As filed with the Securities and Exchange Commission on May 7, 2012

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

[    ]   Pre-Effective Amendment No.         [    ]   Post-Effective Amendment No.

RYDEX SERIES FUNDS

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(301) 296-5100

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

Copies to:

Donald C. Cacciapaglia

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

and

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, N.W.

Washington, D.C. 20004

Title of Securities Being Registered: Shares of the Multi-Hedge Strategies Fund

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on June 6, 2012 pursuant to Rule 488 under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Notice of Special Meeting of Shareholders of the Alternative Strategies Allocation Fund (the “Acquired Fund”)

2.	Questions and Answers for Shareholders of the Acquired Fund

3.	Combined Prospectus and Proxy Statement regarding the proposed Reorganization of the Acquired Fund into the Multi-Hedge Strategies Fund (the “Acquiring Fund”)

4.	Combined Prospectus and Proxy Statement – Additional Information About the Acquiring Fund

5.	Exhibit A to the Combined Prospectus and Proxy Statement – Agreement and Plan of Reorganization

6.	Exhibit B to the Combined Prospectus and Proxy Statement – 5% Shareholders of the Acquiring Fund and the Acquired Fund

7.	Proxy Card and Ballot for Special Meeting of Shareholders of the Acquired Fund

8.	Statement of Additional Information regarding the proposed Reorganization of the Acquired Fund into the Acquiring Fund

9.	Exhibit A to the Statement of Additional Information – Pro Forma Portfolio of Investments

10.	Part C Information

11.	Exhibits

PART A

COMBINED PROSPECTUS AND PROXY STATEMENT

June     , 2012

RYDEX SERIES FUNDS

Alternative Strategies Allocation Fund

805 King Farm Boulevard

Rockville, Maryland 20850

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON [JUNE 29, 2012]

TO SHAREHOLDERS OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND: A special meeting of shareholders (the “Special Meeting”) of the Alternative Strategies Allocation Fund (the “Acquired Fund”) will be held at 805 King Farm Boulevard, Suite 600, Rockville, Maryland, 20850 at 11:00 a.m. Eastern Time, on [June 29, 2012] for the following purposes:

1.

To approve an Agreement and Plan of Reorganization which provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund to the Multi-Hedge Strategies Fund (the “Acquiring Fund”), each, a separate series of Rydex Series Funds, in exchange for H-Class Shares, A-Class Shares and C-Class Shares, as applicable, of the Acquiring Fund, (b) the pro rata distribution of H-Class Shares, A-Class Shares and C-Class Shares, as applicable, of the Acquiring Fund by the Acquired Fund to its H-Class Shares, A-Class Shares and C-Class Shares shareholders, in complete liquidation of the Acquired Fund, and (c) the subsequent liquidation and termination of the Acquired Fund; and

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Proposal 1 is described in the attached Combined Prospectus and Proxy Statement. The Combined Prospectus and Proxy Statement also includes information about the Acquiring Fund under “Additional Information About the Acquiring Fund.”

The Board of Trustees of the Acquired Fund unanimously recommends that you vote in favor of Proposal 1.

The Board of Trustees of the Acquired Fund has fixed Wednesday, May 2, 2012 as the record date for determination of shareholders entitled to vote at the Special Meeting.

By Order of the Board of Trustees,

/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Trustee and President
Rydex Series Funds

June     , 2012

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE SPECIAL MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. YOU MAY ALSO CAST YOUR VOTE BY TELEPHONE OR THROUGH THE INTERNET. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE ACQUIRED FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

RYDEX SERIES FUNDS

Alternative Strategies Allocation Fund

June     , 2012

Questions & Answers

The following questions and answers provide an overview of the proposal to reorganize the Alternative Strategies Allocation Fund (the “Acquired Fund”), a separate series of Rydex Series Funds (the “Trust”), into the Multi-Hedge Strategies Fund (the “Acquiring Fund”), also a separate series of the Trust (the “Reorganization”). We encourage you to read the full text of the Combined Prospectus and Proxy Statement that follows, including the section entitled “Additional Information About the Acquiring Fund.”

Q:        What are the Acquired Fund’s shareholders being asked to vote on?

A:        Shareholders of the Acquired Fund are being asked to consider and approve a proposal to reorganize the Acquired Fund into the Acquiring Fund. The Acquired Fund’s shareholders will vote on an Agreement and Plan of Reorganization dated as of November 21, 2011 (the “Plan”).

Q:        Do the Funds have similar investment objectives and principal strategies?

A:        The Funds have similar investment objectives. The Acquired Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The Acquiring Fund seeks long-term capital appreciation with less risk than traditional equity funds. The Funds, however, seek to achieve their investment objectives by pursuing different principal investment strategies. The primary difference is that the Acquired Fund is structured as a fund of funds that seeks to achieve its investment objective by investing principally in a portfolio of affiliated and unaffiliated funds, including the Acquiring Fund. The Acquiring Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stock and other instruments directly. The differences between the Funds’ investment objectives, principal investment strategies, and principal risks are discussed in greater detail in the Combined Prospectus and Proxy Statement.

Q:        Are there differences in the management of the Funds?

A:        There are no differences in the management of the Funds. Each Fund is managed by “Security Investors, LLC”, which operates under the name Guggenheim Investments (the “Advisor”). In addition, with the exception of one portfolio manager, the same team of portfolio managers is responsible for the day-to-day management of the Acquired Fund and the Acquiring Fund. The portfolio management team responsible for managing the Acquiring Fund includes an additional portfolio manager that was recently promoted to the portfolio manager position in May 2012. Each Fund is also a separate series of the Trust. As a result, the Funds share a Board of Trustees, which is responsible for the supervision of the management and affairs of the Funds and the Trust.

i

Q:        How will the Reorganization affect Fund fees and expenses?

A:        The expenses of the Acquiring Fund generally are higher than the expenses of the Acquired Fund. However, assuming the Reorganization occurs on or after [July 13, 2012] (the “Closing Date”), the Acquiring Fund would have “Total Annual Fund Operating Expenses”, after taking into account the applicable contractual fee waiver and excluding “Short Sales Dividend and Interest Expense”, for each of its A-Class, C-Class, and H-Class Share classes that are expected to be lower than those of the corresponding share classes of the Acquired Fund prior to the Reorganization, as of [July 13, 2012].

Q:        Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A:        No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus and Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of the Acquiring Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your Acquired Fund shares or (ii) you purchased your shares of any other fund advised by the Advisor and subsequently exchanged them for shares of the Acquired Fund.

Q:        What is the anticipated timing of the Reorganization?

A:        The special meeting of shareholders of the Acquired Fund (the “Special Meeting”) to consider the proposed Reorganization is scheduled to occur on [June 29, 2012]. If all necessary approvals are obtained, the proposed Reorganization will take place at the close of business on or after [July 13, 2012] (the “Closing Date”).

Q:        What will happen to my investment in the Alternative Strategies Allocation Fund if the proposed Reorganization is approved?

A:        If the Reorganization is approved, you will become a shareholder of the Acquiring Fund on or after the Closing Date, and will no longer be a shareholder of the Acquired Fund. You will receive H-Class Shares, A-Class Shares or C-Class Shares of the Acquiring Fund with a value equal to the value of your investment in the corresponding share class (i.e., H-Class Shares, A-Class Shares and/or C-Class Shares) of the Acquired Fund that you currently own. You will receive the applicable class of shares of the Acquiring Fund with a value equal to the value of your investment in the Acquired Fund as of 4:00 p.m., Eastern Time on the Closing Date (the “Effective Time”). Following the distribution of Acquiring Fund shares, the Acquired Fund will cease operations and be liquidated.

If the Reorganization is approved by shareholders of the Acquired Fund, Acquired Fund shareholders who do not wish to have their shares exchanged for shares of the Acquiring Fund as part of the Reorganization should redeem or exchange their shares prior to the consummation of the Reorganization. If you redeem or exchange your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for the shares, unless you are a tax-exempt investor.

As noted above, the Acquired Fund and the Acquiring Fund are both managed by the Advisor and are part of the same family of funds (the “Guggenheim Investments family of funds”). If the Reorganization is consummated, shareholders of the former Acquired Fund will continue to enjoy, as shareholders of the Acquiring Fund, the same quality of support services that they have enjoyed in the past and will continue to be able to exchange their new H-Class Shares, A-Class Shares or C-Class Shares of the Acquiring Fund for H-Class Shares, A-Class Shares and C-Class Shares, respectively, of any other fund offered in the Guggenheim Investments family of funds as they have been able to do as shareholders of the Acquired Fund.

Q:        What happens if the Reorganization is not approved?

A:        If shareholders of the Acquired Fund do not approve the Reorganization, the Reorganization will not take effect and the Acquired Fund’s Board of Trustees will determine what, if any, additional action should be taken with respect to the Acquired Fund. Such action may include the liquidation of the Acquired Fund.

Q:        How does the Board recommend I vote?

A:        The Board of Trustees of the Acquired Fund and the Acquiring Fund (the “Board”), including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) recommends that you vote FOR the proposed Reorganization. After considering, among other factors, the terms and conditions of the proposed Reorganization, the Board believes that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of each Fund and its shareholders. In reaching this conclusion, the Board determined that reorganizing the Acquired Fund into the Acquiring Fund offers potential benefits to the shareholders of each Fund and will not dilute the interests of the current shareholders of either Fund.

Q:        Who will pay the expenses of the proposed Reorganization?

A:        The Advisor, or its affiliates, and not the Acquired Fund or the Acquiring Fund, will pay the expenses (except for brokerage charges incurred by the Acquired Fund prior to the Reorganization) directly related to the proposed Reorganization.

Q:        Who will receive the Combined Prospectus and Proxy Statement?

A:        The Combined Prospectus and Proxy Statement has been mailed to all shareholders that held shares of record of the Acquired Fund on the Record Date, and accordingly have the right to vote on the proposed Reorganization. Please note that, in some cases, record ownership of and/or voting authority over Acquired Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Combined Prospectus and Proxy Statement.

Q:        What are the costs and federal tax implications to shareholders in connection with the proposed Reorganization?

A:        All fees and expenses, except brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization, incurred directly in connection with the consummation of the proposed Reorganization and the transactions contemplated by the Plan will be borne by the Advisor, without regard to whether the Reorganization is consummated. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders. Such brokerage expenses are expected to be minimal.

The Reorganization is intended to be a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended. As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will receive an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, to that effect.

Immediately prior to the Reorganization, the Acquired Fund will declare and pay a final distribution to the Acquired Fund’s shareholders of all of the Acquired Fund’s investment company taxable income for taxable years ending on or before the closing of the Reorganization and all of the Acquired Fund’s net capital gain, if any, recognized in those years. The sale of securities by the Acquired Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution to shareholders that the Acquired Fund makes prior to the Reorganization.

Q:        Whom do I contact if I have questions?

A:        For questions about this Combined Prospectus and Proxy Statement or about how to vote your shares, please contact our proxy information line at 1-800-813-9373. Representatives are available to take your call Monday through Friday, 9 a.m. to 9 p.m., Eastern Time.

COMBINED PROSPECTUS AND PROXY STATEMENT

June     , 2012

Acquisition of the assets and stated liabilities of the

ALTERNATIVE STRATEGIES ALLOCATION FUND,

a series of Rydex Series Funds

805 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 or 301-296-5100

By and in exchange for shares of the

Multi-Hedge Strategies Fund,

a series of Rydex Series Funds

805 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 or 301-296-5100

This Combined Prospectus and Proxy Statement describes the proposed reorganization (the “Reorganization”), pursuant to an Agreement and Plan of Reorganization (the “Plan”), of the Alternative Strategies Allocation Fund, a separate series of Rydex Series Funds (the “Trust”) into the Multi-Hedge Strategies Fund, also a separate series of the Trust. Under the Plan, the Alternative Strategies Allocation Fund would transfer all of its assets and stated liabilities to the Multi-Hedge Strategies Fund in exchange for shares of the corresponding class of shares of the Multi-Hedge Strategies Fund, as described in the table below. To the extent permitted by law, the Trust may amend the Plan without shareholder approval.

Alternative Strategies Allocation Fund	Multi-Hedge Strategies Fund
H-Class Shares	H-Class Shares
A-Class Shares	A-Class Shares
C-Class Shares	C-Class Shares

In this Combined Prospectus and Proxy Statement, the Multi-Hedge Strategies Fund is referred to as the “Acquiring Fund” and the Alternative Strategies Allocation Fund is referred to as the “Acquired Fund.” The Acquired Fund and Acquiring Fund also may be collectively referred to as the “Funds,” or individually as a “Fund.” The Acquired Fund and the Acquiring Fund are both registered open-end management investment companies. If the proposed Reorganization is approved, the Acquired Fund will receive shares of the Acquiring Fund in exchange for the transfer of its assets to the Acquiring Fund. Shares of the Acquiring Fund will then be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund. As a result of the Reorganization, each owner of shares of the Acquired Fund will become the owner of shares of the corresponding share class of the Acquiring Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund at the close of business on [July 13, 2012] or such other date as agreed upon in writing by the Acquired Fund and the Acquiring Fund (the “Closing Date”). Additional information about the Acquiring Fund is included herein. The Plan is included in this Combined Prospectus and Proxy Statement as Exhibit A.

This Combined Prospectus and Proxy Statement sets forth concisely the information about the Acquired Fund and the Acquiring Fund that a prospective investor should know before voting on the proposed Reorganization and investing in the Acquiring Fund, and should be retained for future reference.

The following documents containing additional information about the Acquiring Fund and the Acquired Fund, each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into and, thus, legally considered to be part of this Combined Prospectus and Proxy Statement:

—        the Statement of Additional Information dated June __, 2012 (the “Reorganization SAI”), relating to this Combined Prospectus and Proxy Statement;

—        the Statement of Additional Information relating to the A-Class Shares, C-Class Shares and H-Class Shares of the Acquiring Fund, dated May 1, 2012, as amended from time to time (the “Acquiring Fund SAI”) as filed with the SEC on April 30, 2012 (SEC Accession No. 0001193125-12-196774);

—        the Statement of Additional Information relating to the A-Class Shares, C-Class Shares and H-Class Shares of the Acquired Fund, dated August 1, 2011, as revised November 30, 2011, and as amended from time to time (the “Acquired Fund SAI”) as filed with the SEC on November 30, 2011 (SEC Accession No. 0001193125-11-326007);

—        the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2011, as filed with the SEC on March 12, 2012 (SEC Accession No. 0001193125-12-109176);

—    the Annual Report to Shareholders of the Acquired Fund for the fiscal year ended March 31, 2011, as filed with the SEC on June 8, 2011 (SEC Accession No. 0000950123-11-057567); and

—        the Semi-Annual Report to Shareholders of the Acquired Fund for the fiscal period ended September 30, 2011, as filed with the SEC on December 9, 2011 (SEC Accession No. 0000950123-11-102621).

Copies of these materials and other information about the Acquired Fund and the Acquiring Fund may be obtained without charge by writing or by calling the Acquiring Fund or the Acquired Fund at the addresses and telephone numbers shown on the previous page.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The SEC has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this Combined Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus and Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

-i-

TABLE OF CONTENTS

(continued)

-ii-

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Combined Prospectus and Proxy Statement, or incorporated herein by reference into this Combined Prospectus and Proxy Statement. For more complete information, please read the section herein entitled “Additional Information About the Acquiring Fund.” A copy of the Plan is included in this Combined Prospectus and Proxy Statement as Exhibit A. You may request a free copy of the Reorganization SAI, dated June __, 2012 or other documents relating to the Trust without charge by calling 1-800-820-0888 or 301-296-5100 or by writing to the Trust, at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Reorganization SAI is incorporated herein by reference.

Each Fund is an open-end management investment company registered with the SEC. The Acquired Fund is a diversified fund and the Acquiring Fund is not, which means that the Acquiring Fund can invest a greater portion of its assets in securities of individual issuers than a diversified fund. Each Fund is a separate series of the Trust, which is organized as a Delaware statutory trust. As discussed in more detail below, each Fund seeks to achieve its investment objective by obtaining exposure to alternative investment strategies, or strategies traditionally employed by hedge funds. The Acquired Fund seeks to obtain such exposure, as well as exposure to non-traditional asset classes, primarily through its investment in other funds, while the Acquiring Fund seeks to obtain such exposure through direct investments in common stock and other instruments. Additional information about the Funds’ investment objectives and principal investment strategies is included below.

Reasons for the Proposed Reorganization

At a meeting held on November 21, 2011, Security Investors, LLC (the “Advisor”), the investment adviser to both the Acquired Fund and Acquiring Fund, presented its reasoning for the proposed reorganization of the Acquired Fund into the Acquiring Fund. Among the reasons provided, and the factors discussed, were: (i) the long-term viability of the Acquired Fund due to its small asset size; (ii) the Acquired Fund’s and Acquiring Fund’s similar investment objectives and investment methodologies; (iii) the Acquiring Fund’s outperformance of the Acquired Fund; (iv) the lesser total operating expenses, after taking into account the applicable contractual fee waiver and excluding “Short Sales Dividend and Interest Expense” (“Short Sales Dividend and Interest Expense” has been excluded for purposes of this comparison because it does not represent a fee that is charged to the shareholder by the Advisor or other service provider), of the Acquiring Fund; and (v) the fact that shareholders of the Acquired Fund will continue to enjoy the same services and benefits provided to them as shareholders of the Acquiring Fund.

After considering the Advisor’s presentation, the Board of Trustees of the Acquired Fund and the Acquiring Fund (the “Board”), including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of each Fund and its shareholders. In reaching this conclusion, the Board determined that reorganizing the Acquired Fund into the Acquiring Fund offers potential benefits to the shareholders of each Fund and will not dilute the interests of the current shareholders of either Fund. The Board, therefore, unanimously recommends that you vote for the approval of the Reorganization.

The Reorganization

The Plan governs the Reorganization and provides that the Acquiring Fund would acquire all of the assets and stated liabilities of the Acquired Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the Acquired Fund. The Acquired Fund would then distribute on a pro rata basis the Acquiring Fund shares to its shareholders in complete liquidation and termination of the Acquired Fund. The Reorganization is subject to a number of conditions, including the approval of the Acquired Fund’s shareholders. The Trust also may agree to terminate or abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders.

As a result of the Reorganization, the Acquired Fund’s shareholders will become shareholders of the Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Acquired Fund that the shareholder held immediately before the Reorganization. If approved, the Reorganization is expected to occur on or after the Closing Date. The exchange of Acquired Fund shares for Acquiring Fund shares in the Reorganization is expected to be tax-free for federal income tax purposes and Acquired Fund shareholders will not pay any sales charge or sales load on the exchange. The Advisor also has agreed to bear all customary expenses (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) of the Reorganization. Therefore, neither of the Funds, or their respective shareholders, is expected to bear those expenses. The Funds, however, ordinarily bear certain expenses such as brokerage commissions (including those incurred by the Acquired Fund prior to the Reorganization) and other transaction charges, as well as interest on borrowed money, and will bear these expenses and any extraordinary expenses that may be associated with the Reorganization.

The Acquired Fund’s portfolio holdings are not identical to the portfolio holdings of the Acquiring Fund. As a result, the Advisor may redeem in kind certain of the Acquired Fund’s portfolio investments, so that the Acquiring Fund may accept the Acquired Fund’s assets. It also may be necessary for the Acquired Fund to dispose of or purchase certain investments prior to the Reorganization. The possible need for the Acquired Fund to dispose of certain portfolio investments prior to the Reorganization could result in the Advisor selling such portfolio investments at a disadvantageous time.

For more information about the Reorganization, see “Information About the Reorganization.”

Comparison of the Fees and Expenses of the Acquired Fund and the Acquiring Fund

Like all mutual funds, the Acquired Fund and the Acquiring Fund incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services, and other activities. The expenses of the Acquiring Fund generally are higher than the expenses of the Acquired Fund. The difference in fees and expenses is largely due to the fact that the Acquired Fund does not pay management and distribution fees because of its structure as a fund of funds. In addition, as part of its agreement with the Trust, the Advisor pays all expenses of the Acquired Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, “Acquired Fund Fees and Expenses”, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, “Short Sales Dividend and Interest Expense”, and extraordinary expenses. Had this arrangement not been in place, the Acquired Fund’s “Other Expenses” and, thus, “Total Annual Operating Expenses” would have been higher.

The Acquiring Fund’s fees and expenses, on the other hand, include those of the wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) in which it invests a portion of its assets. The Advisor, however, has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Acquiring Fund invests in the Subsidiary, and may be terminated only with the approval of the Acquiring Fund’s Board of Trustees.

The Acquiring Fund’s fees and expenses also include the Acquiring Fund’s “Short Sales Dividend and Interest Expense”, which is not a fee charged to the shareholder by the Advisor or other service provider. Rather, “Short Sales Dividend and Interest Expense” is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. “Short Sales Dividend and Interest Expense” is incurred when the Acquiring Fund short sells a security to gain the inverse exposure necessary to meet its investment objective. The Acquiring Fund must pay out the dividend rate on an equity security, the coupon rate of a fixed income security, and interest expense associated with either, to the lender and records these as an expense of the Fund and reflects these expenses in its financial statements. However, any such dividend or interest expense on a security sold short generally has the effect of reducing the market value of the shorted security, thus, increasing the Acquiring Fund’s unrealized gain or reducing the Acquiring Fund’s unrealized loss on its short sale transaction.

However, assuming the Reorganization occurs on or after [July 13, 2012] (the “Closing Date”), the Acquiring Fund would have “Total Annual Fund Operating Expenses”, after taking into account the applicable contractual fee waiver and excluding “Short Sales Dividend and Interest Expense”, for each of its A-Class, C-Class, and H-Class Share classes that are expected to be lower than those of the corresponding share classes of the Acquired Fund prior to the Reorganization, as of [July 13, 2012].

Comparative Fee Table

The table below describes (1) the fees and expenses of the Acquired Fund for the fiscal year ended March 31, 2011; (2) the fees and expenses of the Acquiring Fund for the fiscal year ended December 31, 2011; and (3) the pro forma fees and expenses of the Acquiring Fund, after giving effect to the Reorganization based on pro forma net assets for the twelve month period ended December 31, 2011.

Pro forma expense ratios shown should not be considered an actual representation of future expenses or performance. Such pro forma expense ratios project anticipated asset and expense levels, but actual ratios may be greater or less than those shown.

	Acquired Fund			Acquiring Fund			Acquiring Fund Pro Forma Combined
	H-Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	A-Class Shares	C-Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None	None	4.75%	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	None	1.00%	None	None	1.00%	None	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary	None	None	None	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Distribution and Shareholder Service (12b-1) Fees	None	None	0.75%	0.25%	0.25%	1.00%	0.25%	0.25%	1.00%
Other Expenses	None	None	None	1.25%	1.24%	1.24%	1.25%	1.24%	1.24%
Other Expenses of the Fund	None	None	None	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses of the Subsidiary*	N/A	N/A	N/A	0.01%	0.00%	0.00%	0.01%	0.00%	0.00%
Short Sales Dividend and Interest Expense	N/A	N/A	N/A	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Acquired Fund Fees and Expenses	2.12%	2.12%	2.12%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses**	2.12%	2.12%	2.87%	2.94%	2.93%	3.68%	2.94%	2.93%	3.68%
Fee Waiver***	N/A	N/A	N/A	0.13%	0.12%	0.13%	0.13%	0.12%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver***	2.12%	2.12%	2.87%	2.81%	2.81%	3.55%	2.81%	2.81%	3.55%

*	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2011.
**

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Funds’ financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Funds and do not include “Acquired Fund Fees and Expenses”, which are fees and expenses incurred indirectly by the Funds through their investments in certain underlying investment companies.

***

The Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Acquiring Fund invests in the Subsidiary, and may be terminated only with the approval of the Acquiring Fund’s Board of Trustees.

Comparative Expense Example

This Example is intended to help you compare the cost of investing in shares of the Acquired Fund and the Acquiring Fund.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses as shown in the Comparative Fee Table above remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Acquired Fund			Acquiring Fund			Acquiring Fund Pro Forma Combined
	H-Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	A-Class Shares	C-Class Shares
1 Year	$215	$680	$390	$284	$746	$458	$284	$746	$458
3 Years	$664	$1,107	$889	$871	$1,305	$1,088	$871	$1,305	$1,088
5 Years	$1,139	$1,560	$1,513	$1,484	$1,888	$1,840	$1,484	$1,888	$1,840
10 Years	$2,452	$2,810	$3,195	$3,138	$3,464	$3,818	$3,138	$3,464	$3,818

You may pay the following expenses if you did not redeem your shares:

	Acquired Fund	Acquiring Fund	Acquiring Fund Pro Forma Combined
	C-Class Shares	C-Class Shares	C-Class Shares
1 Year	$290	$358	$358
3 Years	$889	$1,088	$1,088
5 Years	$1,513	$1,840	$1,840
10 Years	$3,195	$3,818	$3,818

Comparison of Investment Objectives and Policies of the Acquired Fund and Acquiring Fund

The Funds have similar investment objectives, but seek to achieve their investment objectives by pursuing different principal investment strategies. The primary difference in the Funds’ principal investment strategies is that the Acquired Fund is structured as a “fund of funds” that seeks to achieve its investment objective by investing principally in a portfolio of affiliated and unaffiliated funds, including the Acquiring Fund. The Acquiring Fund is not structured as a fund of funds. Rather, it seeks to achieve its investment objective by investing primarily in domestic and foreign common stock and other instruments directly. The Acquiring Fund also invests up to 25% of its total assets in the Subsidiary for the purpose of obtaining exposure to the global commodities markets.

With the exception of the fact that the Acquired Fund is a diversified fund, and thus, subject to an investment limitation with respect to 75% of its total assets, the Acquired Fund’s fundamental investment policies are substantially similar to those of the Acquiring Fund. The investment risk associated with an investment in a non-diversified fund, such as the Acquiring Fund, is described under “Principal Risk Factors Specific to the Acquiring Fund.” For a detailed discussion of the similarities and differences between the Funds’ investment objectives, principal investment strategies, policies and fundamental investment restrictions, see “Information about the Acquired Fund and the Acquiring Fund – Comparison of the Investment Objectives and Principal Investment Strategies”, “Comparison of Fundamental Investment Limitations”, and “Additional Information About the Acquiring Fund” in this Combined Prospectus and Proxy Statement.

Comparison of the Service Providers of the Acquired Fund and Acquiring Fund

The Acquired Fund and Acquiring Fund are managed by the same investment adviser and share the same administrator, distributor, transfer agent and other service providers. For a discussion of the service providers to the Acquired Fund and the Acquiring Fund, see “Information About the Acquired Fund and the Acquiring Fund – Information on Investment Advisory Arrangements and Other Service Providers” and “Additional Information About the Acquiring Fund” in this Combined Prospectus and Proxy Statement.

Comparison of the Share Class Characteristics and Shareholder Transactions and Services of the Acquired Fund and Acquiring Fund

The Acquired Fund and the Acquiring Fund each offer H-Class Shares, A-Class Shares and C-Class Shares at a price based on NAV, and the rights and exchange privileges of each Fund’s share classes are substantially similar to one another.

The purchase, redemption, exchange, dividend and other policies and procedures of the Acquired Fund are substantially similar and, in most cases, identical to those of the Acquiring Fund. For more information, see “Information About the Acquired Fund and the Acquiring Fund – Purchase, Redemption and Exchange Procedures” and “Information on Distribution Arrangements.”

The sales charges imposed by A-Class and C-Class Shares of the Acquired Fund are identical to those charged by A-Class and C-Class Shares of the Acquiring Fund. However, the distribution and shareholder service fees charged by the Acquired Fund and the Acquiring Fund differ. C-Class Shares of the Acquired Fund pay a distribution and shareholder service fee pursuant to a Rule 12b-1 plan of 0.75% while C-Class Shares of the Acquiring Fund pay a distribution and shareholder service fee pursuant to a Rule 12b-1 plan of 1.00%. H-Class and A-Class Shares of the Acquired Fund currently do not pay distribution or shareholder service fees while H-Class Shares and A-Class Shares of the Acquiring Fund pay a distribution fee pursuant to a Rule 12b-1 plan of 0.25%. The share classes of the Acquired Fund do not pay or pay reduced distribution and shareholder service fees because the Acquired Fund generally invests in A-Class Shares of the affiliated underlying funds, each of which already pays distribution fees pursuant to a Rule 12b-1 plan to Rydex Distributors, LLC (the “Distributor”) and other firms that provide distribution or shareholder services (“Service Providers”). The distribution fees that are paid by the affiliated underlying funds are used to promote sales of the Acquired Fund. Therefore, currently, it is not necessary to pay distribution fees at the Acquired Fund level also. For more information, please see “Information About the Acquired Fund and the Acquiring Fund – Distribution Arrangements.”

Federal Income Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Acquired Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). As a condition to the closing of the Reorganization, the Acquiring Fund and the Acquired Fund will receive an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, to that effect. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and, thus, does not preclude the IRS from asserting, or a court from rendering, a contrary position. The sale of securities prior to the Reorganization could result in the Acquired Fund realizing gains or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transaction costs that would be borne by the Acquired Fund and its shareholders. Any such expenses are expected to be minimal.

With respect to any of the portfolio assets of the Acquired Fund that are sold (or deemed sold by reason of marking to market of certain assets upon the termination of the Acquired Fund’s taxable year) by the Acquired Fund in connection with the Reorganization, the tax impact of such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any gains will be distributed to the Acquired Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale (or deemed sale) (after taking into consideration loss carryforward, and such distributions will be taxable to shareholders.

Since its inception, each of the Acquired Fund and the Acquiring Fund believes it has qualified as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Acquired Fund and the Acquiring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

At any time prior to the consummation of the Reorganization, a shareholder may redeem shares of the Acquired Fund, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”

Voting Information

The Acquired Fund Trustees are furnishing this Combined Prospectus and Proxy Statement in connection with the solicitation of proxies. Only shareholders of record at the close of business on May 2, 2012 (the “Record Date”), will be entitled to vote at the special meeting of shareholders. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Acquired Fund a written notice of revocation or a subsequently executed proxy or by attending the special meeting of shareholders and voting in person. For additional information, see “About the Proxy Solicitation and the Special Meeting” below.

PRINCIPAL RISK FACTORS

Comparison of the Principal Risks Associated with Investments in the Acquired Fund and Acquiring Fund

The Acquired Fund and the Acquiring Fund are subject to a number of the same principal risk factors. However, each of the Funds is also subject to several risks that are not common to both Funds. The Acquired Fund, in particular, is subject to several principal risks that are attributable to the Acquired Fund’s structure as a “fund of funds” and, thus, not common to both Funds. The three tables below set forth a summary of the principal risk factors that are specific to the Acquiring Fund, common to both Funds, and specific to the Acquired Fund, respectively.

Principal Risk Factors Specific to the Acquiring Fund
Investment in the Subsidiary Risk

The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiary, the Fund is exposed to the risks of the Subsidiary’s investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

The Acquired Fund also is indirectly subject to this risk as a result of its investments in affiliated Funds, including the Acquiring Fund, that invest in a Subsidiary.

Principal Risk Factors Specific to the Acquiring Fund
Non-Diversification Risk

The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Portfolio Turnover Risk

The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Due to the nature of the investment strategy employed by the Acquiring Fund, the Acquiring Fund experiences a significantly higher portfolio turnover rate than the Acquired Fund. During the most recent fiscal year, the Acquiring Fund’s portfolio turnover rate was 443% of the average value of its portfolio. By comparison, the Acquired Fund’s portfolio turnover rate during its most recent fiscal year was 123% of the average value of its portfolio.

Repurchase Agreement Risk

The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Commodity-Linked Derivative Investment Risk

Each Fund and certain of the underlying funds may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose each Fund economically to movements in commodity prices. The Acquiring Fund’s and certain of the Acquired Fund’s underlying funds’ investments in commodity-related investment products may lead to losses in excess of the Funds’ investment in such products. Such losses can significantly and adversely affect the NAV of the Acquiring Fund or an underlying fund of the Acquired Fund, and, consequently, a shareholder’s interest in each Fund.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Counterparty Credit Risk

Each Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Each Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investments.

Currency Risk

Each Fund’s, and in the case of the Acquired Fund, certain of the underlying funds’, indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Each Fund and certain of the Acquired Fund’s underlying funds also may incur transaction costs in connection with conversions between various currencies.

Depositary Receipt Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”). The underlying securities of the ADRs in the Fund’s or in an underlying fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk

Each Fund’s, and in the case of the Acquired Fund, certain of the underlying funds’, investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. For the Acquiring Fund, while the majority of the Fund’s derivative investments will be used to obtain exposure to the commodities markets, certain of the Fund’s derivative investments will be employed to hedge risk and limit leveraged exposure. There is no guarantee that such hedging strategies will be effective at managing risk.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Early Closing Risk

Each Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk

Each Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Fixed Income Risk

Each Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

High Yield Risk

The Acquiring Fund, and in the case of the Acquired Fund, certain of the underlying funds, may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Investment in Investment Companies Risk

Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
Large-Capitalization Securities Risk

Each Fund, and in the case of the Acquired Fund, certain of the underlying funds, are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk

Each Fund achieves leveraged exposure generally, and certain of the Acquired Fund’s underlying funds achieve leveraged exposure to their respective benchmarks or underlying indices through the use of derivative instruments. In addition, the Acquiring Fund derives substantially all of its commodities exposure from its investments in derivatives and other financial instruments that provide leveraged exposure. Each Fund’s and underlying funds’ investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The more the Fund or an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Because the use of such instruments may be an integral part of the Acquiring Fund’s and certain of the underlying funds’ investment strategies, the use of such instruments may expose the Acquiring Fund and certain of the underlying funds and thus, the Acquired Fund, to potentially dramatic losses or gains in the value of their respective portfolios. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk

For each Fund, and in the case of the Acquired Fund, certain of the underlying funds, in certain circumstances, it may be difficult for the Fund or certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While each Fund and certain of the underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move”, it may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of each Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk

Each Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk	Each Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Principal Risk Factors of both the Acquired Fund and Acquiring Fund
OTC Trading Risk

Certain of the derivatives in which each Fund, and in the case of the Acquired Fund, certain of the underlying funds, may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Short Sales Risk

Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect each Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk	Each Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.
Tax Risk

The Fund, and in the case of the Acquired Fund, certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments. However, to the extent the Fund or an affiliated underlying fund invests in such instruments directly, it may be subject to the risk that such instruments will not generate qualifying income and, thus, may compromise the Fund’s or underlying fund’s ability to qualify as a regulated investment company under Subchapter M of the Code. If the Fund or underlying fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income), to ensure its continued ability to qualify as a regulated investment company. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s or underlying funds’ taxable income or gains and distributions.

Trading Halt Risk

If a trading halt occurs, each Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may prevent the Fund from achieving its investment objective.

Principal Risk Factors Specific to the Acquired Fund
Conflicts of Interest Risk

The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor may also be responsible for managing affiliated underlying funds.

Energy Sector Concentration Risk

To the extent that certain of the underlying funds’ investments are concentrated in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy sector companies also may fluctuate widely in response to such events.

Exchange-Traded Notes (ETNs) Risk

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s or an underlying fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund or an underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Fund of Funds Risk

By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Growth Stocks Risk

Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Principal Risk Factors Specific to the Acquired Fund
Initial Public Offering (“IPO”) Risk

Certain of the underlying funds may invest a portion of their assets in securities of companies offering shares in IPOs, which may be more volatile than other securities. In addition, the effect of IPOs on an underlying fund’s, and thus the Fund’s, performance likely will decrease as the underlying fund’s asset size increases, which could reduce the Fund’s total returns. Because the prices of IPO shares frequently are volatile, the underlying funds may hold IPO shares for a very short period of time, which may result in increased portfolio turnover and increased transactions costs for the Fund. The limited number of shares available for trading in some IPOs may make it more difficult for an underlying fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing prices. The underlying funds’ investments in IPO shares also may include the securities of unseasoned issuers, which present greater risks than the securities of more established issuers.

Real Estate Concentration Risk

To the extent that certain of the underlying funds’ investments are concentrated in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of real estate companies also may fluctuate widely in response to such events.

Tracking Error Risk

The Advisor may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective benchmarks, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying funds’ performance to be less than you expect.

Value Stocks Risk	Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Proposed Reorganization

The Advisor believes that the shareholders of the Acquired Fund and the Acquiring Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Acquired Fund’s and the Acquiring Fund’s assets in the Reorganization, than by continuing to operate the Funds separately. The Advisor also believes that the Acquiring Fund’s investment objective and principal investment strategies are compatible with those of the Acquired Fund making the Acquiring Fund an ideal recipient for the Acquired Fund’s assets and shareholders. The Advisor further believes that it is in the best interests of the Acquired Fund to combine its assets with the Acquiring Fund because total operating expenses (excluding “Short Sales Dividend and Interest Expense”) for each class of shares of the Acquiring Fund (after giving effect to the contractual fee waiver) are expected to be lower than those of the Acquired Fund prior to the Reorganization.

At a meeting held on November 21, 2011, the Advisor presented its reasoning for reorganizing the Acquired Fund into the Acquiring Fund. Among the reasons provided, and the factors discussed, were: (i) the long-term viability of the Acquired Fund due to its small asset size; (ii) the Acquired Fund’s and the Acquiring Fund’s similar investment objectives and investment methodologies; (iii) the Acquiring Fund’s outperformance of the Acquired Fund; (iv) the lesser total operating expenses, after taking into account the applicable contractual fee waiver and excluding “Short Sales Dividend and Interest Expense” (“Short Sales Dividend and Interest Expense” has been excluded for purposes of this comparison because it does not represent a fee that is charged to the shareholder by the Advisor or other service provider), of the Acquiring Fund; and (v) the fact that shareholders of the Acquired Fund will continue to enjoy the same services and benefits provided to them as shareholders of the Acquiring Fund.

In connection with the meeting, the Board was provided, in advance of the meeting, detailed information about the proposed Reorganization, including information regarding: (1) the investment objectives and policies of the Acquiring Fund and their relative compatibility with those of the Acquired Fund; (2) the historical investment performance records of the Acquired Fund and the Acquiring Fund; (3) the investment advisory and total expenses payable and paid by the Acquiring Fund (including pro forma expense information), as compared with those of the Acquired Fund; (4) the current size of the Acquiring Fund and the prospects for its future growth, as compared to the Acquired Fund; (5) alternatives to the Reorganization, including liquidating the Acquired Fund; and (6) the terms of the proposed Plan.

After considering the Advisor’s presentation, the Board, including the Independent Trustees, determined that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of each Fund and its shareholders. In reaching this conclusion, the Board determined that reorganizing the Acquired Fund into the Acquiring Fund offers potential benefits to the shareholders of each Fund and will not dilute the interests of the current shareholders of either Fund. The Board’s conclusion was based on a number of factors, including the following:

—

The Reorganization will enable shareholders of the Acquired Fund to continue their investment in a mutual fund - the Acquiring Fund - that has similar investment objectives, policies and risks as the Acquired Fund.

—

The potential for the Acquiring Fund to have a larger asset base and improved prospects for growth, efficient management and attendant reductions in overall expenses following the consummation of the Reorganization.

—

The historical investment performance record of the Acquiring Fund for the periods reviewed generally compared favorably to that of the Acquired Fund, although there is no guarantee or assurance as to the future performance of the Acquiring Fund.

—

As a result of the Reorganization, each shareholder of the Acquired Fund would hold, immediately after the Reorganization, shares of the corresponding share class of the Acquiring Fund having an aggregate value equal to the aggregate value of the shares of the Acquired Fund held immediately before the Reorganization.

—	The Reorganization is expected to be tax-free, for federal income tax purposes, for the Acquired Fund and its shareholders.

—

The fees and expenses (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) associated with the participation of the Acquired Fund and the Acquiring Fund in the Reorganization will be borne and paid by the Advisor and/or its affiliates. As a result, the Acquired Fund would not bear any of the expenses of the proposed Reorganization, except for the indirect costs of brokerage commissions to the extent the Acquired Fund buys or sells portfolio securities in anticipation of the Reorganization.

On the basis of the foregoing and other representations and information provided to the Board and its evaluation of those representations and information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization and the Plan with respect to the Acquired Fund and to recommend that the shareholders of the Acquired Fund also approve the Reorganization. The Board, therefore, unanimously recommends that you vote for the approval of the Reorganization.

Description of the Agreement and Plan of Reorganization

The Plan provides for the Reorganization to occur on or after the close of business on the Closing Date. On or after the Closing Date, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund solely in exchange for (i) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) shares of the Acquiring Fund. The value of the Acquired Fund’s assets to be transferred to and acquired by the Acquiring Fund shall be the value of such assets as of the Effective Time using the valuation procedures described in the Fund Prospectus and Fund SAI, or such other valuation procedures as the Acquired Fund and the Acquiring Fund shall mutually agree. The valuation procedures of the Acquired Fund and the Acquiring Fund are identical.

Prior to the Reorganization, the Advisor intends to dispose of all of the Acquired Fund’s holdings through the sale of certain of the underlying funds’ shares and the redemption in kind of other of the underlying funds’ shares. The Advisor intends to sell approximately 55.10% of the Acquired Fund’s holdings. The Advisor intends to redeem in kind the remaining 44.90% of the Acquired Fund’s holdings. The securities received by the Acquired Fund as redemption proceeds would be contributed to the Acquiring Fund in connection with the Reorganization. While not anticipated, it also may be necessary for the Acquired Fund to purchase certain investments prior to the Reorganization.

Upon the transfer of the Acquired Fund’s assets, the Acquiring Fund will simultaneously (i) issue to the Acquired Fund a number of full and fractional shares of the corresponding share class of the Acquiring Fund equal in value to the aggregate NAV of the Acquired Fund calculated as of the Effective Time and (ii) assume only the accrued and unpaid liabilities of the Acquired Fund set forth in the Acquired Fund’s statement of assets and liabilities as of the Effective Time.

The Acquired Fund will immediately distribute to its shareholders of record a pro rata portion of the Acquiring Fund shares received in complete liquidation of the Acquired Fund. As a result, each shareholder of the Acquired Fund will receive a number of H-Class Shares, A-Class Shares and C-Class Shares (as applicable) of the Acquiring Fund equal in value to the H-Class Shares, A-Class Shares and C-Class Shares (as applicable) of the Acquired Fund held by that shareholder.

The transfer of shareholder accounts from the Acquired Fund to the Acquiring Fund will occur automatically. It is not necessary for Acquired Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds’ portfolios.

The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the Acquired Fund’s shareholders; and (ii) receipt by the Acquired Fund and the Acquiring Fund of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, concerning the federal income tax consequences of the Reorganization. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interest of the shareholders of a Fund.

All expenses, except brokerage charges incurred by the Acquired Fund prior to the Reorganization, that are solely and directly related to the Reorganization will be borne and paid by the Advisor, without regard to whether the Reorganization is consummated. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by the Reorganization and the Plan: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of the Plan; (ii) expenses associated with the preparation and filing of the Registration Statement under the Securities Act of 1933, as amended, covering the Acquiring Fund shares to be issued pursuant to the provisions of the Plan; (iii) registration or qualification of the fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of this Combined Prospectus and Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by the Plan will be borne by the party incurring such fees and expenses. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization, including brokerage commissions, taxes (expected to be de minimis), and other expenses connected with the execution of portfolio transactions, “Short Sales Dividend and Interest Expense”, and extraordinary expenses, will be borne by the Acquired Fund and its shareholders.

If the Reorganization is approved by shareholders of the Acquired Fund, Acquired Fund shareholders who do not wish to have their shares exchanged for shares of the Acquiring Fund as part of the Reorganization should redeem or exchange their shares prior to the consummation of the Reorganization. If you redeem or exchange your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for the shares, unless you are a tax-exempt investor.

To the extent permitted by law, the Trust may amend the Plan without shareholder approval.

The foregoing discussion of the terms of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is included as Exhibit A hereto.

Description of Each Fund’s Share Class and Capitalization

When issued to shareholders of the Acquired Fund under the Plan, shares of the Acquiring Fund will be fully paid and non-assessable and transferable without restriction and will have no preemptive or conversion rights. For additional information about H-Class Shares, A-Class Shares and C-Class Shares of the Acquiring Fund, please see “Additional Information About the Acquiring Fund” in this Combined Prospectus and Proxy Statement.

The table below sets forth the unaudited capitalization of the Acquired Fund’s shares and the Acquiring Fund’s shares as of December 31, 2011 and on a pro forma combined basis after giving effect to the Reorganization as of that date.

	Share Class	Acquired Fund	Acquiring Fund	Pro Forma Adjustments*	Multi-Hedge Strategies Fund Pro Forma Combined
Net Assets	A-Class Shares	$1,962,173	$24,832,014	$(341,516)	$ 26,452,671
	C-Class Shares	$2,818,720	$13,322,139	$(411,816)	$ 15,729,043
	H-Class Shares	$9,963,545	$66,161,100	$(1,576,098)	$ 74,548,547
Total Net Assets		$14,744,438	$104,315,253	$(2,329,430)	$116,730,261
Shares Outstanding	A-Class Shares	102,575	1,117,933	(29,605)	1,190,903
	C-Class Shares	151,741	629,427	(38,047)	743,121
	H-Class Shares	520,899	2,976,494	(143,596)	3,353,797
Total Shares Outstanding		775,215	4,723,854	(211,248)	5,287,821
Net Asset Value Per Share	A-Class Shares	$19.13	$22.21	N/A	$22.21
	C-Class Shares	$18.58	$21.17	N/A	$21.17
	H-Class Shares	$19.13	$22.23	N/A	$22.23
*	Pro forma combined net assets are reduced by the amount of the Acquired Fund’s position held in the Acquiring Fund as of December 31, 2011.

The table above should not be relied upon to reflect the number of shares to be received in the Reorganization. The actual number of shares to be received will depend upon the NAV and number of shares outstanding of each Fund at the time of the Reorganization.

Federal Income Tax Consequences

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Acquired Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, counsel to the Funds, that the Reorganization should be a “reorganization” within the meaning of Section 368(a) of the Code and that the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

• No gain or loss should be recognized by the Acquired Fund or by the Acquiring Fund upon the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund, except for (i) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Acquired Fund, (ii) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (iii) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Acquired Fund.

• No gain or loss should be recognized by a shareholder of the Acquired Fund who exchanges all of his, her or its shares of the Acquired Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

• The tax basis of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund pursuant to the Reorganization (including any fractional share) should be the same as the tax basis of the shares of the Acquired Fund surrendered in exchange therefore.

• The holding period of the shares of the Acquiring Fund received by a shareholder of the Acquired Fund pursuant to the Reorganization (including any fractional share) should include the holding period of the shares of the Acquired Fund surrendered in exchange therefore.

• The Acquiring Fund’s tax basis in assets of the Acquired Fund received by the Acquiring Fund pursuant to the Reorganization should, in each instance, equal the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Acquired Fund upon the transfer, and the Acquiring Fund’s holding period for such assets should, in each instance, include the period during which the assets were held by the Acquired Fund except for any assets which may be marked to market for federal income tax purposes on the termination of the Acquired Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Morgan, Lewis & Bockius LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering such opinion, Morgan, Lewis & Bockius LLP will also rely upon certain representations of the management of the Acquiring Fund and the Acquired Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. The opinion will not express an opinion as to the tax effects to the Acquired Fund or the Acquiring Fund from the marking to market of certain categories of assets as of the closing of the taxable year of the Acquired Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Acquired Fund and its shareholders.

Prior to the Closing Date, the Acquired Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

A portion of the portfolio assets of the Acquired Fund may be sold in connection with the Reorganization, and a portion of such assets may be required to be marked to market as a result of the termination of the Acquired Fund’s taxable year or as a result of the transfer of certain assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales (or deemed sales) on a net basis will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale (or deemed sale) and prior to or on the date of the Reorganization, and such distributions will be taxable to shareholders of the Acquired Fund.

At December 31, 2011, the Acquiring Fund had a capital loss carryforward of $54,423,049. At March 31, 2011, the Acquired Fund had a capital loss carryforward of $7,772,071. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

Shareholders of the Acquired Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, these are taxable transactions. Shareholders must consult with their own tax advisers regarding potential transactions.

Comparative Information on Shareholders’ Rights

The Acquired Fund and the Acquiring Fund are each separate series of the Trust. The Trust was established as a statutory trust under the laws of the State of Delaware. The rights of shareholders of the Acquired Fund and the Acquiring Fund are defined by the Trust’s Agreement and Declaration of Trust and By-Laws. Because the Funds operate pursuant to the same Agreement and Declaration of Trust and By-Laws, the rights of shareholders of the Acquired Fund and Acquiring Fund are identical, and will not change as a result of the Reorganization.

INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

Acquired Fund and Acquiring Fund Investment Objectives and Principal Investment Strategies

Investment Objectives

The investment objectives of the Acquiring Fund and the Acquired Fund are similar. Each Fund seeks to provide capital appreciation through investment exposure to alternative investment strategies, or strategies traditionally employed by hedge funds, which the Advisor believes have low correlation to the returns of equity and fixed income markets. Specifically, the Acquired Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The Acquiring Fund seeks long-term capital appreciation with less risk than traditional equity funds. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

As discussed in more detail below, each Fund seeks to achieve its investment objective by obtaining exposure to alternative investment strategies, or strategies traditionally employed by hedge funds. The Acquired Fund seeks to obtain such exposure, as well as exposure to non-traditional asset classes, primarily through its investment in other funds, while the Acquiring Fund seeks to obtain such exposure through direct investments in common stock and other instruments.

Principal Investment Strategies

Each Fund seeks to achieve its investment objective generally by obtaining exposure to alternative investment strategies, or strategies traditionally employed by hedge funds. The Funds, however, differ in how they obtain such exposure. The primary difference is that the Acquired Fund is structured as a “fund of funds” that seeks to obtain such exposure, as well as exposure to non-traditional asset classes, by investing principally in a portfolio of affiliated and unaffiliated funds. In contrast, the Acquiring Fund is not structured as a fund of funds and seeks to obtain such exposure by investing primarily in domestic and foreign common stock and other instruments directly. The Acquiring Fund, however, also may and does invest in other funds. The Acquiring Fund also invests up to 25% of its total assets in the Subsidiary for the purpose of obtaining exposure to the global commodities markets.

The similarities and differences between the Acquired Fund’s and the Acquiring Fund’s principal investment strategies are set forth in the table below. A complete description of each Fund’s principal investment strategies is included in the Acquiring Fund Prospectus.

Acquired Fund	Acquiring Fund
— The Acquired Fund is structured as a “fund of funds” that invests in a portfolio of affiliated and unaffiliated funds, including registered and unregistered funds and commodity pools.

—    The Acquiring Fund is not structured as a “fund of funds”, but seeks to allocate its assets among multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds.

Acquired Fund	Acquiring Fund

—    The Acquired Fund selects its investments using a proprietary asset allocation methodology that seeks to allocate the Fund’s assets among underlying funds that emphasize alternative or non-traditional asset classes and investment strategies according to the degree of risk associated with each underlying fund and current market conditions.

— The Acquiring Fund selects investment strategies and allocates its investments using a proprietary evaluation of the strategies’ risk and return characteristics.

—    The following are the alternative and non-traditional asset classes and strategies that the Acquired Fund may have exposure to:

¡      Market Neutral

¡      Long/Short Equity

¡      Merger Arbitrage

¡      Commodities

¡      Currency Arbitrage

¡      Global Macro

¡      Fixed Income Arbitrage

¡      Managed Futures

¡      Real Estate

—    The following is a list of the primary investment strategies that the Acquiring Fund may seek exposure to:

¡      Long/Short Equity

¡      Equity Market Neutral

¡      Fixed Income Strategies

¡      Merger Arbitrage

¡      Global Macro

— The Acquired Fund also may invest in: ¡ American Depositary Receipts (ADRs) ¡ Derivatives (e.g., futures, index swaps, options on securities) ¡ ETNs ¡ U.S. government securities ¡ cash

—    The Acquiring Fund also may invest in:

¡      American Depositary Receipts (ADRs)

¡      Derivatives (e.g., futures, index swaps, options on securities)

¡      investment companies (e.g., ETFs)

¡      ETNs

¡       small-, mid-, and large-cap common stock

¡      currencies

¡      commodities

¡      high yield securities

¡      corporate debt

Acquired Fund	Acquiring Fund

—    The Acquired Fund does not have a comparable investment strategy. However, the Acquired Fund invests in underlying funds that employ leverage and that may have long and short exposure to certain of the underlying funds’ portfolio investments.

— The Acquiring Fund may employ leverage subject to internal controls and may have long and short exposure to certain of its portfolio investments.
— The Acquired Fund does not have a comparable investment strategy.	— The Acquiring Fund may invest up to 25% of its total assets in its Subsidiary.

Acquiring Fund and Acquired Fund Fundamental Investment Limitations

Each Fund has adopted fundamental investment limitations that may not be changed without shareholder approval. The Funds’ fundamental investment limitations are identical, except that the Acquired Fund has adopted an investment policy to be a diversified fund. As a diversified fund, the Acquired Fund may not, with respect to 75% of its assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Acquired Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. Because this limitation does not apply to the Acquiring Fund, if the Reorganization is approved, the former shareholders of the Acquired Fund will be subject to the additional risk that the Acquiring Fund is non-diversified and, thus, can invest a greater portion of its assets in securities of individual issuers than the Acquired Fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Acquiring Fund shares than would occur in the Acquired Fund or other diversified fund.

The Acquired Fund’s and the Acquiring Fund’s fundamental investment limitations (with the exception of diversification policy discussed above) are set forth in the table below.

Each Fund shall not:
1. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2. Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.
5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.
6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

7. Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry.* This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

*The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

Performance Information

The following bar charts and tables compare the potential risks and rewards of investing in the Acquired Fund and the Acquiring Fund. The variability of performance over time provides an indication of the risks of investing in each Fund. The following bar charts show the performance of the H-Class Shares, A-Class Shares and C-Class Shares of each Fund from year to year. The following tables show the performance of the H-Class Shares, A-Class Shares and C-Class Shares of each Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions but do not reflect sales charges. If they did, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information for each Fund is available on the Funds’ website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

Acquiring Fund Performance

Performance of H-Class Shares of the Acquiring Fund

The performance information shown below for the H-Class Shares is based on a calendar year.

[Insert Bar Chart]
2006	6.60%
2007	4.00%
2008	-18.20%

2009	-2.65%
2010	5.30%
2011	3.39%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.72%	(quarter ended 12/31/2008)	-10.44%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H- CLASS SHARES	Past 1 Year	Past 5 Years	Since Inception (9/19/2005)
Return Before Taxes	3.39%	-2.05%	-0.65%
Return After Taxes on Distributions	3.12%	-2.37%	-1.04%
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	-1.90%	-0.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.47%
HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.57%

*

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Performance of A-Class Shares of the Acquiring Fund

The performance information shown below for the A-Class Shares is based on a calendar year.

[Insert Bar Chart]
2006	6.60%
2007	3.96%
2008	-18.22%
2009	-2.60%
2010	5.30%
2011	3.39%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.72%	(quarter ended 12/31/2008)	-10.45%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-CLASS SHARES	Past 1 Year	Past 5 Years	Since Inception (9/19/2005)
Return Before Taxes	-1.52%	-3.00%	-1.43%
Return After Taxes on Distributions	-1.77%	-3.32%	-1.81%
Return After Taxes on Distributions and Sale of Fund Shares	-0.99%	-2.69%	-1.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.47%
HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.57%

*

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Performance of C-Class Shares of the Acquiring Fund

The performance information shown below for the C-Class Shares is based on a calendar year.

[Insert Bar Chart]
2006	5.76%
2007	3.22%
2008	-18.85%
2009	-3.35%
2010	4.52%
2011	2.62%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.49%	(quarter ended 12/31/2008)	-10.61%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

C-CLASS SHARES	Past 1 Year	Past 5 Years	Since Inception (9/19/2005)
Return Before Taxes	1.62%	-2.79%	-1.40%
Return After Taxes on Distributions	1.34%	-3.11%	-1.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	-2.51%	-1.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.47%
HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.57%

*

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Acquired Fund Performance

Performance of H-Class Shares of the Acquired Fund

The performance information shown below for H-Class Shares is based on a calendar year.

[Insert Bar Chart]
2009	0.29%
2010	-0.78%
2011	-2.56%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 12/31/2010)	3.58%	(quarter ended 9/30/2011)	-5.26%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H- Class Shares	Past 1 Year	Since Inception (3/7/2008)
Return Before Taxes	-2.56%	-5.42%
Return After Taxes on Distributions	-3.03%	-5.89%

H- Class Shares	Past 1 Year	Since Inception (3/7/2008)
Return After Taxes on Distributions and Sale of Fund Shares	-1.66%	-4.81%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%

Performance of A-Class Shares of the Acquired Fund

The performance information shown below for A-Class Shares is based on a calendar year.

[Insert Bar Chart]
2009	0.25%
2010	-0.78%
2011	-2.56%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 12/31/2010)	3.53%	(quarter ended 9/30/2011)	-5.26%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Since Inception (3/7/2008)
Return Before Taxes	-7.17%	-6.62%
Return After Taxes on Distributions	-7.63%	-7.09%
Return After Taxes on Distributions and Sale of Fund Shares	-4.66%	-5.80%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%

Performance of C-Class Shares of the Acquired Fund

The performance information shown below for C-Class Shares is based on a calendar year.

[Insert Bar Chart]
2009	-0.44%
2010	-1.54%
2011	-3.33%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 12/31/2010)	3.39%	(quarter ended 9/30/2011)	-5.50%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

C-Class Shares	Past 1 Year	Since Inception (3/7/2008)
Return Before Taxes	-4.28%	-6.13%
Return After Taxes on Distributions	-4.77%	-6.61%
Return After Taxes on Distributions and Sale of Fund Shares	-2.79%	-5.40%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%

Acquiring Fund and Acquired Fund Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five fiscal years (or, if shorter, the period of the Fund’s operations). The financial highlights for the H-Class, A-Class and C-Class Shares of the Acquiring Fund that are contained in the Acquiring Fund Prospectuses, as well as in “Additional Information About the Acquiring Fund” included herein, have been derived from the financial statements and have been audited by Ernst & Young LLP. The financial highlights for the H-Class, A-Class and C-Class Shares of the Acquired Fund may be found in the Acquired Fund Prospectuses and Annual and Semi-Annual Reports, which are available without charge and can be located on the Funds’ website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 1-800-820-0888 or 301-296-5100.

Information About the Advisor and Investment Advisory Arrangements

The Advisor

The Advisor, Security Investors, LLC, which operates under the name “Guggenheim Investments” is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

In addition, with the exception of one portfolio manager, Mr. Larry Shank, the same team of portfolio managers is responsible for the day-to-day management of the Acquired Fund and the Acquiring Fund. The portfolio management team responsible for managing the Acquiring Fund includes Mr. Shank, who was recently promoted to the portfolio manager position in May 2012. On a day-to-day basis, Messrs. Michael P. Byrum, Michael J. Dellapa, and Ryan Harder are jointly and primarily responsible for the management of the Acquired Fund, and on a day-to-day basis, Messrs. Byrum, Dellapa, Harder, and Shank are jointly and primarily responsible for the management of the Acquiring Fund. Biographical information for each portfolio manager is listed below.

Michael P. Byrum, CFA, Senior Vice President – Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer

Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Larry Shank, CFA, CAIA, Portfolio Manager – Mr. Shank joined the Advisor in 2001 as a Research Analyst. As a Research Analyst, Mr. Shank was responsible for performing quantitative research on multiple asset classes, and was promoted to Portfolio Manager in December 2007. On a day-to-day basis, he is responsible for researching, developing and managing the strategies employed by the Multi-Hedge Strategies Fund. Mr. Shank graduated summa cum laude with a B.S. degree in Finance from the Massachusetts College of Liberal Arts. He also holds an M.B.A. from the Tepper School of Business – Carnegie Mellon University and an M.S. in Mathematics and Statistics from Georgetown University. Mr. Shank also is a member of the CFA Society of Washington.

The Acquired Fund SAI and the Acquiring Fund SAI provide additional information about the portfolio managers’ compensation, management of other accounts, and ownership of Acquired Fund and Acquiring Fund shares, and may be requested free of charge by calling 1-800-820-0888 or 301-296-5100.

Investment Advisory Arrangements

The Advisor has entered into an investment advisory agreement with the Trust pursuant to which it provides advisory services to both the Acquired Fund and the Acquiring Fund. As a result, aside from the fee arrangements, the terms of the advisory agreement are identical with respect to both Funds.

Acquired Fund. Pursuant to the terms of the investment advisory agreement between the Trust and the Advisor, the Acquired Fund does not pay the Advisor an annual investment advisory fee. This arrangement was agreed upon, in large part, because the Acquired Fund is a “fund of funds” that primarily invests in other affiliated funds that are advised by the Advisor and which pay the Advisor an advisory fee for such advisory services. In addition, as part of its agreement with the Trust, the Advisor pays all expenses of the Acquired Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, “Acquired Fund Fees and Expenses”, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, “Short Sales Dividend and Interest Expense” and extraordinary expenses.

Acquiring Fund. Pursuant to the terms of the investment advisory agreement between the Trust and the Advisor, the Acquiring Fund pays the Advisor an annual fee of 1.15% of the average daily net assets of the Fund. The Advisor has contractually agreed to pay all operating expenses of the Acquiring Fund, excluding interest, taxes, “Acquired Fund Fees and Expenses”, brokerage commissions and other expenses incurred in place orders for the purchase and sale of securities and other instruments, “Short Sales Dividend and Interest Expense”, extraordinary expenses, and distribution fees and expenses paid by the Acquiring Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

As previously noted, as part of its principal investment strategy, the Acquiring Fund may invest up to 25% of its total assets in the Subsidiary. The Advisor is responsible for the selection of the Subsidiary’s investments and the administration of the Subsidiary’s investment program pursuant to a separate investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Acquiring Fund. The Subsidiary pays the Advisor an advisory fee at an annualized rate based on the average daily net assets of the Subsidiary’s portfolio of 1.15%. However, in a separate agreement between the Advisor and the Trust, on behalf of the Acquiring Fund, the Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Acquiring Fund invests in the Subsidiary, and may not be terminated or amended by the Advisor unless the Advisor obtains the prior approval of the Acquiring Fund’s Board for such termination or amendment. The rate of the management fee paid directly or indirectly by the Acquiring Fund is calculated by aggregating the fees paid to the Advisor by the Acquiring Fund (after waivers) and the Subsidiary, and may not increase without the prior approval of the Board and a majority of the Acquiring Fund’s shareholders.

The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services it receives, which are specific to the Subsidiary and not duplicative of services provided to the Acquiring Fund. The Acquiring Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Acquiring Fund’s assets. Further, as described above, the Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. Therefore, it is expected that the Acquiring Fund’s investment in the Subsidiary also will not result in the Fund paying duplicative management fees.

The Advisor bears all of its own costs associated with providing advisory services to the Acquiring Fund and the Acquired Fund, as well as the expenses of the members of the Board who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital, LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s August 2011 approval of the investment advisory agreement, with respect to the Acquiring Fund, is available in the December 31, 2011 Annual Report to Shareholders, which covers the period January 1, 2011 to December 31, 2011. A discussion regarding the basis for the Board’s August 2011 approval of the investment advisory agreement, with respect to the Acquired Fund, is available in the September 30, 2011 Semi-Annual Report to Shareholders, which covers the period April 1, 2011 to September 30, 2011.

Other Service Providers

The Acquired Fund and the Acquiring Fund receive services and administrative support from the same service providers, which are listed below.

Transfer Agent:	Rydex Fund Services, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
Custodian:	U.S. Bank, N.A. 425 Walnut Street Cincinnati, Ohio 45202
Administrator:	Rydex Fund Services, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
Distributor:	Rydex Distributors, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
Independent Registered Public Accounting Firm:	Ernst & Young LLP 8484 Westpark Drive McLean, Virginia 22102

Distribution Arrangements

Acquired Fund. The Acquired Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to H-Class Shares and A-Class Shares that allows the Acquired Fund to pay distribution fees to the Distributor and other Service Providers at an annual rate not to exceed 0.25% of average daily net assets, but generally do not pay these fees to the Distributor. Instead, the affiliated underlying funds of the Acquired Fund have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act applicable to A-Class Shares, in which the Acquired Fund invests, that allows each affiliated underlying fund to pay distribution fees to the Distributor and other Service Providers.

The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares. If a Service Provider provides distribution services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Funds more than other types of sales charges and will increase the cost of your investment.

In addition, the Acquired Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act applicable to C-Class Shares that permits the Acquired Fund to pay annual distribution fees of 0.50% and service fees of 0.25% of the average daily net assets of the Fund’s C-Class Shares. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Acquired Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

Acquiring Fund. The Acquiring Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the 1940 Act applicable to H-Class Shares and A-Class Shares that allows the Acquiring Fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services at an annual rate not to exceed 0.25% of average daily net assets. The Acquiring Fund also has adopted a Shareholder Services Plan applicable to H-Class Shares that allows the Acquiring Fund to pay Service Providers providing shareholder services a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. To the extent the Acquiring Fund pays these fees, it does so out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Acquiring Fund also has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act applicable to C-Class Shares that is identical to the plan adopted by the Acquired Fund and that permits the Acquiring Fund to pay annual distribution fees of 0.75% and service fees of 0.25% of the average daily net assets of the Fund’s C-Class Shares. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.75% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Acquiring Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

The Acquired Fund and the Acquiring Fund and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of Funds.

Purchase, Exchange, Redemption and Valuation of Shares

As noted above, the transfer agent for both the Acquired Fund and the Acquiring Fund is Rydex Fund Services, LLC. Procedures for the purchase, exchange, and redemption of the Acquiring Fund’s shares are identical to the procedures applicable to the purchase, exchange, and redemption of the Acquired Fund’s shares. A complete description of the purchase, exchange, and redemption procedures applicable to the Acquiring Fund’s shares and the Acquired Fund’s shares is located in the H-Class Shares, and A-Class and C-Class Shares prospectuses for the Acquiring Fund and the H-Class Shares, and A-Class and C-Class Shares prospectuses for the Acquired Fund, respectively. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to the Acquiring Fund’s and the Acquired Fund’s shares.

Purchases of Fund Shares

The Acquired Fund and the Acquiring Fund offer their shares to the public on a continuous basis. Shares of the Acquired Fund and the Acquiring Fund may be purchased in exactly the same manner on any day the New York Stock Exchange (the “NYSE”) is open (a “Business Day”). When the Funds receive a shareholder’s transaction request in proper form (as described in the Prospectuses), it is processed at the next calculated net asset value. Net asset value is determined as of the end of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) each day the NYSE is open.

The Acquired Fund and the Acquiring Fund are subject to the same minimum initial investment amounts and minimum account balance requirements for H-Class, A-Class and C-Class Shares accounts.

Redemptions of Fund Shares

Each of the Acquired Fund and the Acquiring Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Exchanges of Fund Shares

Investors may make exchanges of shares of either Fund on any Business Day on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. H-Class Shares of the Acquired Fund and the Acquiring Fund may be exchanged for H-Class Shares, Investor Class Shares or Advisor Class Shares (Investor Class Shares and Advisor Class Shares are not part of this Reorganization) of any other Rydex Series Fund or Rydex Dynamic Fund, a separate mutual fund company offering mutual funds advised by the Advisor. A-Class Shares and C-Class Shares of the Acquired Fund and the Acquiring Fund may be exchanged for A-Class Shares and C-Class Shares, respectively, of any other fund offered in Guggenheim Investments family of funds.

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Funds also offer you the option to send exchange requests to Guggenheim Investments by mail, telephone, fax and internet. Complete exchange procedures and instructions are available in the H-Class, A-Class and C-Class Shares prospectuses for each Fund, each of which is incorporated herein by reference.

Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policy

Dividends and Distributions

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board believes that such a distribution would be in the best interests of the shareholders of the Fund.

Valuation Policies

The valuation procedures of the Acquired Fund and the Acquiring Fund are identical. However, because the Acquired Fund is structured as a “fund of funds”, it generally values shares of its underlying funds at their NAV. For investments other than underlying funds, each Fund calculates its NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders. Each Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early – such as on days in advance of holidays generally observed by the NYSE – the Funds will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Acquired Fund SAI and Acquiring Fund SAI.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The Acquiring Fund’s Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary’s shares will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

Tax Information

For both the Acquired Fund and the Acquiring Fund, distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Acquired Fund or the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor, the Fund or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Frequent Trading

The Acquired Fund and the Acquiring Fund are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Acquired Fund and the Acquiring Fund.

Portfolio Holdings Disclosure Policies

The Acquired Fund and the Acquiring Fund are subject to the same Portfolio Holdings Disclosure policies and procedures. The Acquiring Fund SAI and Acquired Fund SAI contains a description of the Acquiring Fund’s and Acquired Fund’s policies and procedures, respectively, with respect to the disclosure of its portfolio holdings. The Acquiring Fund SAI and Acquired Fund SAI are available on the Funds’ website, rydex-sgi.com or by calling or writing the Funds. The Acquiring Fund SAI and Acquired Fund SAI also may be obtained electronically from the SEC’s website (www.sec.gov).

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

The purpose of the special meeting of shareholders of the Acquired Fund to be held on [June 29, 2012] (such special meeting and any adjournment or postponement thereof, the “Special Meeting”) is set forth in the accompanying Notice and discussed elsewhere in this Combined Prospectus and Proxy Statement. The Special Meeting will be held at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, at 11:00 a.m., Eastern Time. The Acquired Fund Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, the persons named on the enclosed proxy card as proxies will vote on such matters according to their best judgment and in the interests of the Acquired Fund.

The Acquired Fund’s Board is soliciting the proxies related to this Combined Prospectus and Proxy Statement. The votes of shareholders of the Acquiring Fund are not being solicited since their approval is not required in order to effect the Reorganization. This Combined Prospectus and Proxy Statement and the enclosed proxy card are expected to be mailed on or about June __, 2012 to shareholders of record at the close of business on the Record Date. On the Record Date, 184,019.7 H-Class Shares, 78,013.4 A-Class Shares, and 140,038.2 C-Class Shares of the Acquired Fund were outstanding and entitled to vote.

Voting and Solicitation Information

Each share of the Acquired Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. Acquired Fund shareholders of record as of the Record Date may vote by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope. Shareholders may also vote by telephone or through the internet.

The solicitation of proxies will be largely by mail. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Advisor or its affiliates, without extra pay. Such solicitations may be by telephone, through the Internet, or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Advisor has also retained The Altman Group, who specializes in proxy solicitation to assist with the proxy solicitation process (tabulation, printing and mailing and, if necessary, solicitation), the collection of proxies, and with any necessary follow-up. The Advisor may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The cost of the solicitation, including (a) printing and mailing of this Combined Prospectus and Proxy Statement, (b) the maintenance of the Internet web site relating to this proxy solicitation, (c) payment to The Altman Group for tabulation, printing and mailing services (the amount of which is anticipated to range from approximately $11,593 to $12,308), including solicitations to submit proxies by telephone, and (d) the costs of holding the Special Meeting will be borne by the Advisor or its affiliates.

Quorum and Proxies

In order to hold the Special Meeting, a “quorum” of shareholders of the Acquired Fund must be present. Holders of one-third (33 1/3%) of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Plan and for the purpose of transacting any other business which may come before the Special Meeting. Approval of the Reorganization requires a majority vote of the Acquired Fund’s voting securities that are present in person or by proxy at the Special Meeting.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time without further notice other than by announcement to be given at the Special Meeting until a quorum is met. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Combined Prospectus and Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Any person voting by proxy has the power to revoke such proxy at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Acquired Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.

Share Ownership of the Funds

As of the close of business on the Record Date, the officers and trustees of the Trust owned less than 1% of each of the Acquiring Fund’s and Acquired Fund’s outstanding shares.

The table in Exhibit B sets forth, as of the close of business on the Record Date, the persons who owned, to the knowledge of management, more than 5% of the outstanding H-Class Shares, A-Class Shares and C-Class Shares of the Acquiring Fund and the Acquired Fund.

Other Matters

The Acquired Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders, if any, should send their written proposals to Rydex Series Funds, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, so that the proposals are received within a reasonable time before any such meeting.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE

ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE,

WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

SHAREHOLDERS MAY ALSO VOTE BY TOUCH-TONE TELEPHONE OR

THROUGH THE INTERNET.

By Order of the Board of Trustees

June __, 2012

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

MULTI-HEDGE STRATEGIES FUND

INVESTMENT OBJECTIVE – The Multi-Hedge Strategies Fund (the “Fund”) seeks long-term capital appreciation with less risk than traditional equity funds.

FEES AND EXPENSES OF THE FUND – This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares, A-Class Shares or C-Class Shares of the Fund. If you buy and hold A-Class Shares or C-Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section of the A-Class Shares and C-Class Shares Acquiring Fund Prospectus and in the “A-Class Shares – Initial Sales Charges, Reductions, and Waivers” section beginning on page 60 of the Acquiring Fund SAI.

	H-Class Shares	A-Class Shares	C-Class Shares
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	None	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary	1.28%	1.28%	1.28%
Distribution and Shareholder Service (12b-1) Fees	0.25%	0.25%	1.00%
Other Expenses	1.25%	1.24%	1.24%
Other Expenses of the Fund	0.00%	0.00%	0.00%
Other Expenses of the Subsidiary*	0.01%	0.00%	0.00%
Short Sales Dividend and Interest Expense	1.24%	1.24%	1.24%
Acquired Fund Fees and Expenses	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses**	2.94%	2.93%	3.68%
Fee Waiver***	0.13%	0.12%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver**	2.81%	2.81%	3.55%

*	Other Expenses of the Subsidiary were less than 0.01% for the fiscal year ended December 31, 2011.

**

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

***

The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	H-Class Shares	A-Class Shares	C-Class Shares

1 Year	$284	$746	$458
3 Years	$871	$1,305	$1,088
5 Years	$1,484	$1,888	$1,840
10 Years	$3,138	$3,464	$3,818

You may pay the following expenses if you did not redeem your shares:

C-Class Shares
1 Year	$358
3 Years	$1,088
5 Years	$1,840
10 Years	$3,818

PORTFOLIO TURNOVER – The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 433% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES – The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. These investment strategies include, but are not limited to:

Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in securities that are related mathematically or economically;

Merger Arbitrage – Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions.

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund’s use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts (“ADRs”), exchange-traded funds (“ETFs”), and corporate debt. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market. The Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund also may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivative instruments. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets.

PRINCIPAL RISKS – As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund may invest in commodity-linked derivative instruments. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These securities expose the Fund economically to movements in commodity prices.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK – The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FIXED INCOME RISK – The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

HIGH YIELD RISK – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

INVESTMENT IN INVESTMENT COMPANIES RISK – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

INVESTMENT IN THE SUBSIDIARY RISK –The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and, unless otherwise noted herein, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

LARGE-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK – The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

MID-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK – The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REPURCHASE AGREEMENT RISK – The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK – The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK – The Fund currently gains most of its exposure to the commodities markets through its investment in the Subsidiary which may invest in commodity-linked derivative instruments and other similar instruments in compliance with a private letter ruling issued by the Internal Revenue Service to the Fund. To the extent the Fund invests in such instruments directly, it intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TRADING HALT RISK – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION – The following bar charts show the performance of the H-Class Shares, A-Class Shares and C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the H-Class Shares, A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the HFRX Global Hedge Fund Index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges applicable to A-Class Shares and C-Class Shares of the Fund. If they did, returns for the Fund’s A-Class Shares and C-Class Shares would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information for the Fund is available on the Fund’s website at www.rydex-sgi.com or by calling Guggenheim Investments Client Services at 800-820-0888.

Performance of H-Class Shares of the Acquiring Fund

The performance information shown below for the H-Class Shares is based on a calendar year.

[Insert Bar Chart]
2006	6.60%
2007	4.00%
2008	-18.20%
2009	-2.65%
2010	5.30%
2011	3.39%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.72%	(quarter ended 12/31/2008)	-10.44%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H- CLASS SHARES	Past 1 Year	Past 5 Years	Since Inception (9/19/2005)
Return Before Taxes	3.39%	-2.05%	-0.65%
Return After Taxes on Distributions	3.12%	-2.37%	-1.04%
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	-1.90%	-0.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.47%
HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.57%

*

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Performance of A-Class Shares of the Acquiring Fund

The performance information shown below for the A-Class Shares is based on a calendar year.

[Insert Bar Chart]
2006	6.60%
2007	3.96%
2008	-18.22%
2009	-2.60%
2010	5.30%
2011	3.39%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.72%	(quarter ended 12/31/2008)	-10.45%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-CLASS SHARES	Past 1 Year	Past 5 Years	Since Inception (9/19/2005)
Return Before Taxes	-1.52%	-3.00%	-1.43%
Return After Taxes on Distributions	-1.77%	-3.32%	-1.81%
Return After Taxes on Distributions and Sale of Fund Shares	-0.99%	-2.69%	-1.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.47%
HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.57%

*

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

Performance of C-Class Shares of the Acquiring Fund

The performance information shown below for the C-Class Shares is based on a calendar year.

[Insert Bar Chart]
2006	5.76%
2007	3.22%
2008	-18.85%
2009	-3.35%
2010	4.52%
2011	2.62%

Highest Quarter Return		Lowest Quarter Return
(quarter ended 9/30/2010)	4.49%	(quarter ended 12/31/2008)	-10.61%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

C-CLASS SHARES	Past 1 Year	Past 5 Years	Since Inception (9/19/2005)
Return Before Taxes	1.62%	-2.79%	-1.40%
Return After Taxes on Distributions	1.34%	-3.11%	-1.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	-2.51%	-1.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.47%
HFRX Global Hedge Fund Index* (reflects no deduction for fees, expenses or taxes)	-8.92%	-2.77%	-0.57%

*

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

MANAGEMENT

INVESTMENT ADVISOR – Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

—	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

—	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

—	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

—	Larry Shank, CFA, CAIA, Portfolio Manager. Mr. Shank has been associated with the Advisor since 2001.

PURCHASE AND SALE OF FUND SHARES – The minimum initial investment amounts for H-Class Share, A-Class Share or C-Class Share accounts held through a third party (e.g., a brokerage account) are:

—	$1,000 for retirement accounts

—	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class Shares accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $25,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). Guggenheim Investments reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION – Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES – If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE TRUST AND THE FUND

Rydex Series Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds.

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions (“financial intermediaries”) whose clients take part in certain asset allocation investment programs. H-Class Shares of the Fund are sold principally to clients of professional money managers (“financial intermediaries”) who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into agreement with the principal underwriter to offer H-Class Shares through a no-load network or platform, and to investors who take part in certain asset allocation investment programs.

INVESTMENT OBJECTIVE

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Advisor develops and implements structured investment strategies designed to achieve each Fund’s investment objective. The Advisor uses quantitative methods to construct a portfolio for the Fund. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund’s investment universe in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping the Fund fully invested in all market environments.

While the Fund seeks to target return characteristics similar to those achieved by certain hedge fund strategies, the Fund is a registered investment company and, thus, is subject to the comprehensive regulatory scheme of the 1940 Act and other federal securities laws. As a result, the Fund is not permitted to engage in certain investment activities to the same extent as hedge funds, such as borrowing and leverage and, therefore, may seek to achieve its investment objective through the use of investment techniques that differ from those employed by hedge funds.

Based on market observations and internal and external research, the Advisor employs directional and non-directional strategies which can be categorized into traditional hedge fund styles, including but not limited to Equity Long/Short, Equity Market Neutral, Global Macro, Merger Arbitrage, and Fixed Income Strategies. These strategies are then combined with the objective of creating returns which are differentiated from those of traditional equities and bonds over longer time periods. The Advisor utilizes several proprietary quantitative models and market insights to allocate between its investment strategies with the intent of generating capital appreciation while managing risk.

Directional and Non-Directional Positions

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500® futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

—	An Equities position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

—	A Fixed Income position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

—	A Directional Commodity trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

—	A Directional Currency trade consists of purchasing or selling a basket of foreign currencies against the U.S. dollar.

—	A Covered Call Options position involves investing in written call options on underlying securities which the Fund already owns.

—

A Long Options position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

—

A Volatility Arbitrage Spread trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

—

A Market Neutral Value position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

—

A Market Neutral Growth position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

—

A Market Neutral Momentum position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

—

A Market Neutral Capitalization position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

—

A Market Neutral Illiquidity Premium trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

—

A Merger Arbitrage Spreads position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

—

A Duration Neutral Term Spreads position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

—

A Duration Neutral Default Spreads position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

—

A Convertible Arbitrage Spread involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

—	A Currency Spread trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

Investment in the Subsidiary. The Fund may invest in the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements that apply to the Fund and subject to the limits on leverage imposed by the 1940 Act. For more information about applicable federal tax requirements, please see “Additional Tax Information.”

It is expected that the Subsidiary will invest in commodity futures, option and swap contracts, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is considered to be a commodity pool, but due to the Subsidiary’s and the Advisor’s reliance on available exemptions from the Commodity Exchange Act, the Commodity Futures Trading Commission (“CFTC”) has not passed upon the merits on an investment in the Fund or the Subsidiary, nor has the CFTC passed on the adequacy of the Acquiring Fund Prospectuses.

The Advisor will consider whether it is more advantageous for the Fund to invest directly in commodity-linked financial instruments, such as commodity-linked structured notes, or if the desired exposure can be achieved more efficiently by investing in the Subsidiary, which would, in turn, purchase and hold commodity-linked financial instruments, such as futures contracts, swaps or options. As a result, the level of the Fund’s investment in the Subsidiary will vary based on the Advisor’s use of different commodity-linked financial instruments, with the increasing use of commodity-linked notes typically resulting in decreased investment in the Subsidiary and the increasing use of futures, swaps, or options on futures typically resulting in increased investment in the Subsidiary.

To the extent the Subsidiary invests in commodity-linked derivative instruments, it will comply with the same asset coverage requirements that are applicable to the Fund’s transactions in derivatives under the 1940 Act. Similarly, to the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental and certain other investment restrictions (except for the restriction on the purchase and sale of commodities and commodities contracts applicable to the Fund) and will follow the same compliance policies and procedures as the Fund. The Subsidiary is managed by the Advisor and the Subsidiary is overseen by its own board of directors. However, because the Fund is the sole shareholder in the Subsidiary, the Fund’s Board of Trustees has direct oversight over the Fund’s investments in the Subsidiary and indirect oversight over the Subsidiary’s operations and investment activities.

For more information about the operation and management of the Fund’s Subsidiary, please see “Investment Policies, Techniques, and Risk Factors” in the Fund’s Statement of Additional Information dated May 1, 2012, as amended from time to time (the “Fund SAI”) for more information about the operation and management of the Subsidiary.

PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summary.

CAPITALIZATION SECURITIES RISK – The Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Fund’s portfolio may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components in its portfolio, it is subject to the risk that the predominate capitalization range represented in its portfolio may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK – The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index or benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Fund’s investments in commodity-linked derivatives are subject to a substantial risk of loss. When the Fund purchases or sells a commodity futures contract, sells a commodity option or engages in off-exchange foreign currency trading, it may sustain a total loss of the initial margin or other monies posted by the Fund to establish or maintain its position. If the market moves against the Fund’s position, it may be required to post additional monies to maintain its position, which also are subject to total loss. If the Fund chooses not to post additional monies to maintain a position, it may be forced to liquidate the position at a loss. The Fund’s investment in commodity-related investment products may lead to substantial losses, which can significantly and adversely affect the NAV of the Fund and, consequently, a shareholder’s interest in the Fund.

INDEX-LINKED AND COMMODITY-LINKED “STRUCTURED” SECURITIES – The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures and options contracts, or the performance of commodity indices, such as the S&P Diversified Trends Indicator or S&P GSCITM Commodity Index. These are “commodity-linked” or “index-linked” securities. They are sometimes referred to as “structured securities” because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

COUNTERPARTY CREDIT RISK – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Advisor considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

To the extent the Fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

CREDIT DEFAULT SWAP RISK – The Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CURRENCY RISK – The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in sovereign debt levels and trade deficits; domestic and foreign inflation and interest rates and investors’ expectations concerning those rates; currency exchange rates; investment and trading activities of other funds, including hedge funds and currency funds; and global or regional political, economic or financial events and situations and the imposition of currency controls or other political developments in the U.S. or abroad. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

DEPOSITARY RECEIPT RISK – The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S.

dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK – The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They also may be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS – Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS – The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

—	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

—	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

—

Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

—	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK – The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

EMERGING MARKETS RISK – The Fund may invest in emerging markets. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

FIXED INCOME RISK – The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

HIGH YIELD RISK – The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INVESTMENT IN INVESTMENT COMPANIES RISK – The Fund may purchase shares of investment companies, such as ETFs, mutual funds, unit investment trusts, and closed-end investment companies, which may trade at discount to their NAV, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, including affiliated underlying funds, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, not subject to the regulatory scheme of the 1940 Act.

EXCHANGE-TRADED FUND (ETF) RISK – The Fund may invest in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Fund, from time to time, may invest in exchange-traded investment funds that are not registered pursuant to the 1940 Act. Such exchange-traded investment funds may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

INVESTMENT IN THE SUBSIDIARY RISK – The Fund may invest in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is not registered under the 1940 Act and, unless otherwise noted herein, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Fund in managing the Subsidiary’s portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

LEVERAGING RISK – The Fund may invest in leveraged instruments in pursuit of its investment objective. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses.

LIQUIDITY RISK – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

MARKET RISK – The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK – Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PORTFOLIO TURNOVER RISK – The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REPURCHASE AGREEMENT RISK – The Fund will enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund will enter into repurchase agreements only with counterparties that the Advisor believes present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

SHORT SALES RISK – Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund also is required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance also may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK – In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income (“qualifying income”), which is described in more detail in the Fund SAI. As noted under “Commodity-Linked Derivative Investment Risk” above, the Fund gains most of its exposure to the commodities markets through investment in the Subsidiary, which may invest in commodity-linked derivative instruments and other similar instruments. The Fund has received a private letter ruling issued by the IRS which concludes that the income attributable to the Fund’s investment in the Subsidiary will be “qualifying income.”

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by registered investment companies in controlled foreign corporations which principally invest in commodities-linked derivative instruments. The IRS has indicated that it is reconsidering the position articulated in such private letter rulings and stated that it intends to issue public guidance regarding the use of controlled foreign corporations by registered investment companies to indirectly invest in commodities. Currently, it is not clear whether this guidance, if issued, will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the regulated investment company qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for a transition period for affected registered investment companies. Nevertheless, the Fund is permitted to rely on the conclusion reached in the private letter ruling issued to it with respect to the operation of the Subsidiary until such time as the IRS revokes such rulings.

The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). If the Fund fails to meet the regulated investment company qualification tests, the Fund may be subject to corporate level taxes unless it is eligible for certain relief provisions under the Code. The payment of such taxes would likely negatively affect the returns on the Fund.

The Fund has also received a private letter ruling from the IRS concluding that certain commodities-linked notes held by the Fund will produce “qualifying income” for purposes of the regulated investment company qualification tests. The Advisor intends to conduct the Fund’s investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling.

TRADING HALT RISK – The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Acquiring Fund SAI.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Fund since its inception.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2011, based on the average daily net assets for the Fund, as set forth below:

FUND	ADVISORY FEE
Multi-Hedge Strategies Fund	1.15%

The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

In addition, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary as discussed in more detail under “Management of the Subsidiary.” The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Investments, LLC and its affiliates, in connection with services provided to the Fund and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s August 2011 approval of the Fund’s investment advisory agreement is available in the December 31, 2011 Annual Report to Shareholders, which covers the period January 1, 2011 to December 31, 2011.

MANAGEMENT OF THE SUBSIDIARY

As with the Fund, the Advisor is responsible for the selection of the Subsidiary’s investments and the administration of the Subsidiary’s investment program pursuant to a separate investment advisory agreement between the Advisor and the Subsidiary. Under the advisory agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as are provided to the Fund. The Subsidiary also has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

The Subsidiary will pay the Advisor a fee at an annualized rate, based on the average daily net assets of the Subsidiary’s portfolio, as follows:

SUBSIDIARY	ADVISORY FEE

MULTI-HEDGE STRATEGIES CFC	1.15%

As stated above, the Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Fund’s Board for such termination. The rate of the management fee paid directly or indirectly by the Fund is calculated by aggregating the fees paid to the Advisor by the Fund (after waivers) and the Subsidiary, and may not increase without the prior approval of the Board and a majority of the Fund’s shareholders. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives which are specific to the Subsidiary and not duplicative of services provided to the Fund. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. Please see the Acquiring Fund SAI for more information about the organization and management of the Subsidiary.

PORTFOLIO MANAGEMENT

The Fund is managed by a team of investment professionals, and on a day-to-day basis, the four individuals listed below are jointly and primarily responsible for the management of the Fund.

Michael P. Byrum, CFA, Senior Vice President –Mr. Byrum has ultimate responsibility for the management of the Fund. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager – Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and

Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager – Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Larry Shank, CFA, CAIA, Portfolio Manager – Mr. Shank joined the Advisor in 2001 as a Research Analyst. As a Research Analyst, Mr. Shank was responsible for performing quantitative research on multiple asset classes, and was promoted to Portfolio Manager in December 2007. On a day-to-day basis, he is responsible for researching, developing and managing the strategies employed by the Fund. Mr. Shank graduated summa cum laude with a B.S. degree in Finance from the Massachusetts College of Liberal Arts. He also holds an M.B.A. from the Tepper School of Business – Carnegie Mellon University and an M.S. in Mathematics and Statistics from Georgetown University. Mr. Shank also is a member of the CFA Society of Washington.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the Acquiring Fund SAI.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges (for A-Class Shares and C-Class Shares).

The Fund calculates its NAV by:

—	Taking the current market value of its total assets

—	Subtracting any liabilities

—	Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early – such as on days in advance of holidays generally observed by the NYSE – the Fund will calculate NAV as of the earlier closing time in accordance with the policies set forth in the Acquiring Fund SAI. These dates are listed in the Acquiring Fund SAI. For more information on these early closings, please call 800.820.0888 or visit the Guggenheim Investments website – www.rydex-sgi.com.

In calculating NAV, the Fund generally values its investment portfolios based on the market price of the securities as of the time the Fund determines NAV.

If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV every Business Day. The value of the Subsidiary’s shares will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures described above.

More information about the valuation of the Fund’s holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses – As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), the Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

Short Sales Dividend and Interest Expense – “Short Sales Dividend and Interest Expense” is incurred when the Fund short sells a security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate on an equity security, the coupon rate of a fixed income security, and interest expense associated with either, to the lender and records these as an expense of the Fund and reflects these expenses in its financial statements. However, any such dividend or interest expense on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Sales Dividend and Interest Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Other Expenses – “Other Expenses” includes transfer agent fees, custodial fees, and accounting and legal expenses that the Subsidiary pays.

BUYING, SELLING AND EXCHANGING FUND SHARES

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries. H-Class Shares are offered directly through Rydex Fund Services, LLC and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions – buy, sell or exchange shares of the Fund. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit the “Customer Service Center” tab of www.rydex-sgi.com.

For H-Class Shares investors without a financial professional, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements. Investors with a financial professional should refer to the “Buying Fund Shares” and “Selling Fund Shares” sections.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Guggenheim Investments.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

—	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

—	Attach a copy of the trust document when establishing a trust account.

—

When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

—

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

—	Be sure to sign the application.

—

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early – or as otherwise permitted by the SEC – the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Fund calculates NAV earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the Acquiring Fund SAI and Guggenheim Investments will post advance notice of early closings at www.rydex-sgi.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Fund’s transfer agent, Rydex Distributors, LLC (the “Distributor”), or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD	CUT-OFF TIME
By Mail	Market Close
By Phone	Market Close
By Internet	Market Close
By Financial Intermediary	Market Close*

*	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund’s next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell the Fund. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. The NAV plus the sales charge is the “offering price.” However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested

Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or greater	*	*

*

For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge (“CDSC”) based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

In addition to the information in this Prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers by clicking on the “Customer Service Center” tab of www.rydex-sgi.com, from the Acquiring Fund SAI or from your financial adviser.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the Acquiring Fund SAI. Consistent with the policies described herein, you and your family may combine your Fund holdings to reduce your sales charge.

—

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Series Fund and Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (offered in a separate prospectus) that you already own. Current share value may be more or less than at the time of purchase due to price fluctuations and account activity. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund with A-Class Shares of any other Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

—

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Series Funds, Rydex Dynamic Funds, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

A LOI may be revised during the 13-month period. Additional A-Class Shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A LOI may be obtained from the Fund.

—

Reinstatement Privilege. If you have redeemed A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund within the past 30 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 30 days of your redemption.

SALES CHARGE WAIVERS

A-Class Shares of the Fund may be purchased at NAV by the following:

—	Directors and officers of the Fund or any other mutual funds managed by the Advisor or one or more of its affiliates;

—	Directors, officers and employees of Guggenheim Partners, LLC and spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews of such directors, officers and employees;

—	Any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above;

—	Retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and

—

Officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the funds.

—	A registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of investors;

—

A registered broker-dealer or registered investment advisor not affiliated with a broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services including investment accounts for which a “wrap fee” is imposed;

—

A-Class Shares of the Fund may be purchased by customers of financial intermediaries that have a contractual arrangement with the Distributor or Advisor where such contract provides for the waiver of the front-end sales charge; and

—

When the purchase is made by retirement plans that: (1) buy shares of the Fund worth $50,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify it expects to have annual plan purchases of shares of the Fund of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Fund relating to such plans; (5) have at the time of purchase, aggregate assets of at least $1,000,000 (purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of purchase).

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Guggenheim Investments fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

—	Purchases of A-Class Shares of the Rydex Series U.S. Government Money Market Fund.

—	A-Class Shares purchased by reinvesting dividends and distributions.

—

When exchanging A-Class Shares of the Fund for A-Class Shares of another Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund, unless you are exchanging A-Class Shares of the Rydex Series U.S. Government Money Market Fund, that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. Shares that are not subject to the CDSC are redeemed first. Then, shares held the longest will be the first to be redeemed. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC (when applicable) will be waived for the redemption of C-Class Shares under the following circumstances:

•	An initial 1.00% sales commission was not paid to the intermediary at the time of purchase;
•	Upon the death of the shareholder;
•

In connection with the required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”);

•	In connection with distributions from retirement plans qualified under Section 401(a), 401(k), 403(b) of the Internal Revenue Code for:

•	returns of excess contributions to the plan;
•	retirement of a participant in the plan;
•	a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge);
•	financial hardship (as defined in regulations under the Internal Revenue Code) of a participant in a plan;
•	termination of employment of a participant in a plan;
•	any other permissible withdrawal under the terms of the plan.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Fund’s transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amount applicable to purchases of H-Class Shares, A-Class Shares and C-Class Shares of the Fund, please see the Fund’s summary section.

Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.

Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund must report cost basis information to you and the Internal Revenue Service (“IRS”) when covered shares are redeemed. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. If you wish to choose another default cost basis method for your account you may select among FIFO (“first-in-first-out”), LIFO (“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the IRS.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about the new cost basis reporting laws applies to them. For more information, please see “Cost Basis.”

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Fund for accounts opened directly. The Fund does not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Fund typically does not accept third-party checks. Fund management reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Fund. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

BY MAIL IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request a Retirement Account Investor application kit.	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

• Make sure to designate the Fund(s) you want to purchase.

• Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

• your name

• your shareholder account number

• the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to the appropriate share class of the U.S. Government Money Market Fund.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
BY WIRE Guggenheim Investments Client Services phone number: 800.820.0888 or 301.296.5100	Initial Purchase	Subsequent Purchases

Complete and submit the account application that corresponds to the type of account you are opening.

Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

• Make sure to designate the Fund(s) you want to purchase.

• Make sure your investment meets the account minimum.

Be sure to designate in your wire instructions the Fund(s) you want to purchase.
To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

• Account Number

• Fund Name

• Amount of Wire

• Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to the appropriate share class of the U.S. Government Money Market Fund.

BY ACH (FAX) Guggenheim Investments Fax number: 301.296.5103	Initial Purchase	Subsequent Purchases

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

• Make sure to designate the Fund(s) you want to purchase.

• Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

• your name

• your shareholder account number

• the Fund(s) you want to purchase

• ACH bank information (if not on record).

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.traderydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

• if your bank does not honor your check for any reason

• if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

• if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

• if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund’s NAV decreases in value from the time of your order to the time of its cancellation, the Fund will hold you liable for any losses that it incurs as a result of your cancelled order.

SELLING FUND SHARES

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Funds. The Fund also offers you the option to send redemption orders to Guggenheim Investments by:

MAIL	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
301.296.5103
If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.
FAX

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)
Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.
BY ACH

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.rydex-sgi.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

—	your name

—	your shareholder account number

—	Fund name(s)

—	dollar amount or number of shares you would like to sell

—	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

—	signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost, such shareholders must choose a default cost basis method among FIFO, LIFO or HIFO with respect to their account. Shareholders who choose not to use the default cost basis method (i.e., the average cost basis method) may instead specifically identify the shares to be sold at the time of redemption or exchange. Shareholders using the specific identification method are expected to provide lot selection information along with their redemption or exchange request. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used. Shareholders who wish to use the specific identification method for identifying lots of shares sold, however, are not permitted to use the average cost basis method.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting laws applies to them. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules. Distributions from 403(b) accounts may require employer or plan administrator approval.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into the appropriate share class of the U.S. Government Money Market Fund as of the date of the redemption. If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a signature guarantee, and may not be faxed. If you request proceeds to be sent to an address of record that has been changed within the previous 10 business days, a signature guarantee also is required and may not be faxed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into the appropriate share class of the U.S. Government Money Market Fund. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

For partial redemption checks, the proceeds will be deposited into the appropriate share class of the U.S. Government Money Market Fund.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Fund will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum account balance. However, the Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Series Fund or Rydex Dynamic Fund on the basis of the respective NAVs of the shares involved. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C- Class Shares of any other fund within the Guggenheim Investments family of funds on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other fund and applicable sales charges will apply.

Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Fund’s transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

While many of the Rydex Series Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, certain funds in the Guggenheim Investments family of funds, including the Fund, do not allow unlimited trading. If you are contemplating an exchange of shares of the Fund for shares of another fund, you should obtain and review that fund’s current prospectus before making the exchange. You can obtain a prospectus for any fund by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.rydex-sgi.com.

The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send exchange requests to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
	Guggenheim Investments	Guggenheim Investments
MAIL	Attn: Ops. Dept.	Attn: Ops. Dept.
	P.O. Box 758567 Topeka, KS 66675-8567	200 SW 6th Avenue Topeka, KS 66603-3704
301.296.5103
FAX	If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100

INTERNET	Follow the directions on the Guggenheim Investments website - Visit www.traderydex.com

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

—	your name

—	your shareholder account number

—	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

—	dollar amount, number of shares or percentage of Fund position involved in the exchange

—	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the value of the shareholder’s account is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

ACCOUNT POLICIES

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund also may place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax advisor. Non-resident aliens may hold shares of the Fund through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100. If you own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Fund has instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund nor its transfer agent is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.rydex-sgi.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE – 1(800) 717-7776

You may access information about the Fund and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Guggenheim Investments account.

SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Fund’s transfer agent for services associated with the following:

—	$15 for wire transfers of redemption proceeds under $5,000

—	$50 on checks returned for insufficient funds

—	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

—	$15 for standard overnight packages (fee may be higher for special delivery options)

—	$25 for bounced draft checks or ACH transactions

—	$15 per year for low balance accounts

—

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), Simple, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), Simple and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption.

Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent Trading Policy. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund does not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

For purposes of applying the Fund’s policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund’s access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTIONS AND SHAREHOLDER SERVICES

A-CLASS SHARES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution-related services (“Service Providers”). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

H-CLASS SHARES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to H-Class Shares that allows the Fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services at an annual rate not to exceed 0.25% of average daily net assets. The Fund also has adopted a Shareholder Services Plan that allows the Fund to pay Service Providers providing shareholder services a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses listed in the Fund expense tables. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Fund. The level of payments made to dealers will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor also may pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Fund that are conducted by dealers. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Fund.

DIVIDENDS AND DISTRIBUTIONS

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund’s record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $25 or less may be automatically reinvested.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the Acquiring Fund SAI. You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies as a regulated investment company, the Fund pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10% of its gross income.

Moreover, certain ETFs and underlying funds may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause the Fund to inadvertently fail to qualify as a regulated investment company.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor intends to conduct the Fund’s investments in commodity-linked notes in a manner consistent with the terms and conditions of the private letter ruling. See “Dividends, Distributions and Taxes - Special Tax Considerations” in the Acquiring Fund SAI.

In addition, the Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Code. The Fund has received a private letter ruling from the IRS that concludes that income from the Fund’s investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. The Advisor intends to conduct the Fund’s investments in the Subsidiary in a manner consistent with the terms and conditions of its private letter ruling. See “Dividends, Distributions and Taxes – Tax Implications of the Investment in the Subsidiaries” in the Acquiring Fund SAI.

If the Fund fails to satisfy the qualifying income in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

TAX STATUS OF DISTRIBUTIONS

—	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

—

The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income, if any, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and subject to certain limitations.

—

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year. Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

—	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

—	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

—

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

—

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

—	Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

—	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

—

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares may be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. As noted above, certain shareholders also may be subject to the 3.8% Medicare contribution tax on capital gains realized on the sale or exchange of shares. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

COST BASIS

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for covered shares (those generally purchased on or after January 1, 2012, and sold on or after that date). In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund also will be required to report the cost basis information for such covered shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund covered shares, the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the Fund will use a default cost basis method which is the average cost method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on trade date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. These new reporting requirements only apply to require the reporting of the gross proceeds from the sale of Fund shares acquired and sold after December 31, 2011.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund’s 2011 Annual Report. The 2011 Annual Report is available upon request and without charge by calling 1-800-820-0888.

A-Class	Year Ended December 31, 2011[a]	Year Ended December 31, 2010[a]	Year Ended December 31, 2009[a,b]	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007
Per Share Data: Net asset value, beginning of period	$21.66	$20.57	$19.96	$24.61	$26.44	$25.52
Income (loss) from investment operations: Net investment income (loss)[c]	(.27)	(.40)	(.15)	(.10)	.58	.71
Net gain (loss) on investments (realized and unrealized)	.98	1.49	.76	(4.37)	(1.53)	.80
Total from investment operations	.71	1.09	.61	(4.47)	(.95)	1.51
Less distributions from: Net investment income	(.16)	--	--	(.12)	(.79)	(.38)
Net realized gains	--	--	--	(.06)	(.09)	(.22)
Total distributions	(.16)	--	--	(.18)	(.88)	(.06)
Redemption fees collected	--	--[d]	--[d]	--[d]	--[d]	.01
Net asset value, end of period	$22.21	$21.66	$20.57	$19.96	$24.61	$26.44
Total Return[e]	3.39%	5.30%	3.06%	(18.19%)	(3.72%)	6.05%

Ratios/Supplemental Data: Net assets, end of period (in thousands)	$24,832	$14,073	$25,010	$45,078	$42,193	$41,771
Ratios to average net assets: Net investment income (loss) Total expenses[f] Net expenses[g] Operating expenses[h]
	(1.23%)	(1.97%)	(1.47%)	(0.46%)	2.18%	2.74%
	2.77%	3.56%	2.36%	2.09%	1.96%	1.93%
	2.65%	3.40%	2.32%	2.09%	1.96%	1.93%
	1.41%	1.41%	1.40%	1.40%	1.40%	1.43%
Portfolio turnover rate	433%	993%	858%	1,578%	509%	298%

a	Consolidated.
b	The Fund changed its fiscal year end from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Redemption fees collected are less than $0.01 per share.
e	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
f	Does not include expenses of the underlying funds in which the Fund invests.
g	Net expense information reflects the expense ratios after expense waivers.
h	Operating expenses exclude interest and dividend expense from securities sold short.
i	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

C-Class	Year Ended December 31, 2011[a]	Year Ended December 31, 2010[a]		Year Ended December 31, 2009[a,b]		Year Ended March 31, 2009		Year Ended March 31, 2008		Year Ended March 31, 2007
Per Share Data: Net asset value, beginning of period	$20.80	$19.90		$19.43		$24.13		$26.14		$25.42
Income (loss) from investment operations: Net investment income (loss)[c]	(.42)	(.55)		(.31)		(.25)		.37		.51
Net gain (loss) on investments (realized and unrealized)	.95	1.45		.78		(4.27)		(1.50)		.80
Total from investment operations	.53	.90		.47		(4.52)		(1.13)		1.31
Less distributions from: Net investment income	(.16)	--		--		(.12)		(.79)		(.38)
Net realized gains	--	--		--		(.06)		(.09)		(.22)
Total distributions	(.16)	--		--		(.18)		(.88)		(.60)
Redemption fees collected	--	--	[d]	--	[d]	--	[d]	--	[d]	.01
Net asset value, end of period	$21.17	$20.80		$19.90		$19.43		$24.13		$26.14
Total Return[e]	2.62%	4.52%		2.42%		(18.76%)		(4.46%)		5.28%

Ratios/Supplemental Data: Net assets, end of period (in thousands)	$13,322	$15,194		$23,494		$28,706		$54,857		$48,052
Ratios to average net assets: Net investment income (loss) Total expenses[f] Net expenses[g] Operating expenses[h]
	(1.99%)	(2.79%)		(2.07%)		(1.09%)		1.41%		1.99%
	3.52%	4.41%		3.14%		2.82%		2.71%		2.66%
	3.39%	4.26%		3.09%		2.82%		2.71%		2.66%
	2.15%	2.15%		2.17%		2.17%		2.15%		2.16%
Portfolio turnover rate	433%	993%		858%		1,578%		509%		298%

a	Consolidated.
b	The Fund changed its fiscal year end from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Redemption fees collected are less than $0.01 per share.
e	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
f	Does not include expenses of the underlying funds in which the Fund invests.
g	Net expense information reflects the expense ratios after expense waivers.
h	Operating expenses exclude interest and dividend expense from securities sold short.
i	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

H-Class	Year Ended December 31, 2011[a]	Year Ended December 31, 2010[a]		Year Ended December 31, 2009[a,b]		Year Ended March 31, 2009		Year Ended March 31, 2008		Year Ended March 31, 2007
Per Share Data: Net asset value, beginning of period	$21.67	$20.58		$19.98		$24.63		$26.46		$25.53
Income (loss) from investment operations: Net investment income (loss)[c]	(.27)	(.43)		(.21)		(.07)		.58		.72
Net gain (loss) on investments (realized and unrealized)	.99	1.52		.81		(4.40)		(1.53)		.80
Total from investment operations	.72	1.09		.60		(4.47)		(.95)		1.52
Less distributions from: Net investment income	(.16)	--		--		(.12)		(.79)		(.38)
Net realized gains	--	--		--		(.06)		(.09)		(.22)
Total distributions	(.16)	--		--		(.18)		(.88)		(.60)
Redemption fees collected	--	--	[d]	--	[d]	--	[d]	--	[d]	.01
Net asset value, end of period	$22.23	$21.67		$20.58		$19.98		$24.63		$26.46
Total Return[e]	3.39%	5.30%		3.00%		(18.17%)		(3.71%)		6.09%

Ratios/Supplemental Data: Net assets, end of period (in thousands)	$66,161	$44,421		$69,351		$63,229		$141,483		$176,187
Ratios to average net assets: Net investment income (loss) Total expenses[f] Net expenses[g] Operating expenses[h]
	(1.25%)	(2.08%)		(1.18%)		(0.31%)		2.21%		2.78%
	2.78%	3.69%		2.37%		2.07%		1.95%		1.90%
	2.65%	3.54%		2.33%		2.07%		1.95%		1.90%
	1.41%	1.41%		1.41%		1.40%		1.40%		1.43%
Portfolio turnover rate	433%	993%		858%		1,578%		509%		298%

a	Consolidated.
b	The Fund changed its fiscal year end from March 31 to December 31 in 2009. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Redemption fees collected are less than $0.01 per share.
e	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
f	Does not include expenses of the underlying funds in which the Fund invests.
g	Net expense information reflects the expense ratios after expense waivers.
h	Operating expenses exclude interest and dividend expense from securities sold short.
i	Since commencement of operations: May 3, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION, dated as of November 21, 2011 (the “Agreement”), has been adopted by the Board of Trustees of Rydex Series Funds, a Delaware statutory trust (the “Trust”) to provide for the reorganization of its Alternative Strategies Allocation Fund (the “Acquired Fund”) into its Multi-Hedge Strategies Fund (the “Acquiring Fund”). Security Investors, LLC (the “Advisor”) joins this Agreement solely for purposes of Section 10. The Acquired Fund and the Acquiring Fund are sometimes referred to collectively, as the “Funds” and individually, as a “Fund.”

PRELIMINARY STATEMENTS

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and each of the Acquired Fund and the Acquiring Fund is a separate series of the Trust.

The Board of Trustees (the “Board”) of the Trust has determined that the Reorganization (as defined below) is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

The parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for (a) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (b) shares of the Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 6 of this Agreement), of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund on the terms and conditions in this Agreement (the “Reorganization”). Shares of the Acquiring Fund that are given in exchange for the assets of the Acquired Fund and the assumption of liabilities are referred to as the “Acquiring Fund Shares,” and the shares of the Acquired Fund that are held by the holders of such shares at the Effective Time are referred to as the “Acquired Fund Shares.” For purposes of this Agreement, the term “Acquiring Fund Shares” refers to all share classes of the Acquiring Fund.

The Reorganization is intended to be a tax-free “reorganization” within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Acquiring Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization is intended to be tax-free with respect to the Acquiring Fund for federal income tax purposes.

AGREEMENTS

The parties to this Agreement covenant and agree as follows:

1. Plan of Reorganization. At the Effective Time, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title to those assets, free and clear of all liens, encumbrances and adverse claims, and assign its liabilities to the Acquiring Fund.

The Acquiring Fund shall acquire all of the assets, and shall assume all of the liabilities, of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Acquired Fund shall, after the Effective Time, attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. If the Acquired Fund is unable to make delivery of any of its portfolio securities pursuant to this Section to the Acquiring Fund for the reason that any of such securities purchased by the Acquired Fund have not yet been delivered to it by the Acquired Fund’s broker or brokers, then in lieu of such delivery, the Acquired Fund shall deliver to the Acquiring Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund, including brokers’ confirmation slips.

2. Transfer of Assets. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill and intangible property, and deferred or prepaid expenses as set forth in the Acquired Fund’s Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund, and any other property owned by the Acquired Fund at the Effective Time.

3. Liquidation and Termination of the Acquired Fund. At the Effective Time, the Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of H-Class Shares, A-Class Shares and C-Class Shares (as applicable) of Acquiring Fund Shares equal in value to the H-Class Shares, A-Class Shares and C-Class Shares (as applicable) of Acquired Fund Shares held by that shareholder. This liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Acquired Fund and representing the respective number of Acquiring Fund Shares due that shareholder. Following the complete liquidation of the Acquired Fund, all shares of the Acquired Fund shall then be cancelled on the books of the Acquired Fund. Officers of the Trust shall make all necessary filings, if any, with the Securities and Exchange Commission (“SEC”) and other governmental entities to effectuate the termination of the Acquired Fund under the 1940 Act and Delaware law.

4. Conditions of the Reorganization. The consummation of this Agreement is subject to the following conditions:

(a) Shares to be Issued upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization (i) have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Acquiring Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the Acquiring Fund’s Shares.

(b) Marketable Title to Assets. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for these assets, the Acquiring Fund will have good and marketable title to the assets without restriction on the transfer of the assets free and clear of all liens, encumbrances and adverse claims.

(c) Liabilities. Each Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Fund’s business as an investment company since the date of its most recent statement of assets and liabilities.

(d) Taxes. As of the Effective Time, all federal and other tax returns and reports of each Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

(e) The Trust shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that:

(1) each Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

(2) the shares of the Acquired Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquired Fund;

(3) the shares of the Acquiring Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquiring Fund and the Acquiring Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquiring Fund, and no shareholder of the Acquiring Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Trust’s Agreement and Declaration of Trust and Bylaws and otherwise to such counsel’s knowledge;

(4) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Trust, on behalf of the Funds, is a party or by which it is bound;

(5) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933 (the “1933 Act”), state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

(6) the Trust is registered with the SEC as an investment company under the 1940 Act and such registration is in full force and effect.

Such opinion: (i) shall state that while such counsel has not verified, and is not passing upon and does not assume responsibility for, the accuracy, completeness, or fairness of any portion of the registration statement/information statement on Form N-14, or any amendment thereof or supplement thereto (the “Registration Statement”) relating to the Reorganization, such counsel has generally reviewed and discussed certain information included therein with respect to the Funds with certain officers of the Trust and that in the course of such review and discussion no facts came to the attention of such counsel that caused counsel to believe that, on the respective effective or clearance dates of the Registration Statement, and only insofar as the facts relate to the Funds, the Registration Statement contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Funds contained or incorporated by reference in the Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Trust and its Board and officers.

In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers’ certificates and certificates of public officials.

5. Further Conditions Precedent to Obligations of the Acquired Fund and the Acquiring Fund. The obligations of the Acquired Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions as of the Effective Time:

(a) The Board, on behalf of each of the Acquired Fund and Acquiring Fund, shall have approved this Agreement.

(b) Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

(c) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(d) The Acquiring Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

(e) The Board, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

(f) Prior to the Effective Time, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Effective Time.

(g) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Trust on behalf of the Acquiring Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Acquiring Fund for Federal income tax purposes:

(1) The Reorganization should constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(2) No gain or loss should be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.

(3) No gain or loss should be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of Acquiring Fund Shares to shareholders of the Acquired Fund.

(4) No gain or loss should be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Acquiring Fund Shares (including fractional shares to which they may be entitled).

(5) The aggregate tax basis of Acquiring Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) should be the same as the aggregate tax basis of the Acquired Fund Shares exchanged.

(6) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) should include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset as of the Effective Time.

(7) The tax basis of the assets of the Acquired Fund received by the Acquiring Fund should be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(8) The holding period of the assets of the Acquired Fund received by the Acquiring Fund should include the period during which such assets were held by the Acquired Fund.

(9) The Acquiring Fund should succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting or (ii) any shareholder of the Acquired Fund that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8(g).

6. Effective Time of the Reorganization. The exchange of the Acquired Fund’s assets for corresponding Acquiring Fund Shares shall be effective at 4:00 p.m., Eastern Time on [            , 2012], or at such other time and date as fixed by the mutual consent of the parties (the “Effective Time”).

7. Termination. This Agreement and the transactions contemplated by this Agreement may be terminated and abandoned with respect to the Acquiring Fund or the Acquired Fund, without penalty, by resolution of the Board or at the discretion of any duly authorized officer of the Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board or such officer, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, the Board, or officers of the Trust.

8. Amendment and Waiver. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, that no amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Acquired Fund’s shareholders under this Agreement to the detriment of the Acquired Fund’s shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (this waiver must be in writing and authorized by the President or any Vice President of the Trust with or without the approval of either Fund’s shareholders).

9. Indemnification.

(a) The Acquiring Fund shall indemnify, defend and hold harmless the Acquired Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

(b) The Acquired Fund, with respect to any claim asserted prior to the Effective Time, shall indemnify, defend and hold harmless the Acquiring Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. Fees and Expenses. Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by the Advisor. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Advisor agrees that all such fees and expenses so borne and paid, shall be paid directly by the Advisor (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

11. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer of any rights or obligations shall be made by any party without the written consent of the other party. Nothing in this Agreement expressed or implied is intended nor shall be construed to confer upon or give any person, firm or corporation (other than the parties and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

12. Binding Nature of Agreement. As provided in the Trust’s Bylaws, as amended and supplemented to date, this Agreement was authorized by the Trustees of the Trust, on behalf of the Acquiring Fund and the Acquired Fund, as Trustees and not individually, and executed by the undersigned officers of the Trust, as officers and not individually. The obligations of this Agreement are not binding upon the undersigned officers, Trustees, shareholders, nominees or agents individually, but are binding only upon the assets and property of the Acquired Fund and the Acquiring Fund. Moreover, no class or series of the Trust shall be liable for the obligations of any other classes or series of the Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

RYDEX SERIES FUNDS on behalf of Alternative Strategies Allocation Fund and Multi-Hedge Strategies Fund

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTION 10. Security Investors, LLC

By:
Name:
Title:

EXHIBIT B

5% SHAREHOLDERS OF THE

ACQUIRING FUND AND THE ACQUIRED FUND

The table below sets forth, as of the close of business on the Record Date, the persons who owned, to the knowledge of management, more than 5% of the outstanding H-Class Shares, A-Class Shares and C-Class Shares of the Acquiring Fund and the Acquired Fund. The percentage of the Acquiring Fund that would be owned by the shareholders listed below upon consummation of the Reorganization is presented under “Pro Forma Combined Percentage of the Acquiring Fund Owned.” Such ownership information is provided on an estimate basis only as of May 2, 2012, and is expected to decline in connection with the Reorganization.

Share Class	Shareholder Name	Shareholder Address	Number of Shares	Percentage of Acquired Fund owned	Type of ownership
C-Class	DAWN D ARMSBY	CROPSEYVILLE, NY 12052	9303.979	6.64	Beneficial
H-Class	NATIONAL FINANCIAL SVCS CORP, FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMERS, RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	31516.337	17.13	Record
H-Class	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	37959.039	20.61	Record
H-Class	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	31799.961	17.28	Record
H-Class	RELIANCE TRUST FBO, LANDRUM CR	PO BOX 48529 ATLANTA GA 30328	17861.038	9.71	Record
H-Class	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	16157.411	8.74	Record
A-Class	NFS LLC FEBO JAMES D’APICE	615 PALISADE AVE, YONKERS, NY 10703	7983.865	10.25	Record
A-Class	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	31881.731	40.87	Record
A-Class	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	6339.504	8.13	Record
A-Class	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	25461.355	32.63	Record

Share Class	Shareholder Name	Shareholder Address	Number of Shares	Percentage of Acquired Fund owned	Type of ownership
C-Class	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	15235.154	10.89	Record
C-Class	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	19409.158	13.86	Record
C-Class	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	9247.761	6.6	Record
C-Class	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO,CA 92121-1968	27221.757	19.39	Record
H-Class	NATIONAL FINANCIAL SVCS CORP, FOR EXCLUSIVE BENEFIT OF OUR, CUSTOMERS, RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	478163.598	13.16	Record
H-Class	MORGAN STANLEY SMITH BARNEY, HOUSE ACCOUNT	700 RED BROOK BLVD OWINGS MILLS, MD 21117	413855.895	11.39	Record
H-Class	MERRILL LYNCH, PIERCE, FENNER & SMITH, INC., FOR THE SOLE BENEFIT OF ITS CUSTOMERS	4800 DEER LAKE DRIVE E, 3RD FLOOR JACKSONVILLE, FL 32246	445505.663	12.26	Record
H-Class	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	505631.988	13.92	Record
H-Class	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	1055071.727	29.04	Record
H-Class	SCHWAB, SPECIAL CUSTODY ACCOUNT - REINV, FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E, 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	245429.684	6.75	Record
A-Class	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	118836.399	10.34	Record

Share Class	Shareholder Name	Shareholder Address	Number of Shares	Percentage of Acquired Fund owned	Type of ownership
A-Class	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	57862.414	5.04	Record
A-Class	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	85885.098	7.47	Record
A-Class	RYDEX|SGI ALL-ASSET MODERATE STRATEGY FUND	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	123056.689	10.71	Beneficial
A-Class	NFS LLC FEBO, STATE STREET BANK & TRUST TTEE, RYDEX INVESTMENTS 401K & PSP, FBO JOHN SESSLER	FULTON, MD 20759	62623.945	5.46	Record
A-Class	RYDEX|SGI ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	62972.439	5.48	Beneficial
C-Class	MORGAN STANLEY SMITH BARNEY, HOUSE ACCOUNT	700 RED BROOK BLVD OWINGS MILLS, MD 21117	47578.015	6.47	Record
C-Class	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	43566.083	5.96	Record
C-Class	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	107893.603	14.68	Record
C-Class	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER, PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	139126.377	18.93	Record
C-Class	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	98083.085	13.36	Record

PROXY CARD FOR
RYDEX SERIES FUNDS Alternative Strategies Allocation Fund

Proxy for A Special Meeting of Shareholders – [June 29, 2012]

The undersigned Shareholder(s) of Rydex Series Funds’ Alternative Strategies Allocation Fund, hereby appoint(s) Amy Lee and Margaux Massie (each with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Meeting of Shareholders (the “Special Meeting”) of the Alternative Strategies Allocation Fund to be held on [June 29, 2012] at 11 a.m., Eastern Time, at 805 King Farm Boulevard, Suite 600, Rockville, Maryland, 20850, and any adjournments thereof, to vote all of the shares of Alternative Strategies Allocation Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Prospectus/Proxy Statement as checked on the reverse side.

QUESTIONS ABOUT THIS PROXY?

Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at 1-800-813-9373. Representatives are available Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on [June 29, 2012]

The proxy statement for this meeting is available at: www.proxyonline.us/docs/asafund2012.pdf

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Please see the instructions below if you wish to vote by PHONE, by MAIL or via the INTERNET. Please use whichever method is most convenient for you. If you choose to vote via the Internet or by phone, you should not mail your proxy card. Please vote today!

PHONE:

To cast your vote by phone with a proxy voting representative, call toll-free 1-800-813-9373 and provide the representative with the control number found on the reverse side of this proxy card. Representatives are available to take your voting instructions Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

NOTE: This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the proxy statement that the proxy card accompanies.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

Option below is available 24 hours a day / 7 days a week		Shareholder sign here Date

INTERNET:	To vote via the Internet, go to www.proxyonline.us and enter the control number found on the reverse side of this proxy card.

Joint owner sign here Date

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS

IMPORTANT.

Alternative Strategies Allocation Fund

CONTROL NUMBER

123456789123

If you received more than one ballot because you have multiple investments in the Fund, please remember to vote all of your ballots!

Remember to sign and date the reverse side before mailing in your vote. This proxy card is valid only when signed and dated.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. This proxy card will be voted as instructed. If no specification is made, the proxy card will be voted “FOR” the Proposal. The proxies are authorized, in their discretion, to vote upon such matters as may come before the Special Meeting or any adjournments.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ¢

0000000000	0000000000	0000000000
FOR	AGAINST	ABSTAIN

1. To approve an Agreement and Plan of Reorganization which provides for: (a) the transfer of the assets and stated liabilities of the Alternative Strategies Allocation Fund (the “Acquired Fund”) to the Multi-Hedge Strategies Fund (the “Acquiring Fund”), each, a separate series of Rydex Series Funds, in exchange for H-Class Shares, A-Class Shares and C-Class Shares, as applicable, of the Acquiring Fund, (b) the pro rata distribution of H-Class Shares, A-Class Shares and C-Class Shares, as applicable, of the Acquiring Fund by the Acquired Fund to its H-Class Shares, A-Class Shares and C-Class Shares shareholders, in complete liquidation of the Acquired Fund, and (c) the subsequent liquidation and termination of the Acquired Fund.

☐	☐	☐

THANK YOU FOR VOTING

PART B

STATEMENT OF ADDITIONAL INFORMATION

Relating to the Acquisition of the assets and stated liabilities of the

ALTERNATIVE STRATEGIES ALLOCATION FUND,

a series of Rydex Series Funds

805 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 OR 301-296-5100

By and in exchange for shares of the

Multi-Hedge Strategies Fund,

a series of Rydex Series Funds

805 King Farm Boulevard

Rockville, Maryland 20850

Telephone No: 800-820-0888 OR 301-296-5100

This SAI contains information that may be of interest to shareholders of the Acquired Fund relating to the Reorganization, but which is not included in the related Combined Prospectus and Proxy Statement dated June __, 2012 (the “Combined Prospectus and Proxy Statement”).

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus and Proxy Statement. The Combined Prospectus and Proxy Statement has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to the Acquiring Fund at Rydex Series Funds, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus and Proxy Statement.

-i-

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND	1

EXHIBIT A – PRO FORMA PORTFOLIO OF INVESTMENTS	A-6

-ii-

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

This Statement of Additional Information (the “Reorganization SAI”) relates to the proposed reorganization (“Reorganization”) of the Rydex Series Funds Alternative Strategies Allocation Fund (the “Acquired Fund”) into the Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”). As described in the Combined Prospectus and Proxy Statement, the Reorganization would involve the transfer of the assets of the Acquired Fund in exchange for the assumption of certain stated liabilities of the Acquired Fund and A-Class Shares, C-Class Shares and H-Class Shares of the Acquiring Fund. The Acquired Fund subsequently will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

The Acquired Fund and the Acquiring Fund are each a separate series of Rydex Series Funds (the “Trust”). The Acquired Fund is a diversified fund while the Acquiring Fund is not. The Trust is an open-end management investment company that was organized as a Delaware statutory trust on February 10, 1993. Additional information about the Acquiring Fund and the Acquired Fund may be found in the Acquiring Fund and Acquired Fund Prospectuses dated May 1, 2012 and August 1, 2011, respectively, and in the Acquiring Fund and Acquired Fund SAIs, dated May 1, 2012 and August 1, 2011, as revised November 30, 2011, respectively. Additional information about the Acquiring Fund and Acquired Fund also may be found in the Acquiring Fund Annual Report to Shareholders, dated December 31, 2011, and in the Acquired Fund Annual and Semi-Annual Reports to Shareholders dated March 31, 2011 and September 30, 2011, respectively.

This Reorganization SAI incorporates by reference the Acquired Fund SAI, dated August 1, 2011, as revised November 30, 2011 (SEC Accession No. 0001193125-11-326007) and the Acquiring Fund SAI, dated May 1, 2012, included in the Trust’s Registration Statement on Form N-1A, as filed with the SEC on April 30, 2012 (SEC Accession No. 0001193125-12-196774).

FINANCIAL INFORMATION

This Reorganization SAI incorporates by reference the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2011, as filed with the SEC on June 8, 2011 (SEC Accession No. 0000950123-11-057567) and the Acquired Fund’s Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2011, as filed with the SEC on December 9, 2011 (SEC Accession No. 0000950123-11-102621). This Reorganization SAI also incorporates by reference the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2011, as filed with the SEC on March 12, 2012 (SEC Accession No. 0001193125-12-109176). Each of these Reports contains historical financial information regarding the Funds. The financial statements therein, and, in the case of the Annual Reports, the report of independent registered public accountants therein, are incorporated herein by reference.

Pro forma financial statements reflecting the consummation of the Reorganization are included below.

A-1

Pro Forma Financial Information: Alternative Strategies Allocation Fund into Multi-Hedge Strategies Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund for the twelve-month period ended December 31, 2011. The unaudited pro forma financial information should be read in conjunction with the Annual Shareholder Reports of the Acquired Fund and the Acquiring Fund dated March 31, 2011 and December 31, 2011, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended December 31, 2011 has been prepared to give effect to the proposed Reorganization of the Acquired Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if it had been consummated on January 1, 2012. Under the Plan, the Acquired Fund would transfer all of its assets and stated liabilities to the Acquiring Fund in exchange for shares of the corresponding class of shares of the Acquiring Fund, as described in the table below.

Acquiring Fund	Acquired Fund
H-Class Shares	H-Class Shares
A-Class Shares	A-Class Shares
C-Class Shares	C-Class Shares

Basis of Pro Forma Financial Information

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, the Acquired Fund and the Acquiring Fund should not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the reorganization for financial statement purposes.

The Acquired Fund is structured as a “fund of funds” that seeks to achieve its investment objective by investing principally in a portfolio of affiliated and unaffiliated funds, including the Acquiring Fund. The Acquiring Fund seeks to achieve its investment objective by investing primarily in domestic and foreign common stock and other instruments directly. Accordingly, the Acquired Fund’s portfolio holdings are not identical to the portfolio holdings of the Acquiring

Fund. Prior to the Reorganization, the Advisor intends to dispose of all of the Acquired Fund’s holdings through the sale of certain of the underlying funds’ shares and the redemption in kind of other of the underlying funds’ shares. The Advisor intends to sell approximately 45.4% of the Acquired Fund’s holdings. The Advisor intends to redeem in kind the remaining 54.6% of the Acquired Fund’s holdings. The securities received by the Acquired Fund as redemption proceeds would be contributed to the Acquiring Fund in connection with the Reorganization. While not anticipated, it also may be necessary for the Acquired Fund to purchase certain investments prior to the Reorganization. A complete schedule of the Acquired Fund’s and the Acquiring Fund’s portfolio holdings, as well as the holdings of the Pro Forma Combined Acquiring Fund is included in Exhibit A to this Reorganization SAI.

Acquired Fund’s and Acquiring Fund’s Net Assets as of December 31, 2011

The table below shows the net assets of the Acquired Fund, the Acquiring Fund, pro forma adjustments and the pro forma combined net assets assuming the reorganization is completed as of December 31, 2011.

Acquired Fund’s Net Assets	Acquiring Fund’s Net Assets*	Pro Forma Adjustments**	Pro Forma Combined Net Assets*
$14,744,438	$105,122,389	$(2,329,430)	$117,537,397

*	The “Acquiring Fund’s Net Assets” and the “Pro Forma Combined Net Assets” include the net assets of the Acquiring Fund’s Institutional Shares, which are not involved in the Reorganization.

**	Pro forma combined net assets are reduced by the amount of the Acquired Fund’s position held in the Acquiring Fund as of December 31, 2011.

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on January 1, 2012. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and the Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (Decrease) in Expense	Per Share (d)
Management fees (a)	$205,927	$ –
Distribution and service fees A-Class (b)	$5,897	$ –
Distribution and service fees C-Class (b)	$8,244	$ –
Distribution and service fees H-Class (b)	$27,213	$ –
Expenses waived by Advisor (c)	($20,914)	$ –

(a) The advisory fees have been adjusted to reflect the advisory fees in effect for the Acquiring Fund based on pro forma combined net assets. Under the terms of an investment advisory contract, the Acquiring Fund and its Subsidiary each pay an investment advisory fee calculated at an annualized rate of 1.15% of the average daily net assets. The Acquired Fund does not pay an annual investment advisory fee, in large part, because the Acquired Fund is a fund of funds that primarily invests in other affiliated funds that are advised by the Advisor and pay the Advisor an advisory fee for such advisory services.

(b) The distribution fees have been adjusted to reflect the distribution fees in effect for the Acquiring Fund based on pro forma combined net assets of each class of shares. Under the terms of its distribution plan, the Acquiring Fund paid distribution fees at an annualized rate of 0.25%, 1.00%, and 0.25% of the average daily net assets of the A-Class, C-Class and H-Class, respectively. Under the terms of its distribution plan, the Acquired Fund paid distribution fees at an annualized rate of 0.00%, 0.75%, and 0.00% of the average daily net assets of the A-Class, C-Class and H-Class, respectively. The Acquired Fund classes also indirectly bore the distribution fees of the underlying funds A-Class shares, in which the Acquired Fund invested, that allowed each affiliated underlying fund to pay distribution fees up to 0.25% of the average daily net assets of the A-Class shares of the underlying funds.

(c) The Advisor has contractually agreed to waive the management fee it receives from the Acquiring Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Acquiring Fund’s Board of Trustees.

(d) Increases or decreases in expenses are reflected as if the Reorganization had taken place on January 1, 2012. As a result, no per share impact would be recognized, as the asset based expenses and waivers would be accrued based on the combined assets for the duration of the period.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The Advisor, or its affiliates, and not the Acquired Fund or the Acquiring Fund, will pay the expenses (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the proposed Reorganization. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders. Such expenses are expected to be minimal.

Capital Loss Carryforwards

At December 31, 2011, the Acquiring Fund had a capital loss carryforward of $54,423,049. At March 31, 2011, the Acquired Fund had a capital loss carryforward of $7,772,071. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the "Acquiring Fund") and Rydex Series Funds Alternative Strategies Allocation Fund

(the "Acquired Fund") Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
MUTUAL FUNDS - 0.00% *
RSF - Multi-Hedge Strategies Fund**	–	–	104,788	2,329,430	(104,788)	(2,329,430)	–	–
RSF - Real Estate Fund	–	–	18,788	511,592	(18,788)	(511,592)	–	–

Total Mutual Funds		–		2,841,022		(2,841,022)		–

COMMON STOCKS - 36.78%
Information Technology - 8.67%
RightNow Technologies, Inc.	35,463	$1,515,334					35,463	$1,515,334
Netlogic Microsystems, Inc.	28,599	1,417,652					28,599	1,417,652
Motorola Mobility Holdings, Inc.	26,123	1,013,572					26,123	1,013,572
Blue Coat Systems, Inc.	33,069	841,606					33,069	841,606
SuccessFactors, Inc.	16,764	668,381					16,764	668,381
Magma Design Automation, Inc.	92,768	666,074					92,768	666,074
LoopNet, Inc.	30,729	561,726					30,729	561,726
Tekelec	31,351	342,666					31,351	342,666
Novellus Systems, Inc.	8,281	341,922					8,281	341,922
DemandTec, Inc.	25,348	333,833					25,348	333,833
Fidelity National Information Services, Inc.	6,406	170,336					6,406	170,336
IAC/InterActiveCorp.	3,949	168,227					3,949	168,227
Activision Blizzard, Inc.	12,029	148,197					12,029	148,197
Alliance Data Systems Corp.	1,383	143,611					1,383	143,611
Analog Devices, Inc.	3,840	137,395					3,840	137,395
Avnet, Inc.	4,277	132,972					4,277	132,972
CA, Inc.	6,242	126,182					6,242	126,182
AVX Corp.	9,664	123,313					9,664	123,313
Fairchild Semiconductor International, Inc.	9,882	118,979					9,882	118,979
Jabil Circuit, Inc.	5,696	111,983					5,696	111,983
Equinix, Inc.	1,056	107,078					1,056	107,078
DST Systems, Inc.	2,220	101,054					2,220	101,054
S1 Corp.	7,997	76,531					7,997	76,531
Dell, Inc.	5,223	76,412					5,223	76,412
SanDisk Corp.	1,492	73,421					1,492	73,421
EchoStar Corp. – Class A	2,984	62,485					2,984	62,485
Tech Data Corp.	1,257	62,108					1,257	62,108
eBay, Inc.	1,966	59,629					1,966	59,629
Apple, Inc.	139	56,295					139	56,295
Microchip Technology, Inc.	1,383	50,659					1,383	50,659
Motorola Solutions, Inc.	1,074	49,715					1,074	49,715
Teradyne, Inc.	3,585	48,864					3,585	48,864
Harris Corp.	1,330	47,933					1,330	47,933
Avago Technologies Ltd.	1,584	45,714					1,584	45,714
Xilinx, Inc.	1,293	41,454					1,293	41,454
Compuware Corp.	3,791	31,541					3,791	31,541
Molex, Inc.	1,147	27,367					1,147	27,367
Maxim Integrated Products, Inc.	1,038	27,030					1,038	27,030
Xerox Corp.	2,305	18,348					2,305	18,348
Vishay Intertechnology, Inc.	1,885	16,946					1,885	16,946
Synopsys, Inc.	509	13,845					509	13,845
Polycom, Inc.	527	8,590					527	8,590
Solera Holdings, Inc.	91	4,053					91	4,053
Atmel Corp.	303	2,454					303	2,454
Altera Corp.	18	668					18	668
NVIDIA Corp.	23	319					23	319
Electronic Arts, Inc.	11	227					11	227

Total Information Technology		10,194,701						10,194,701

Utilities - 4.75%
Progress Energy, Inc.	35,154	1,969,327					35,154	1,969,327
Constellation Energy Group, Inc.	38,627	1,532,333					38,627	1,532,333
Central Vermont Public Service Corp.	8,947	314,040					8,947	314,040
Atmos Energy Corp.	5,776	192,630					5,776	192,630
NiSource, Inc.	7,498	178,527					7,498	178,527
American Electric Power Company, Inc.	4,277	176,683					4,277	176,683
Alliant Energy Corp.	3,973	175,249					3,973	175,249
Consolidated Edison, Inc.	2,821	174,987					2,821	174,987
DTE Energy Co.	3,167	172,443					3,167	172,443
N.V. Energy, Inc.	10,355	169,304					10,355	169,304
Pennichuck Corp.	5,460	157,412					5,460	157,412
NRG Energy, Inc.	5,532	100,240					5,532	100,240
ONEOK, Inc.	1,152	99,867					1,152	99,867
Ameren Corp.	1,602	53,074					1,602	53,074

* Percentages represent the percentage based on pro forma net assets

** Shares of the Acquiring Fund currently held by the Acquired Fund will not be sold by the Acquired Fund prior to the Reorganization, and will be contributed to the Acquiring Fund in connection with the Reorganization. These shares will be treated similarly to treasury stock of the Acquiring Fund and will be cancelled.

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Entergy Corp.	631	46,095					631	46,095
CenterPoint Energy, Inc.	1,347	27,061					1,347	27,061
CMS Energy Corp.	982	21,683					982	21,683
Westar Energy, Inc.	637	18,333					637	18,333
Great Plains Energy, Inc.	358	7,797					358	7,797

Total Utilities		5,587,085						5,587,085

Financials - 4.69%
Transatlantic Holdings, Inc.	30,086	1,646,607					30,086	1,646,607
Harleysville Group, Inc.	6,638	375,512					6,638	375,512
Annaly Capital Management, Inc.	12,817	204,559					12,817	204,559
Torchmark Corp.	4,022	174,515					4,022	174,515
Fidelity National Financial, Inc. – Class A	10,901	173,653					10,901	173,653
Delphi Financial Group, Inc. – Class A	3,902	172,859					3,902	172,859
SL Green Realty Corp.	2,475	164,934					2,475	164,934
American Financial Group, Inc.	4,422	163,128					4,422	163,128
Commerce Bancshares, Inc.	4,254	162,162					4,254	162,162
NASDAQ OMX Group, Inc.	6,534	160,148					6,534	160,148
Capital One Financial Corp.	3,707	156,769					3,707	156,769
Leucadia National Corp.	6,078	138,214					6,078	138,214
Reinsurance Group of America, Inc.	2,457	128,378					2,457	128,378
Weyerhaeuser Co.	6,803	127,012					6,803	127,012
Huntington Bancshares, Inc.	22,996	126,248					22,996	126,248
Endurance Specialty Holdings Ltd.	3,221	123,203					3,221	123,203
CapitalSource, Inc.	18,205	121,974					18,205	121,974
Discover Financial Services	4,841	116,184					4,841	116,184
Marsh & McLennan Companies, Inc.	3,506	110,860					3,506	110,860
BlackRock, Inc.	588	104,805					588	104,805
Bank of New York Mellon Corp.	4,877	97,101					4,877	97,101
American Capital Ltd.	13,969	94,011					13,969	94,011
East West Bancorp, Inc.	4,004	79,079					4,004	79,079
Hospitality Properties Trust	3,136	72,065					3,136	72,065
MetLife, Inc.	2,234	69,656					2,234	69,656
New York Community Bancorp, Inc.	4,702	58,164					4,702	58,164
Taubman Centers, Inc.	892	55,393					892	55,393
Piedmont Office Realty Trust, Inc. – Class A	3,234	55,107					3,234	55,107
CommonWealth REIT	3,285	54,662					3,285	54,662
Washington Federal, Inc.	3,186	44,572					3,186	44,572
Unum Group	1,856	39,106					1,856	39,106
Interactive Brokers Group, Inc. – Class A	2,402	35,886					2,402	35,886
E*Trade Financial Corp.	3,002	23,896					3,002	23,896
Prudential Financial, Inc.	453	22,704					453	22,704
ACE Ltd.	164	11,500					164	11,500
Simon Property Group, Inc.	73	9,413					73	9,413
Liberty Property Trust	248	7,658					248	7,658
First Niagara Financial Group, Inc.	855	7,379					855	7,379
Rayonier, Inc.	163	7,275					163	7,275
Citigroup, Inc.	239	6,288					239	6,288
UDR, Inc.	163	4,091					163	4,091
Principal Financial Group, Inc.	121	2,977					121	2,977

Total Financials		5,509,707						5,509,707

Health Care - 4.54%
Healthspring, Inc.	27,773	1,514,739					27,773	1,514,739
Pharmasset, Inc.	6,547	839,325					6,547	839,325
SonoSite, Inc.	7,774	418,708					7,774	418,708
Medco Health Solutions, Inc.	5,501	307,506					5,501	307,506
Synovis Life Technologies, Inc.	9,082	252,752					9,082	252,752
Amgen, Inc.	3,656	234,752					3,656	234,752
SXC Health Solutions Corp.	2,692	152,044					2,692	152,044
Coventry Health Care, Inc.	4,950	150,331					4,950	150,331
LifePoint Hospitals, Inc.	3,931	146,037					3,931	146,037
Cooper Companies, Inc.	2,020	142,450					2,020	142,450
Forest Laboratories, Inc.	3,585	108,482					3,585	108,482
Agilent Technologies, Inc.	2,857	99,795					2,857	99,795
Endo Pharmaceuticals Holdings, Inc.	2,475	85,462					2,475	85,462
American Dental Partners, Inc.	4,204	79,161					4,204	79,161
Celgene Corp.	1,088	73,549					1,088	73,549
AmerisourceBergen Corp.	1,893	70,401					1,893	70,401
Gilead Sciences, Inc.	1,711	70,031					1,711	70,031
Pfizer, Inc.	3,203	69,313					3,203	69,313
Bio-Rad Laboratories, Inc. – Class A	709	68,092					709	68,092
Cerner Corp.	1,038	63,577					1,038	63,577
Biogen Idec, Inc.	564	62,068					564	62,068
Perrigo Co.	606	58,964					606	58,964
Alexion Pharmaceuticals, Inc.	619	44,258					619	44,258
McKesson Corp.	546	42,539					546	42,539
Aetna, Inc.	819	34,554					819	34,554
United Therapeutics Corp.	634	29,956					634	29,956
Henry Schein, Inc.	364	23,453					364	23,453
ResMed, Inc.	819	20,803					819	20,803

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Humana, Inc.	128	11,214					128	11,214
Myriad Genetics, Inc.	532	11,140					532	11,140
UnitedHealth Group, Inc.	219	11,099					219	11,099
AMERIGROUP Corp.	182	10,753					182	10,753
WellPoint, Inc.	146	9,672					146	9,672
Hill-Rom Holdings, Inc.	267	8,995					267	8,995
Edwards Lifesciences Corp.	97	6,858					97	6,858
Boston Scientific Corp.	710	3,791					710	3,791
Cigna Corp.	73	3,066					73	3,066

Total Health Care		5,339,690						5,339,690

Industrials - 4.15%
Goodrich Corp.	11,497	1,422,179					11,497	1,422,179
RSC Holdings, Inc.	33,999	628,981					33,999	628,981
Stanley Black & Decker, Inc.	2,548	172,245					2,548	172,245
Kennametal, Inc.	4,331	158,168					4,331	158,168
Towers Watson & Co. – Class A	2,584	154,859					2,584	154,859
Northrop Grumman Corp.	2,457	143,685					2,457	143,685
Republic Services, Inc.	4,204	115,820					4,204	115,820
KBR, Inc.	4,149	115,633					4,149	115,633
Tyco International Ltd.	2,329	108,788					2,329	108,788
Union Pacific Corp.	1,013	107,317					1,013	107,317
Dover Corp.	1,765	102,458					1,765	102,458
FedEx Corp.	1,220	101,882					1,220	101,882
Corrections Corporation of America	4,440	90,443					4,440	90,443
Ryder System, Inc.	1,656	88,000					1,656	88,000
WESCO International, Inc.	1,653	87,626					1,653	87,626
WCA Waste Corp.	13,276	86,427					13,276	86,427
Caterpillar, Inc.	902	81,721					902	81,721
GATX Corp.	1,766	77,104					1,766	77,104
WW Grainger, Inc.	398	74,502					398	74,502
AGCO Corp.	1,729	74,295					1,729	74,295
Nordson Corp.	1,801	74,165					1,801	74,165
Air Lease Corp. – Class A	3,106	73,643					3,106	73,643
MSC Industrial Direct Co., Inc. – Class A	884	63,250					884	63,250
L-3 Communications Holdings, Inc.	910	60,679					910	60,679
General Electric Co.	3,112	55,736					3,112	55,736
Emerson Electric Co.	1,166	54,324					1,166	54,324
CSX Corp.	2,402	50,586					2,402	50,586
Donaldson Company, Inc.	715	48,677					715	48,677
Parker Hannifin Corp.	619	47,199					619	47,199
Kansas City Southern	619	42,098					619	42,098
Cummins, Inc.	473	41,633					473	41,633
URS Corp.	1,165	40,915					1,165	40,915
Armstrong World Industries, Inc.	685	30,051					685	30,051
Gardner Denver, Inc.	382	29,437					382	29,437
Chicago Bridge & Iron Company N.V.	775	29,295					775	29,295
Hubbell, Inc. – Class B	400	26,744					400	26,744
Norfolk Southern Corp.	346	25,210					346	25,210
CNH Global N.V.	665	23,933					665	23,933
Fluor Corp.	364	18,291					364	18,291
Thomas & Betts Corp.	291	15,889					291	15,889
Alexander & Baldwin, Inc.	291	11,879					291	11,879
RR Donnelley & Sons Co.	637	9,192					637	9,192
Eaton Corp.	109	4,745					109	4,745
Kirby Corp.	42	2,765					42	2,765

Total Industrials		4,872,469						4,872,469

Consumer Discretionary - 3.89%
99 Cents Only Stores	80,538	1,767,809					80,538	1,767,809
Wyndham Worldwide Corp.	4,222	159,718					4,222	159,718
Foot Locker, Inc.	6,642	158,345					6,642	158,345

McCormick & Schmick’s Seafood Restaurants, Inc.	18,106	158,246					18,106	158,246
Comcast Corp. – Class A	6,407	151,910					6,407	151,910
Limited Brands, Inc.	3,476	140,257					3,476	140,257
O'Reilly Automotive, Inc.	1,602	128,080					1,602	128,080
Brinker International, Inc.	4,259	113,971					4,259	113,971
Jarden Corp.	3,385	101,144					3,385	101,144
MGM Resorts International	9,646	100,608					9,646	100,608
Dillard's, Inc. – Class A	1,838	82,489					1,838	82,489
Time Warner Cable, Inc.	1,280	81,370					1,280	81,370
Darden Restaurants, Inc.	1,771	80,722					1,771	80,722
Autoliv, Inc.	1,474	78,844					1,474	78,844
Mattel, Inc.	2,718	75,452					2,718	75,452
NIKE, Inc. – Class B	759	73,145					759	73,145
Target Corp.	1,356	69,454					1,356	69,454
Coach, Inc.	1,119	68,304					1,119	68,304
VF Corp.	534	67,813					534	67,813
Kohl's Corp.	1,290	63,662					1,290	63,662
Interpublic Group of Companies, Inc.	6,424	62,506					6,424	62,506

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Fossil, Inc.	769	61,028					769	61,028
Genuine Parts Co.	886	54,223					886	54,223
JC Penney Company, Inc.	1,495	52,549					1,495	52,549
Family Dollar Stores, Inc.	883	50,914					883	50,914
Deckers Outdoor Corp.	656	49,574					656	49,574
Service Corporation International	4,641	49,427					4,641	49,427
Polaris Industries, Inc.	874	48,927					874	48,927
DISH Network Corp. – Class A	1,547	44,059					1,547	44,059
Hanesbrands, Inc.	1,985	43,392					1,985	43,392
TRW Automotive Holdings Corp.	1,237	40,326					1,237	40,326
Career Education Corp.	4,725	37,658					4,725	37,658
CBS Corp. – Class B	1,264	34,305					1,264	34,305
Virgin Media, Inc.	1,577	33,716					1,577	33,716
Big Lots, Inc.	725	27,376					725	27,376
Liberty Interactive Corp. – Class A	1,584	25,685					1,584	25,685
Under Armour, Inc. – Class A	300	21,537					300	21,537
Royal Caribbean Cruises Ltd.	765	18,949					765	18,949
Hasbro, Inc.	593	18,911					593	18,911
Priceline.com, Inc.	36	16,838					36	16,838
GameStop Corp. – Class A	582	14,044					582	14,044
Aaron's, Inc.	455	12,139					455	12,139
DeVry, Inc.	292	11,230					292	11,230
LKQ Corp.	239	7,189					239	7,189
Tupperware Brands Corp.	127	7,108					127	7,108
The Gap, Inc.	97	1,799					97	1,799

Total Consumer Discretionary		4,566,752						4,566,752

Energy - 2.33%
Complete Production Services, Inc.	29,661	995,423					29,661	995,423
El Paso Corp.	14,690	390,313					14,690	390,313
Marathon Oil Corp.	6,127	179,337					6,127	179,337
Tesoro Corp.	5,842	136,469					5,842	136,469
Valero Energy Corp.	6,460	135,983					6,460	135,983
Spectra Energy Corp.	3,448	106,026					3,448	106,026
Chevron Corp.	874	92,994					874	92,994
Patterson-UTI Energy, Inc.	4,058	81,079					4,058	81,079
Unit Corp.	1,729	80,226					1,729	80,226
Hess Corp.	1,329	75,487					1,329	75,487
ConocoPhillips	1,019	74,255					1,019	74,255
Chesapeake Energy Corp.	3,076	68,564					3,076	68,564
SEACOR Holdings, Inc.	643	57,201					643	57,201
National Oilwell Varco, Inc.	733	49,837					733	49,837
QEP Resources, Inc.	1,548	45,356					1,548	45,356
RPC, Inc.	2,420	44,165					2,420	44,165
Murphy Oil Corp.	696	38,795					696	38,795
Oil States International, Inc.	455	34,748					455	34,748
Occidental Petroleum Corp.	345	32,326					345	32,326
SM Energy Co.	182	13,304					182	13,304
Cimarex Energy Co.	91	5,633					91	5,633
Atwood Oceanics, Inc.	54	2,149					54	2,149

Total Energy		2,739,670						2,739,670

Materials - 1.97%
Temple-Inland, Inc.	41,913	1,329,061					41,913	1,329,061
Westlake Chemical Corp.	2,870	115,489					2,870	115,489
Cabot Corp.	3,548	114,033					3,548	114,033
LyondellBasell Industries N.V. – Class A	3,221	104,650					3,221	104,650
Cliffs Natural Resources, Inc.	1,519	94,710					1,519	94,710
Domtar Corp.	1,019	81,479					1,019	81,479
CF Industries Holdings, Inc.	528	76,549					528	76,549
Freeport-McMoRan Copper & Gold, Inc.	1,947	71,630					1,947	71,630
MeadWestvaco Corp.	2,061	61,727					2,061	61,727
Alcoa, Inc.	6,442	55,723					6,442	55,723
Bemis Company, Inc.	1,729	52,008					1,729	52,008
Newmont Mining Corp.	795	47,708					795	47,708
Packaging Corporation of America	1,638	41,343					1,638	41,343
Rockwood Holdings, Inc.	887	34,921					887	34,921
International Paper Co.	308	9,117					308	9,117
Dow Chemical Co.	255	7,334					255	7,334
EI du Pont de Nemours & Co.	146	6,684					146	6,684
Ball Corp.	182	6,499					182	6,499
Walter Energy, Inc.	18	1,090					18	1,090

Total Materials		2,311,755						2,311,755

Consumer Staples - 1.62%
Winn-Dixie Stores, Inc.	27,500	257,950					27,500	257,950
Smithfield Foods, Inc.	7,334	178,070					7,334	178,070
Tyson Foods, Inc. – Class A	8,572	176,926					8,572	176,926
Kroger Co.	6,970	168,813					6,970	168,813
Hormel Foods Corp.	5,678	166,309					5,678	166,309
Coca-Cola Enterprises, Inc.	6,206	159,991					6,206	159,991
ConAgra Foods, Inc.	5,714	150,850					5,714	150,850

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Lorillard, Inc.	940	107,160					940	107,160
Philip Morris International, Inc.	1,095	85,936					1,095	85,936
Herbalife Ltd.	1,565	80,864					1,565	80,864
Reynolds American, Inc.	1,841	76,254					1,841	76,254
Kimberly-Clark Corp.	965	70,985					965	70,985
Energizer Holdings, Inc.	874	67,718					874	67,718
Estee Lauder Companies, Inc. – Class A	456	51,218					456	51,218
Corn Products International, Inc.	928	48,804					928	48,804
Whole Foods Market, Inc.	304	21,152					304	21,152
Costco Wholesale Corp.	200	16,664					200	16,664
Avon Products, Inc.	930	16,247					930	16,247

Total Consumer Staples		1,901,911						1,901,911

Telecommunication Services - 0.18%
Verizon Communications, Inc.	3,221	129,227					3,221	129,227
MetroPCS Communications, Inc.	4,523	39,260					4,523	39,260
Frontier Communications Corp.	4,546	23,412					4,546	23,412
Telephone & Data Systems, Inc.	346	8,958					346	8,958
AT&T, Inc.	182	5,504					182	5,504

Total Telecommunication Services		206,361						206,361

Total Common Stocks (Cost $41,876,019)		43,230,101						43,230,101

EXCHANGE TRADED FUNDS - 0.62%
iShares MSCI United Kingdom Index Fund	23,310	376,690					23,310	376,690
iShares MSCI South Korea Index Fund	2,326	121,557					2,326	121,557
iShares MSCI Singapore Index Fund	5,328	57,702					5,328	57,702
Vanguard MSCI Emerging Markets ETF	1,260	48,145					1,260	48,145
iShares MSCI France Index Fund	2,084	40,805					2,084	40,805
iShares MSCI Sweden Index Fund	1,495	37,584					1,495	37,584
iShares MSCI Spain Index Fund	605	18,313					605	18,313
iShares MSCI Malaysia Index Fund	1,246	16,696					1,246	16,696
iShares MSCI Australia Index Fund	672	14,408					672	14,408
iShares Barclays Aggregate Bond Fund	–	–	1,636	180,369	(1,636)	(180,369)	–	–
PowerShares DB G10 Currency Harvest Fund	–	–	22,196	527,377	(22,196)	(527,377)	–	–
iShares iBoxx $ High Yield Corporate Bond Fund	–	–	6,441	575,990	(6,441)	(575,990)	–	–

Total Exchange Traded Funds		731,900		1,283,736		(1,283,736)		731,900

CLOSED-END FUNDS - 6.93%
Gabelli Dividend & Income Trust	27,773	428,260					27,773	428,260
Eaton Vance Risk-Managed Diversified Equity Income Fund	38,856	406,045					38,856	406,045
Calamos Strategic Total Return Fund	47,440	396,124					47,440	396,124
Royce Value Trust, Inc.	32,057	393,341					32,057	393,341
CBRE Clarion Global Real Estate Income Fund	55,779	381,528					55,779	381,528
Eaton Vance Enhanced Equity Income Fund II	33,527	342,311					33,527	342,311
Western Asset/Claymore Inflation-Linked Opportunities & Income	25,849	325,956					25,849	325,956

BlackRock Enhanced Capital and Income Fund, Inc.	25,077	308,447					25,077	308,447
Clough Global Opportunities Fund	28,477	301,002					28,477	301,002
Liberty All Star Equity Fund	63,506	267,995					63,506	267,995
Eaton Vance Enhanced Equity Income Fund	25,688	261,504					25,688	261,504
Advent Claymore Convertible Securities and Income Fund	16,693	245,888					16,693	245,888
Zweig Total Return Fund, Inc.	78,428	237,637					78,428	237,637
Blackrock Credit Allocation Income Trust IV	17,942	217,995					17,942	217,995
Adams Express Co.	20,882	201,305					20,882	201,305
BlackRock Credit Allocation Income Trust II, Inc.	19,893	195,548					19,893	195,548
AGIC Equity & Convertible Income Fund	11,964	186,638					11,964	186,638
John Hancock Bank and Thrift Opportunity Fund	13,366	183,114					13,366	183,114
Eaton Vance Tax-Managed Diversified Equity Income Fund	20,512	181,942					20,512	181,942
Tri-Continental Corp.	12,332	175,484					12,332	175,484
H&Q Healthcare Investors	11,974	168,953					11,974	168,953
General American Investors Company, Inc.	5,906	147,111					5,906	147,111
BlackRock Strategic Equity Dividend Trust	14,252	139,670					14,252	139,670
Source Capital, Inc.	2,635	123,792					2,635	123,792
GDL Fund	10,400	122,720					10,400	122,720
Clough Global Equity Fund	9,775	117,593					9,775	117,593
First Trust Enhanced Equity Income Fund	10,656	115,405					10,656	115,405
Zweig Fund, Inc.	39,718	115,182					39,718	115,182
Madison/Claymore Covered Call & Equity Strategy Fund	15,171	113,327					15,171	113,327
Royce Micro-Capital Trust, Inc.	11,597	101,702					11,597	101,702
Blackrock Credit Allocation Income Trust III, Inc.	9,269	97,695					9,269	97,695
Japan Smaller Capitalization Fund, Inc.	13,480	96,786					13,480	96,786
Nuveen Diversified Dividend and Income Fund	8,714	89,406					8,714	89,406

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Thai Fund, Inc.	6,816	83,564					6,816	83,564
Clough Global Allocation Fund	5,805	74,014					5,805	74,014

Nuveen Tax-Advantaged Total Return Strategy Fund	7,456	71,279					7,456	71,279
Nuveen Multi-Strategy Income and Growth Fund	8,824	70,680					8,824	70,680
Cohen & Steers Dividend Majors Fund, Inc.	5,743	69,548					5,743	69,548
Lazard Global Total Return and Income Fund, Inc.	4,825	64,607					4,825	64,607
LMP Capital and Income Fund, Inc.	5,179	64,012					5,179	64,012
Gabelli Global Multimedia Trust, Inc.	9,578	59,767					9,578	59,767
Swiss Helvetia Fund, Inc.	5,839	58,098					5,839	58,098
LMP Real Estate Income Fund, Inc.	5,854	54,150					5,854	54,150
DWS High Income Opportunities Fund, Inc.	3,134	43,437					3,134	43,437
Royce Focus Trust, Inc.	6,501	40,954					6,501	40,954
Madison Strategic Sector Premium Fund	3,459	36,804					3,459	36,804
Liberty All Star Growth Fund, Inc.	8,513	32,435					8,513	32,435
Ellsworth Fund Ltd.	4,748	31,147					4,748	31,147
Neuberger Berman Real Estate Securities Income Fund, Inc.	7,911	29,666					7,911	29,666
Bancroft Fund Ltd.	1,596	24,132					1,596	24,132
Gabelli Healthcare & WellnessRx Trust	2,838	20,263					2,838	20,263
Diamond Hill Financial Trends Fund, Inc.	2,179	18,020					2,179	18,020
Petroleum & Resources Corp.	377	9,218					377	9,218

Total Closed-End Funds (Cost $7,878,888)		8,143,201						8,143,201

FEDERAL AGENCY NOTES - 5.18%

Freddie Mac
0.22% due 1/18/12	–	–	276,944	795,840			276,944	795,840
0.23% due 03/14/12	–	–	187,350	223,960			187,350	223,960
0.23% due 03/13/12	–	–	40,575	40,573			40,575	40,573
0.52% due 11/26/12	–	–	29,962	30,042			29,962	30,042
0.13% due 04/25/12	–	–	20,288	20,353			20,288	20,353
0.20% due 08/06/12	–	–	20,288	20,280			20,288	20,280
0.10% due 05/17/12	–	–	12,173	12,172			12,173	12,172

Total Freddie Mac		–		1,143,220				1,143,220

Federal Home Loan Bank
0.13% due 5/15/12	–	–	187,831	415,964			187,831	415,964
0.20% due 2/13/12	–	–	203,318	239,931			203,318	239,931
0.12% due 10/22/12	–	–	155,414	191,892			155,414	191,892
0.15% due 4/6/12	–	–	79,840	79,874			79,840	79,874
0.15% due 6/7/12	–	–	47,904	47,907			47,904	47,907
0.23% due 06/28/12	–	–	40,575	40,582			40,575	40,582
0.16% due 03/30/12	–	–	40,575	40,579			40,575	40,579
0.19% due 10/26/12	–	–	33,069	33,053			33,069	33,053
0.25% due 07/25/12	–	–	32,963	32,968			32,963	32,968
0.28% due 03/15/12	–	–	20,288	20,294			20,288	20,294
0.30% due 12/10/12	–	–	20,288	20,294			20,288	20,294
0.25% due 02/24/12	–	–	20,288	20,293			20,288	20,293
0.16% due 04/02/12	–	–	20,288	20,290			20,288	20,290
0.33% due 08/08/12	–	–	20,288	20,289			20,288	20,289
0.14% due 03/29/12	–	–	20,288	20,289			20,288	20,289
0.25% due 11/28/12	–	–	20,288	20,286			20,288	20,286
0.22% due 09/07/12	–	–	20,288	20,284			20,288	20,284
0.18% due 11/21/12	–	–	20,288	20,274			20,288	20,274
0.24% due 09/26/12	–	–	10,225	10,224			10,225	10,224

Total Federal Home Loan Bank		–		1,315,567				1,315,567

Farmer Mac
0.20% due 5/11/12	–	–	233,120	288,028			233,120	288,028
0.11% due 2/21/12	–	–	215,898	215,892			215,898	215,892
0.14% due 6/25/12	–	–	79,840	79,828			79,840	79,828
0.17% due 07/24/12	–	–	64,134	64,115			64,134	64,115
0.25% due 5/3/12	–	–	40,575	40,572			40,575	40,572
0.20% due 5/31/12	–	–	40,575	40,572			40,575	40,572
0.22% due 6/22/12	–	–	40,575	40,569			40,575	40,569
0.20% due 10/25/12	–	–	40,575	40,545			40,575	40,545
0.29% due 3/29/12	–	–	32,460	32,458			32,460	32,458
0.23% due 7/17/12	–	–	24,345	24,338			24,345	24,338
0.16% due 11/15/12	–	–	21,099	21,080			21,099	21,080
0.13% due 4/5/12	–	–	20,288	20,286			20,288	20,286
0.27% due 4/13/12	–	–	20,288	20,286			20,288	20,286
0.21% due 6/1/12	–	–	20,288	20,285			20,288	20,285
0.25% due 6/2/12	–	–	20,288	20,285			20,288	20,285
0.20% due 7/31/12	–	–	20,288	20,282			20,288	20,282
0.12% due 08/01/12	–	–	20,288	20,282			20,288	20,282
0.17% due 12/28/12	–	–	20,288	20,265			20,288	20,265
0.15% due 10/31/12	–	–	16,230	16,218			16,230	16,218

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
0.30% due 01/17/12	–	–	13,390	13,390			13,390	13,390
0.24% due 04/26/12	–	–	12,173	12,172			12,173	12,172
0.11% due 07/02/12	–	–	12,173	12,169			12,173	12,169
0.20% due 04/26/12	–	–	8,115	8,114			8,115	8,114
0.20% due 05/01/12	–	–	8,115	8,114			8,115	8,114

Total Farmer Mac		–		1,100,145				1,100,145

Fannie Mae
0.23% due 4/2/12	–	–	199,237	699,795			199,237	699,795
0.23% due 2/21/12	–	–	283,158	319,765			283,158	319,765
0.20% due 5/1/12	–	–	79,840	79,834			79,840	79,834
0.23% due 03/01/12	–	–	40,575	40,574			40,575	40,574
0.18% due 05/01/12	–	–	40,575	40,572			40,575	40,572
0.20% due 05/29/12	–	–	40,575	40,572			40,575	40,572
0.20% due 06/01/12	–	–	40,575	40,570			40,575	40,570
0.18% due 06/01/12	–	–	40,575	40,570			40,575	40,570
0.21% due 02/01/12	–	–	20,288	20,287			20,288	20,287
0.21% due 03/01/12	–	–	20,288	20,287			20,288	20,287
0.22% due 03/19/12	–	–	20,288	20,287			20,288	20,287
0.23% due 04/02/12	–	–	20,288	20,287			20,288	20,287
0.19% due 05/01/12	–	–	20,288	20,286			20,288	20,286
0.06% due 05/21/12	–	–	20,288	20,286			20,288	20,286
0.10% due 06/01/12	–	–	20,288	20,285			20,288	20,285
0.14% due 11/15/12	–	–	20,288	20,270			20,288	20,270
0.14% due 11/19/12	–	–	20,288	20,269			20,288	20,269

Total Fannie Mae		–		1,484,796				1,484,796

Federal Farm Credit Bank
0.24% due 06/20/12	–	–	285,344	340,397			285,344	340,397
0.26% due 03/08/12	–	–	281,024	335,940			281,024	335,940
0.19% due 5/9/12	–	–	63,872	63,867			63,872	63,867
0.21% due 05/16/12	–	–	40,575	40,589			40,575	40,589
0.27% due 03/23/12	–	–	40,575	40,573			40,575	40,573
0.14% due 2/2/12	–	–	31,936	31,935			31,936	31,935
0.19% due 07/02/12	–	–	24,345	24,339			24,345	24,339
0.26% due 05/02/12	–	–	20,288	20,297			20,288	20,297
0.20% due 01/06/12	–	–	20,288	20,287			20,288	20,287
0.31% due 02/03/12	–	–	20,288	20,287			20,288	20,287
0.15% due 03/02/12	–	–	20,288	20,287			20,288	20,287
0.08% due 03/30/12	–	–	20,288	20,287			20,288	20,287
0.20% due 07/25/12	–	–	20,288	20,282			20,288	20,282
0.09% due 08/03/12	–	–	20,288	20,280			20,288	20,280
0.13% due 09/05/12	–	–	20,288	20,276			20,288	20,276

Total Federal Farm Credit Bank		–		1,039,923				1,039,923

Total Federal Agency Notes		–		6,083,651				6,083,651

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value

	Face Amount	Value	Face Amount	Value	Face Amount	Value	Face Amount	Value
REPURCHASE AGREEMENTS - 39.00%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$30,999,009	30,999,009	2,170,831	2,170,831	(2,170,831)	(2,170,831)	$30,999,009	30,999,009
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	8,469,346	8,469,346	593,100	593,100	(593,100)	(593,100)	8,469,346	8,469,346
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	4,504,129	4,504,129	315,419	315,419	(315,419)	(315,419)	4,504,129	4,504,129
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	1,872,914	1,872,914	131,158	131,158	(131,158)	(131,158)	1,872,914	1,872,914

Total Repurchase Agreements (Cost $45,845,398)		45,845,398		3,210,508		(3,210,508)		45,845,398
Total Long Investments - 93.2% (Cost $102,405,562)		$97,950,600						$104,034,251

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
COMMON STOCKS SOLD SHORT - (20.74)%
Telecommunication Services - (0.29)%
Crown Castle International Corp.	36	(1,613)					36	(1,613)
NII Holdings, Inc.	556	(11,843)					556	(11,843)
Sprint Nextel Corp.	9,931	(23,239)					9,931	(23,239)
tw telecom, Inc.	2,344	(45,427)					2,344	(45,427)
American Tower Corp. – Class A	1,413	(84,794)					1,413	(84,794)
SBA Communications Corp. – Class A	3,937	(169,134)					3,937	(169,134)

Total Telecommunication Services		(336,050)						(336,050)

Consumer Staples - (0.92)%
Altria Group, Inc.	279	(8,272)					279	(8,272)
Clorox Co.	163	(10,849)					163	(10,849)
Procter & Gamble Co.	189	(12,608)					189	(12,608)
Brown-Forman Corp. – Class B	200	(16,102)					200	(16,102)
Campbell Soup Co.	818	(27,190)					818	(27,190)
Hansen Natural Corp.	327	(30,130)					327	(30,130)
PepsiCo, Inc.	563	(37,355)					563	(37,355)
Bunge Ltd.	1,091	(62,405)					1,091	(62,405)
Colgate-Palmolive Co.	679	(62,733)					679	(62,733)
McCormick & Company, Inc.	1,400	(70,588)					1,400	(70,588)
HJ Heinz Co.	1,327	(71,711)					1,327	(71,711)
SUPERVALU, Inc.	9,034	(73,356)					9,034	(73,356)
Mead Johnson Nutrition Co.	1,091	(74,984)					1,091	(74,984)
Archer-Daniels-Midland Co.	2,872	(82,139)					2,872	(82,139)
Hershey Co.	1,363	(84,206)					1,363	(84,206)
Kellogg Co.	1,672	(84,553)					1,672	(84,553)
Sara Lee Corp.	4,471	(84,591)					4,471	(84,591)
Sysco Corp.	2,980	(87,403)					2,980	(87,403)
Dean Foods Co.	8,451	(94,651)					8,451	(94,651)

Total Consumer Staples		(1,075,826)						(1,075,826)

Materials - (0.99)%
Kronos Worldwide, Inc.	140	(2,526)					140	(2,526)
Molycorp, Inc.	404	(9,688)					404	(9,688)
Huntsman Corp.	1,158	(11,580)					1,158	(11,580)
Solutia, Inc.	783	(13,530)					783	(13,530)
Compass Minerals International, Inc.	218	(15,009)					218	(15,009)
Celanese Corp. – Class A	372	(16,468)					372	(16,468)
Owens-Illinois, Inc.	1,145	(22,190)					1,145	(22,190)
Sonoco Products Co.	963	(31,741)					963	(31,741)
Vulcan Materials Co.	872	(34,313)					872	(34,313)
Intrepid Potash, Inc.	1,732	(39,195)					1,732	(39,195)
FMC Corp.	473	(40,697)					473	(40,697)
Southern Copper Corp.	1,999	(60,330)					1,999	(60,330)
Steel Dynamics, Inc.	4,907	(64,527)					4,907	(64,527)
Valspar Corp.	1,799	(70,107)					1,799	(70,107)
WR Grace & Co.	1,724	(79,166)					1,724	(79,166)
AK Steel Holding Corp.	9,651	(79,717)					9,651	(79,717)
Titanium Metals Corp.	5,471	(81,956)					5,471	(81,956)
Praxair, Inc.	836	(89,368)					836	(89,368)
Commercial Metals Co.	6,519	(90,158)					6,519	(90,158)
Airgas, Inc.	1,163	(90,807)					1,163	(90,807)
Scotts Miracle-Gro Co. – Class A	1,945	(90,812)					1,945	(90,812)
Martin Marietta Materials, Inc.	1,670	(125,935)					1,670	(125,935)

Total Materials		(1,159,820)						(1,159,820)

Health Care - (1.34)%
Patterson Companies, Inc.	85	(2,509)					85	(2,509)
Allscripts Healthcare Solutions, Inc.	512	(9,697)					512	(9,697)
DENTSPLY International, Inc.	418	(14,626)					418	(14,626)

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value

DaVita, Inc.	200	(15,162)					200	(15,162)
Regeneron Pharmaceuticals, Inc.	327	(18,126)					327	(18,126)
Techne Corp.	327	(22,321)					327	(22,321)
Brookdale Senior Living, Inc.	1,945	(33,824)					1,945	(33,824)
Human Genome Sciences, Inc.	6,111	(45,160)					6,111	(45,160)
Hologic, Inc.	2,653	(46,454)					2,653	(46,454)
Community Health Systems, Inc.	2,678	(46,731)					2,678	(46,731)
Covance, Inc.	1,073	(49,058)					1,073	(49,058)
Vertex Pharmaceuticals, Inc.	1,624	(53,933)					1,624	(53,933)
Charles River Laboratories International, Inc.	2,017	(55,125)					2,017	(55,125)
CareFusion Corp.	2,308	(58,646)					2,308	(58,646)
Amylin Pharmaceuticals, Inc.	5,476	(62,317)					5,476	(62,317)
Lincare Holdings, Inc.	2,581	(66,358)					2,581	(66,358)
Quest Diagnostics, Inc.	1,181	(68,569)					1,181	(68,569)
Laboratory Corporation of America Holdings	800	(68,776)					800	(68,776)
Warner Chilcott plc – Class A	4,780	(72,321)					4,780	(72,321)
Alere, Inc.	3,235	(74,696)					3,235	(74,696)
Health Net, Inc.	2,461	(74,864)					2,461	(74,864)
VCA Antech, Inc.	3,908	(77,183)					3,908	(77,183)
Bruker Corp.	6,216	(77,203)					6,216	(77,203)
Hospira, Inc.	2,617	(79,478)					2,617	(79,478)
Dendreon Corp.	10,539	(80,096)					10,539	(80,096)
Allergan, Inc.	981	(86,073)					981	(86,073)
Express Scripts, Inc.	4,883	(218,221)					4,883	(218,221)
Total Health Care		(1,577,527)						(1,577,527)
Consumer Discretionary - (1.37)%
Sirius XM Radio, Inc.	322	(586)					322	(586)
Best Buy Company, Inc.	27	(631)					27	(631)
RadioShack Corp.	105	(1,020)					105	(1,020)
Clear Channel Outdoor Holdings, Inc. – Class A	91	(1,142)					91	(1,142)
Weight Watchers International, Inc.	25	(1,375)					25	(1,375)
Gannett Company, Inc.	152	(2,032)					152	(2,032)
Marriott Vacations Worldwide Corp.	272	(4,664)					272	(4,664)
Wynn Resorts Ltd.	49	(5,414)					49	(5,414)
Leggett & Platt, Inc.	236	(5,437)					236	(5,437)
Scripps Networks Interactive, Inc. – Class A	145	(6,151)					145	(6,151)
Hyatt Hotels Corp. – Class A	181	(6,813)					181	(6,813)
Dollar Tree, Inc.	109	(9,059)					109	(9,059)
McDonald’s Corp.	91	(9,130)					91	(9,130)
Yum! Brands, Inc.	164	(9,678)					164	(9,678)
Starwood Hotels & Resorts Worldwide, Inc.	218	(10,457)					218	(10,457)
Tempur-Pedic International, Inc.	335	(17,598)					335	(17,598)
H&R Block, Inc.	1,163	(18,992)					1,163	(18,992)
Johnson Controls, Inc.	636	(19,881)					636	(19,881)
Guess?, Inc.	727	(21,679)					727	(21,679)
WMS Industries, Inc.	1,263	(25,917)					1,263	(25,917)
Las Vegas Sands Corp.	636	(27,176)					636	(27,176)
Choice Hotels International, Inc.	741	(28,195)					741	(28,195)
Tiffany & Co.	437	(28,956)					437	(28,956)
Ross Stores, Inc.	690	(32,796)					690	(32,796)
American Eagle Outfitters, Inc.	2,326	(35,565)					2,326	(35,565)
Toll Brothers, Inc.	2,399	(48,988)					2,399	(48,988)
Ford Motor Co.	4,562	(49,087)					4,562	(49,087)
Home Depot, Inc.	1,290	(54,232)					1,290	(54,232)
NVR, Inc.	85	(58,310)					85	(58,310)
Urban Outfitters, Inc.	2,181	(60,108)					2,181	(60,108)
DreamWorks Animation SKG, Inc. – Class A	3,635	(60,323)					3,635	(60,323)
Lamar Advertising Co. – Class A	2,290	(62,975)					2,290	(62,975)
Apollo Group, Inc. – Class A	1,218	(65,614)					1,218	(65,614)
Regal Entertainment Group – Class A	5,816	(69,443)					5,816	(69,443)
International Game Technology	4,356	(74,923)					4,356	(74,923)
Morningstar, Inc.	1,290	(76,691)					1,290	(76,691)
Newell Rubbermaid, Inc.	4,780	(77,197)					4,780	(77,197)
Marriott International, Inc. – Class A	2,718	(79,284)					2,718	(79,284)
Goodyear Tire & Rubber Co.	5,944	(84,226)					5,944	(84,226)
Madison Square Garden Co. – Class A	2,980	(85,347)					2,980	(85,347)
CarMax, Inc.	2,890	(88,087)					2,890	(88,087)
TJX Companies, Inc.	1,400	(90,370)					1,400	(90,370)
Bally Technologies, Inc.	2,326	(92,017)					2,326	(92,017)
Total Consumer Discretionary		(1,607,566)						(1,607,566)

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Energy - (1.86)%
Denbury Resources, Inc.	109	(1,646)					109	(1,646)
EXCO Resources, Inc.	1,381	(14,431)					1,381	(14,431)
Noble Energy, Inc.	182	(17,179)					182	(17,179)
Cabot Oil & Gas Corp.	236	(17,912)					236	(17,912)
Schlumberger Ltd.	345	(23,567)					345	(23,567)
Consol Energy, Inc.	1,036	(38,021)					1,036	(38,021)
Energen Corp.	854	(42,700)					854	(42,700)
Diamond Offshore Drilling, Inc.	800	(44,208)					800	(44,208)
Ultra Petroleum Corp.	1,600	(47,408)					1,600	(47,408)
Sunoco, Inc.	1,209	(49,593)					1,209	(49,593)
Southwestern Energy Co.	1,636	(52,254)					1,636	(52,254)
Alpha Natural Resources, Inc.	2,872	(58,675)					2,872	(58,675)
Newfield Exploration Co.	1,690	(63,764)					1,690	(63,764)
EOG Resources, Inc.	654	(64,426)					654	(64,426)
Dresser-Rand Group, Inc.	1,345	(67,129)					1,345	(67,129)
Range Resources Corp.	1,199	(74,266)					1,199	(74,266)
Cameron International Corp.	1,618	(79,589)					1,618	(79,589)
Teekay Corp.	3,132	(83,718)					3,132	(83,718)
Cobalt International Energy, Inc.	5,453	(84,631)					5,453	(84,631)
Continental Resources, Inc.	1,290	(86,056)					1,290	(86,056)
FMC Technologies, Inc.	1,799	(93,962)					1,799	(93,962)
Kinder Morgan, Inc.	6,517	(209,652)					6,517	(209,652)
Superior Energy Services, Inc.	30,720	(873,677)					30,720	(873,677)
Total Energy		(2,188,464)						(2,188,464)
Information Technology - (2.38)%
Teradata Corp.	24	(1,164)					24	(1,164)
Acme Packet, Inc.	40	(1,236)					40	(1,236)
Amphenol Corp. – Class A	72	(3,268)					72	(3,268)
Accenture plc – Class A	72	(3,833)					72	(3,833)
Corning, Inc.	381	(4,945)					381	(4,945)
Western Digital Corp.	182	(5,633)					182	(5,633)
IPG Photonics Corp.	251	(8,501)					251	(8,501)
Juniper Networks, Inc.	418	(8,531)					418	(8,531)
Yahoo!, Inc.	588	(9,484)					588	(9,484)
AOL, Inc.	1,163	(17,561)					1,163	(17,561)
ACI Worldwide, Inc.	932	(26,692)					932	(26,692)
Lender Processing Services, Inc.	2,763	(41,638)					2,763	(41,638)
Citrix Systems, Inc.	690	(41,897)					690	(41,897)
CoreLogic, Inc.	3,326	(43,005)					3,326	(43,005)
Genpact Ltd.	2,980	(44,551)					2,980	(44,551)
NetApp, Inc.	1,514	(54,913)					1,514	(54,913)
QLogic Corp.	3,666	(54,990)					3,666	(54,990)
Micron Technology, Inc.	9,052	(56,937)					9,052	(56,937)
Rovi Corp.	2,326	(57,173)					2,326	(57,173)
Brocade Communications Systems, Inc.	11,075	(57,479)					11,075	(57,479)
Cognizant Technology Solutions Corp. – Class A	945	(60,773)					945	(60,773)
Salesforce.com, Inc.	600	(60,876)					600	(60,876)
Factset Research Systems, Inc.	708	(61,794)					708	(61,794)
Cree, Inc.	2,872	(63,299)					2,872	(63,299)
Tellabs, Inc.	15,680	(63,347)					15,680	(63,347)
National Instruments Corp.	2,472	(64,148)					2,472	(64,148)
Western Union Co.	3,635	(66,375)					3,635	(66,375)
LSI Corp.	11,190	(66,581)					11,190	(66,581)
Paychex, Inc.	2,326	(70,036)					2,326	(70,036)
PMC - Sierra, Inc.	12,722	(70,098)					12,722	(70,098)
Ciena Corp.	6,397	(77,404)					6,397	(77,404)
Akamai Technologies, Inc.	2,411	(77,827)					2,411	(77,827)
Diebold, Inc.	2,617	(78,693)					2,617	(78,693)
Dolby Laboratories, Inc. – Class A	2,599	(79,296)					2,599	(79,296)
MICROS Systems, Inc.	1,709	(79,605)					1,709	(79,605)
Itron, Inc.	2,260	(80,840)					2,260	(80,840)
FLIR Systems, Inc.	3,235	(81,101)					3,235	(81,101)
ANSYS, Inc.	1,418	(81,223)					1,418	(81,223)
Advanced Micro Devices, Inc.	15,285	(82,539)					15,285	(82,539)
Trimble Navigation Ltd.	1,981	(85,975)					1,981	(85,975)
Silicon Laboratories, Inc.	1,981	(86,015)					1,981	(86,015)
Broadridge Financial Solutions, Inc.	3,823	(86,209)					3,823	(86,209)
VeriSign, Inc.	2,563	(91,550)					2,563	(91,550)
WebMD Health Corp. – Class A	2,563	(96,241)					2,563	(96,241)
Zebra Technologies Corp. – Class A	3,749	(134,139)					3,749	(134,139)
Lam Research Corp.	8,339	(308,710)					8,339	(308,710)
Total Information Technology		(2,798,125)						(2,798,125)

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Industrials - (2.56)%
Owens Corning	93	(2,671)					93	(2,671)
Avery Dennison Corp.	163	(4,675)					163	(4,675)
Equifax, Inc.	146	(5,656)					146	(5,656)
GrafTech International Ltd.	509	(6,948)					509	(6,948)
WABCO Holdings, Inc.	172	(7,465)					172	(7,465)
Copa Holdings S.A. – Class A	144	(8,448)					144	(8,448)
Stericycle, Inc.	109	(8,493)					109	(8,493)
3M Co.	109	(8,909)					109	(8,909)
Polypore International, Inc.	239	(10,514)					239	(10,514)
Cooper Industries plc	238	(12,888)					238	(12,888)
UTI Worldwide, Inc.	1,066	(14,167)					1,066	(14,167)
United Technologies Corp.	200	(14,618)					200	(14,618)
Fastenal Co.	572	(24,945)					572	(24,945)
Terex Corp.	2,411	(32,573)					2,411	(32,573)
Ingersoll-Rand plc	1,254	(38,209)					1,254	(38,209)
Spirit Aerosystems Holdings, Inc. – Class A	1,853	(38,505)					1,853	(38,505)
CH Robinson Worldwide, Inc.	618	(43,124)					618	(43,124)
Deere & Co.	582	(45,018)					582	(45,018)
Regal-Beloit Corp.	899	(45,822)					899	(45,822)
PACCAR, Inc.	1,224	(45,863)					1,224	(45,863)
Southwest Airlines Co.	5,394	(46,173)					5,394	(46,173)
First Solar, Inc.	1,526	(51,518)					1,526	(51,518)
United Parcel Service, Inc. – Class B	746	(54,600)					746	(54,600)
Covanta Holding Corp.	4,017	(54,993)					4,017	(54,993)
Oshkosh Corp.	2,617	(55,951)					2,617	(55,951)
Expeditors International of Washington, Inc.	1,400	(57,344)					1,400	(57,344)
Illinois Tool Works, Inc.	1,272	(59,415)					1,272	(59,415)
Con-way, Inc.	2,054	(59,895)					2,054	(59,895)
Graco, Inc.	1,562	(63,870)					1,562	(63,870)
Carlisle Companies, Inc.	1,472	(65,210)					1,472	(65,210)
Lennox International, Inc.	1,945	(65,644)					1,945	(65,644)
Robert Half International, Inc.	2,314	(65,856)					2,314	(65,856)
Valmont Industries, Inc.	746	(67,729)					746	(67,729)
United Continental Holdings, Inc.	3,713	(70,064)					3,713	(70,064)
Iron Mountain, Inc.	2,308	(71,086)					2,308	(71,086)
Masco Corp.	7,042	(73,800)					7,042	(73,800)
AECOM Technology Corp.	3,617	(74,402)					3,617	(74,402)
Manitowoc Company, Inc.	8,110	(74,531)					8,110	(74,531)
Manpower, Inc.	2,126	(76,005)					2,126	(76,005)
J.B. Hunt Transport Services, Inc.	1,690	(76,168)					1,690	(76,168)
Shaw Group, Inc.	2,895	(77,876)					2,895	(77,876)
Flowserve Corp.	836	(83,032)					836	(83,032)
CoStar Group, Inc.	1,247	(83,212)					1,247	(83,212)
Crane Co.	1,853	(86,554)					1,853	(86,554)
Toro Co.	1,436	(87,108)					1,436	(87,108)
Quanta Services, Inc.	4,181	(90,059)					4,181	(90,059)
Boeing Co.	1,254	(91,981)					1,254	(91,981)
Dun & Bradstreet Corp.	1,236	(92,490)					1,236	(92,490)
Landstar System, Inc.	1,994	(95,553)					1,994	(95,553)
Delta Air Lines, Inc.	13,419	(108,560)					13,419	(108,560)
Jacobs Engineering Group, Inc.	3,269	(132,656)					3,269	(132,656)
United Rentals, Inc.	9,462	(279,602)					9,462	(279,602)
Total Industrials		(3,012,448)						(3,012,448)
Utilities - (4.44%)
UGI Corp.	251	(7,379)					251	(7,379)
PG&E Corp.	287	(11,830)					287	(11,830)
PPL Corp.	454	(13,357)					454	(13,357)
AGL Resources, Inc.	364	(15,383)					364	(15,383)
Hawaiian Electric Industries, Inc.	1,309	(34,662)					1,309	(34,662)
TECO Energy, Inc.	2,545	(48,711)					2,545	(48,711)
AES Corp.	4,684	(55,459)					4,684	(55,459)
National Fuel Gas Co.	1,054	(58,581)					1,054	(58,581)
FirstEnergy Corp.	1,490	(66,007)					1,490	(66,007)
Aqua America, Inc.	3,126	(68,928)					3,126	(68,928)
GenOn Energy, Inc.	26,827	(70,018)					26,827	(70,018)
Public Service Enterprise Group, Inc.	2,417	(79,785)					2,417	(79,785)
Calpine Corp.	4,925	(80,425)					4,925	(80,425)
NextEra Energy, Inc.	1,363	(82,979)					1,363	(82,979)
Wisconsin Energy Corp.	2,417	(84,498)					2,417	(84,498)
Dominion Resources, Inc.	1,593	(84,556)					1,593	(84,556)
Questar Corp.	4,308	(85,557)					4,308	(85,557)
Vectren Corp.	2,854	(86,276)					2,854	(86,276)
Integrys Energy Group, Inc.	1,600	(86,688)					1,600	(86,688)
MDU Resources Group, Inc.	4,047	(86,849)					4,047	(86,849)
Southern Co.	1,891	(87,534)					1,891	(87,534)
Exelon Corp.	39,370	(1,707,477)					39,370	(1,707,477)
Duke Energy Corp.	100,654	(2,214,388)					100,654	(2,214,388)
Total Utilities		(5,217,327)						(5,217,327)

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Financials - (4.60)%
BBCN Bancorp, Inc.	69	(652)					69	(652)
Regions Financial Corp.	180	(774)					180	(774)
Hartford Financial Services Group, Inc.	171	(2,779)					171	(2,779)
Invesco Ltd.	145	(2,913)					145	(2,913)
U.S. Bancorp	115	(3,111)					115	(3,111)
Boston Properties, Inc.	36	(3,586)					36	(3,586)
IntercontinentalExchange, Inc.	36	(4,340)					36	(4,340)
CNA Financial Corp.	182	(4,869)					182	(4,869)
Moody's Corp.	152	(5,119)					152	(5,119)
First Horizon National Corp.	665	(5,320)					665	(5,320)
Wells Fargo & Co.	227	(6,256)					227	(6,256)
Arthur J Gallagher & Co.	200	(6,688)					200	(6,688)
Associated Banc-Corp.	615	(6,870)					615	(6,870)
SunTrust Banks, Inc.	413	(7,310)					413	(7,310)
Raymond James Financial, Inc.	251	(7,771)					251	(7,771)
Lincoln National Corp.	475	(9,225)					475	(9,225)
KeyCorp	1,423	(10,943)					1,423	(10,943)
TD Ameritrade Holding Corp.	727	(11,378)					727	(11,378)
Aflac, Inc.	277	(11,983)					277	(11,983)
Janus Capital Group, Inc.	1,967	(12,412)					1,967	(12,412)
Affiliated Managers Group, Inc.	136	(13,049)					136	(13,049)
City National Corp.	302	(13,342)					302	(13,342)
Allstate Corp.	782	(21,435)					782	(21,435)
Zions Bancorporation	1,451	(23,622)					1,451	(23,622)
Fulton Financial Corp.	2,410	(23,642)					2,410	(23,642)
Plum Creek Timber Company, Inc.	672	(24,568)					672	(24,568)
Digital Realty Trust, Inc.	400	(26,668)					400	(26,668)
RenaissanceRe Holdings Ltd.	400	(29,748)					400	(29,748)
Jefferies Group, Inc.	2,169	(29,824)					2,169	(29,824)
Host Hotels & Resorts, Inc.	2,199	(32,479)					2,199	(32,479)
CBOE Holdings, Inc.	1,345	(34,782)					1,345	(34,782)
HCP, Inc.	872	(36,127)					872	(36,127)
BOK Financial Corp.	708	(38,890)					708	(38,890)
BRE Properties, Inc.	782	(39,475)					782	(39,475)
Popular, Inc.	28,941	(40,228)					28,941	(40,228)
Waddell & Reed Financial, Inc. – Class A	1,758	(43,546)					1,758	(43,546)
Forest City Enterprises, Inc. – Class A	3,719	(43,959)					3,719	(43,959)
American Express Co.	1,036	(48,868)					1,036	(48,868)
Assured Guaranty Ltd.	3,926	(51,588)					3,926	(51,588)
Everest Re Group Ltd.	654	(54,995)					654	(54,995)
Hudson City Bancorp, Inc.	8,810	(55,063)					8,810	(55,063)
BB&T Corp.	2,196	(55,273)					2,196	(55,273)
Synovus Financial Corp.	39,586	(55,816)					39,586	(55,816)
TCF Financial Corp.	5,418	(55,914)					5,418	(55,914)
Brandywine Realty Trust	5,962	(56,639)					5,962	(56,639)
Cullen	1,077	(56,984)					1,077	(56,984)
Franklin Resources, Inc.	602	(57,828)					602	(57,828)
Mack-Cali Realty Corp.	2,308	(61,601)					2,308	(61,601)
Vornado Realty Trust	818	(62,872)					818	(62,872)
Regency Centers Corp.	1,709	(64,293)					1,709	(64,293)
Brown & Brown, Inc.	2,859	(64,699)					2,859	(64,699)
Howard Hughes Corp.	1,478	(65,283)					1,478	(65,283)
Jones Lang LaSalle, Inc.	1,077	(65,977)					1,077	(65,977)
Corporate Office Properties Trust	3,217	(68,393)					3,217	(68,393)
Protective Life Corp.	3,054	(68,898)					3,054	(68,898)
Goldman Sachs Group, Inc.	782	(70,716)					782	(70,716)
Genworth Financial, Inc. – Class A	11,044	(72,338)					11,044	(72,338)
T. Rowe Price Group, Inc.	1,276	(72,668)					1,276	(72,668)
Bank of America Corp.	13,341	(74,176)					13,341	(74,176)
Northern Trust Corp.	1,891	(74,997)					1,891	(74,997)
Eaton Vance Corp.	3,271	(77,326)					3,271	(77,326)
Green Dot Corp. – Class A	2,527	(78,893)					2,527	(78,893)
PartnerRe Ltd.	1,236	(79,364)					1,236	(79,364)
MSCI, Inc. – Class A	2,435	(80,185)					2,435	(80,185)
SLM Corp.	6,089	(81,593)					6,089	(81,593)
Greenhill & Company, Inc.	2,254	(81,978)					2,254	(81,978)
Markel Corp.	200	(82,934)					200	(82,934)
JPMorgan Chase & Co.	2,513	(83,557)					2,513	(83,557)

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Progressive Corp.	4,308	(84,049)					4,308	(84,049)
Aspen Insurance Holdings Ltd.	3,181	(84,297)					3,181	(84,297)
Capitol Federal Financial, Inc.	7,343	(84,738)					7,343	(84,738)
State Street Corp.	2,103	(84,772)					2,103	(84,772)
CIT Group, Inc.	2,435	(84,908)					2,435	(84,908)
General Growth Properties, Inc.	5,725	(85,990)					5,725	(85,990)
Ventas, Inc.	1,563	(86,168)					1,563	(86,168)
Cincinnati Financial Corp.	2,908	(88,578)					2,908	(88,578)
Mercury General Corp.	1,945	(88,731)					1,945	(88,731)
Health Care REIT, Inc.	1,636	(89,211)					1,636	(89,211)
First Citizens BancShares, Inc. – Class A	510	(89,245)					510	(89,245)
SEI Investments Co.	5,162	(89,561)					5,162	(89,561)
Old Republic International Corp.	10,015	(92,839)					10,015	(92,839)
PNC Financial Services Group, Inc.	1,610	(92,849)					1,610	(92,849)
Bank of Hawaii Corp.	2,115	(94,096)					2,115	(94,096)
TFS Financial Corp.	13,615	(121,990)					13,615	(121,990)
Alleghany Corp.	4,362	(1,244,435)					4,362	(1,244,435)
Total Financials		(5,407,849)						(5,407,849)

Total Common Stock Sold Short		(24,381,002)						(24,381,002)
(Proceeds $24,457,939)

EXCHANGE TRADED FUNDS SOLD SHORT - (7.84)%
iShares MSCI Taiwan Index Fund	654	(7,658)					654	(7,658)
iShares MSCI South Africa Index Fund	184	(11,237)					184	(11,237)
iShares MSCI Austria Investable Market Index Fund	909	(12,926)					909	(12,926)
iShares FTSE China 25 Index Fund	390	(13,599)					390	(13,599)
iShares MSCI Belgium Investable Market Index Fund	1,569	(16,616)					1,569	(16,616)
iShares MSCI Turkey Index Fund	407	(16,744)					407	(16,744)
iShares MSCI Emerging Markets Index Fund	477	(18,097)					477	(18,097)
iShares iBoxx Investment Grade Corporate Bond Fund	166	(18,884)					166	(18,884)
iShares Barclays 7-10 Year Treasury Bond Fund	317	(33,466)					317	(33,466)
Market Vectors Russia ETF	1,398	(37,257)					1,398	(37,257)
iShares MSCI Germany Index Fund	2,351	(45,186)					2,351	(45,186)
iShares MSCI Italy Index Fund	3,821	(45,814)					3,821	(45,814)
iShares MSCI EMU Index Fund	2,081	(58,060)					2,081	(58,060)
iPath MSCI India Index ETN	1,411	(65,781)					1,411	(65,781)
iShares MSCI Hong Kong Index Fund	5,222	(80,784)					5,222	(80,784)
Market Vectors Gold Miners ETF	1,663	(85,528)					1,663	(85,528)
iShares MSCI Chile Investable Market Index Fund	1,504	(86,796)					1,504	(86,796)
iShares Barclays 20+ Year Treasury Bond Fund	758	(91,908)					758	(91,908)
iShares Barclays 3-7 Year Treasury Bond Fund	838	(102,270)					838	(102,270)
iShares MSCI BRIC Index Fund	3,212	(116,499)					3,212	(116,499)
iShares MSCI Brazil Index Fund	2,215	(127,119)					2,215	(127,119)
iShares MSCI Netherlands Investable Market Index Fund	8,006	(137,943)					8,006	(137,943)
iShares MSCI Canada Index Fund	5,572	(148,215)					5,572	(148,215)
iShares Barclays TIPS Bond Fund	1,557	(181,686)					1,557	(181,686)
iShares MSCI Mexico Investable Market Index Fund	3,545	(190,579)					3,545	(190,579)
Powershares QQQ Trust Series 1	3,499	(195,349)					3,499	(195,349)
iShares MSCI Switzerland Index Fund	8,913	(201,612)					8,913	(201,612)
iShares MSCI EAFE Index Fund	4,180	(207,035)					4,180	(207,035)
iShares MSCI Japan Index Fund	25,846	(235,457)					25,846	(235,457)
iShares Barclays Aggregate Bond Fund	2,346	(258,647)					2,346	(258,647)
iShares Dow Jones US Real Estate Index Fund	6,539	(371,350)					6,539	(371,350)
SPDR Barclays Capital High Yield Bond ETF	15,565	(598,474)					15,565	(598,474)
iShares Russell 2000 Index Fund	13,207	(973,224)					13,207	(973,224)
SPDR S&P 500 ETF Trust	8,394	(1,053,447)					8,394	(1,053,447)
iShares Russell 1000 Growth Index Fund	23,304	(1,346,738)					23,304	(1,346,738)
iShares Russell 1000 Value Index Fund	31,893	(2,024,568)					31,893	(2,024,568)
Industrial Select Sector SPDR Fund	–	–	6,760	(228,146)	(6,760)	228,146		–
Total Exchange Traded Funds Sold Short		(9,216,553)						(9,216,553)
(Proceeds $9,284,630)

Total Securities Sold Short- (28.58)%		$(33,597,555)						$(33,597,555)
(Proceeds $33,742,569)

	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED

March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $59,575)	199	211,179	2	2,071	(2)	(2,071)	199	211,179
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $29,643)	–	–	8	(3,834)	(8)	3,834	–	–
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $693,326)	–	–	13	7,139	(13)	(7,139)	–	–
March 2012 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $143,183)	–	–	2	9,416	(2)	(9,416)	–	–

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
March 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $141,808)	–	–	5	9,919	(5)	(9,919)	–	–
March 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $136,871)	–	–	1	5,675	(1)	(5,675)	–	–
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $477,043)	–	–	4	3,465	(4)	(3,465)	–	–
March 2012 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $551,922)	–	–	3	382	(3)	(382)	–	–
March 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $109,606)	–	–	2	1,079	(2)	(1,079)	–	–
March 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $133,386)	–	–	1	(12)	(1)	12	–	–
January 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $119,047)	–	–	1	(649)	(1)	649	–	–
March 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $190,877)	–	–	1	(821)	(1)	821	–	–
March 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $126,675)	–	–	3	(2,348)	(3)	2,348	–	–
March 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $104,127)	–	–	1	(4,518)	(1)	4,518	–	–

January 2012 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $511,758)	–	–	3	(4,733)	(3)	4,733	–	–
February 2012 Volatility Index Futures Contracts (Aggregate Value of Contracts $7,114,150)	263	(1,302,123)	–	–	–	–	263	(1,302,123)
Total Futures Contracts Purchased		(1,090,944.00)		22,231.00		(22,231.00)		(1,090,944.00)

	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED
December 2012 Wheat Futures Contracts (Aggregate Value of Contracts $3,496,850)	97	$226,422	–	–	–	–	97	226,422
May 2012 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $2,717,550)	36	103,409	–	–	–	–	36	103,409
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,498,800)	30	42,400	–	–	–	–	30	42,400
May 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $3,141,747)	27	34,294	–	–	–	–	27	34,294
May 2012 ICE Gas Oil Futures Contracts (Aggregate Value of Contracts $3,353,125)	37	23,596	–	–	–	–	37	23,596
March 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $72,455)	–	–	1	1,776	(1)	(1,776)	–	–
February 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $27,517)	–	–	1	(1,008)	(1)	1,008	–	–
March 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $69,550)	–	–	1	(1,925)	(1)	1,925	–	–

EXHIBIT A

Rydex Series Funds Multi–Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund – Pre– Reorganization		Acquired Fund –Pre– Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
February 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $42,532)	–	–	1	(2,364)	(1)	2,364	–	–
March 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $173,689)	–	–	2	(2,369)	(2)	2,369	–	–
March 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $38,067)	–	–	1	(8,063)	(1)	8,063	–	–
February 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $176,907)	–	–	2	3,883	(2)	(3,883)	–	–
March 2012 Brent Crude Futures Contracts (Aggregate Value of Contracts $173,981)	–	–	2	(3,288)	(2)	3,288	–	–
April 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $2,792,513)	23	(39,940)	–	–	–	–	23	(39,940)
July 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,380,620)	34	(46,930)	–	–	–	–	34	(46,930)
November 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $3,055,104)	96	(47,475)	–	–	–	–	96	(47,475)
August 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $679,680)	79	(68,447)	–	–	–	–	79	(68,447)
September 2012 Corn Futures Contracts (Aggregate Value of Contracts $3,035,588)	99	(85,648)	–	–	–	–	99	(85,648)
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $2,657,600)	44	(126,622)	–	–	–	–	44	(126,622)
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,622,118)	64	(144,743)	–	–	–	–	64	(144,743)
September 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,416,840)	74	(414,394)	–	–	–	–	74	(414,394)

Total Commodity Futures Contracts Purchased		(544,078)		(13,358)		13,358		(544,078)

	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED
March 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $101,390)	–	–	1	772	(1)	(772)	–	–
March 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $98,000)	–	–	1	228	(1)	(228)	–	–
Total Currency Futures Contracts Purchased		–		1,000		(1,000)		–

	Units	Unrealized Gain (Loss)	Units	Unrealized Gain (Loss)	Units	Unrealized Gain (Loss)	Units	Unrealized Gain (Loss)
CORPORATE BOND INDEX SWAP AGREEMENTS
Credit Suisse Capital LLC January 2012 iShares iBoxx High Yield Corporate Bond Fund Index Swap, Terminating 01/31/12 (Notional Value $912,494)	–	–	10,203	514	(10,203)	(514)		–

EXHIBIT A

Rydex Series Funds Multi–Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund – Pre– Reorganization		Acquired Fund – Pre– Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
EQUITY INDEX SWAP AGREEMENTS
Credit Suisse Capital LLC Credit Suisse Merger Arbitrage Liquid Index Swap January 2012 Swap, Terminating 01/31/12 (Notional Value $2,329,806)	–	–	2,091	5,427	(2,091)	(5,427)	–	–
Credit Suisse Capital LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12 (Notional Value $132,398)	–	–	179	(1,020)	(179)	1,020	–	–
Total Equity Index Swaps Purchased		–		4,407		(4,407)		–

	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT
March 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $6,120,800)	70	96,355	–	–	–	–	70	96,355
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $123,273)	–	–	1	(579)	(1)	579	–	–
January 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $163,494)	–	–	4	(378)	(4)	378	–	–
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $140,660)	–	–	2	(541)	(2)	541	–	–
March 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $171,966)	–	–	2	(1,540)	(2)	1,540	–	–
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $147,280)	–	–	2	(3,498)	(2)	3,498	–	–
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,185,760)	84	(146,901)	–	–	–	–	84	(146,901)
January 2012 Volatility Index Futures Contracts (Aggregate Value of Contracts $6,057,050)	229	(664,488)	–	–	–	–	229	(664,488)
Total Future Contracts Sold Short		(715,034)		(6,536)		6,536		(715,034)

	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,438,960)	92	370,316			–	–	92	370,316
March 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $1,390,620)	66	299,577	1	5,100	(1)	(5,100)	66	299,577
April 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $2,915,790)	83	128,017	–	–	–	–	83	128,017
February 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $2,697,156)	22	116,820	–	–	–	–	22	116,820
March 2012 Silver Futures Contracts (Aggregate Value of Contracts $967,575)	7	112,199	–	4,891	–	(4,891)	7	112,199
March 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,071,790)	31	70,020	–	–	–	–	31	70,020
August 2012 ICE Gas Oil Futures Contracts (Aggregate Value of Contracts $3,327,225)	37	69,029	–	–	–	–	37	69,029
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $2,223,872)	85	57,706	–	–	–	–	85	57,706
January 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $857,629)	17	38,937	–	–	–	–	17	38,937
May 2012 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $1,725,000)	20	16,434	–	–	–	–	20	16,434

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
March 2012 Copper Futures Contracts (Aggregate Value of Contracts $685,900)	8	12,801	1	2,109	(1)	(2,109)	8	12,801
July 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,362,750)	30	4,512	–	–	–	–	30	4,512
February 2012 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $33,760)	–	–	–	3,803	–	(3,803)	–	–
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $19,661)	–	–	1	1,483	(1)	(1,483)	–	–
March 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $19,762)	–	–	–	1,277	–	(1,277)	–	–
March 2012 Corn Futures Contracts (Aggregate Value of Contracts $100,138)	–	–	9	(10,950)	(9)	10,950	–	–
March 2012 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $286,736)	–	–	–	886	–	(886)	–	–
February 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $36,064)	–	–	1	518	(1)	(518)	–	–
March 2012 Wheat Futures Contracts (Aggregate Value of Contracts $39,785)	–	–	7	(1,633)	(7)	1,633	–	–
June 2012 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $31,849)	–	–	–	130	–	(130)	–	–
June 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $4,825)	–	–	–	29	–	(29)	–	–
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $4,541)	–	–	–	22	–	(22)	–	–
March 2012 Soybean Futures Contracts (Aggregate Value of Contracts $103,588)	–	–	5	(15,139)	(5)	15,139	–	–
February 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $160,098)	–	–	5	16,178	(5)	(16,178)	–	–
February 2012 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $172,234)	–	–	3	1,122	(3)	(1,122)	–	–
February 2012 LME Nickel Futures Contracts (Aggregate Value of Contracts $170,551)	–	–	2	(3,649)	(2)	3,649	–	–
February 2012 LME Copper Futures Contracts (Aggregate Value of Contracts $175,348)	–	–	1	(4,745)	(1)	4,745	–	–
March 2012 LME Zinc Futures Contracts (Aggregate Value of Contracts $968,074)	21	(353)	–	–	–	–	21	(353)
July 2012 Soybean Futures Contracts (Aggregate Value of Contracts $3,569,175)	58	(7,272)	–	–	–	–	58	(7,272)
April 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $2,919,420)	25	(19,622)	–	–	–	–	25	(19,622)
April 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,508,700)	30	(20,888)	–	–	–	–	30	(20,888)
March 2012 LME Nickel Futures Contracts (Aggregate Value of Contracts $673,704)	6	(29,433)	–	–	–	–	6	(29,433)

EXHIBIT A

Rydex Series Funds Multi-Hedge Strategies Fund (the “Acquiring Fund”) and Rydex Series Funds Alternative Strategies Allocation Fund

(the “Acquired Fund”) Pro Forma Portfolio of Investments as of December 31, 2011 (Unaudited)

	Acquiring Fund - Pre- Reorganization		Acquired Fund - Pre- Reorganization		Adjustments		Pro Forma Combined Acquiring Fund

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
March 2012 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,715,512)	34	(30,257)	–	–	–	–	34	(30,257)
March 2012 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $2,678,400)	36	(33,643)	–	–	–	–	36	(33,643)
March 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $3,867,858)	123	(195,147)	–	–	–	–	123	(195,147)
July 2012 Corn Futures Contracts (Aggregate Value of Contracts $3,048,075)	93	(196,015)	–	–	–	–	93	(196,015)
May 2012 Wheat Futures Contracts (Aggregate Value of Contracts $4,200,000)	125	(296,819)	–	–	–	–	125	(296,819)

Total Commodity Future Contracts Sold Short		466,919		1,432		(1,432)		466,919

	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT
March 2012 Euro Futures Contracts (Aggregate Value of Contracts $249,831)	–	–	2	10,606	(2)	(10,606)	–	–
March 2012 British Pound Futures Contracts (Aggregate Value of Contracts $99,109)	–	–	3	1,900	(3)	(1,900)	–	–
March 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $38,946)	–	–	–	538	–	(538)	–	–
March 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $20,041)	–	–	–	(48)	–	48	–	–
March 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $40,316)	–	–	–	(142)	–	142	–	–
March 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $242,298)	–	–	1	(1,991)	(1)	1,991	–	–
Total Currency Futures Contracts Sold Short		–		10,863		(10,863)		–

CREDIT DEFAULT SWAPS PROTECTION SOLD
Index	Counterparty	Protection Premium Rate	Counterparty	Protection Premium Rate

CDX.NA.HY-17 Index	Barclays Bank plc	5.00%	Barclays Bank plc	5.00%
	Maturity Date	Notional Principal	Maturity Date	Notional Principal

	12/20/16	$3,920,000	12/20/16	$3,920,000
	Notional Value	Upfront Premiums Paid	Notional Value	Upfront Premiums Paid

	$(3,645,600)	$(309,629)	$(3,645,600)	$(309,629)
	Unrealized Appreciation		Unrealized Appreciation

	$35,229		$35,229

PART C

OTHER INFORMATION

Item 15.	Indemnification:

Rydex Series Funds (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant’s Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

(1)(a)

Registrant’s Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(1)(b)

Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(1)(c)

Amendment dated November 2, 1993 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(1)(d)

Amendment dated February 25, 2000 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(1)(e)

Amendment dated November 21, 2005 to the Registrant’s Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(2)

Registrant’s Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement on Form N-14.

(5)	Reference is made to Article VII of the Registrant’s Declaration of Trust dated March 13, 1993, which has been incorporated herein by reference in Exhibit (1)(b) of this Registration Statement.

(6)(a)

Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(7)(a)

Distribution Agreement dated March 1, 2012 between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(8)	Not applicable.

(9)(a)

Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-006178 on January 28, 2010.

(10)(a)

Amended and Restated Distribution and Shareholder Services Plan dated August 18, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(10)(b)

Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(10)(c)

Amendment dated December 7, 2010 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(10)(d)

Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-00-034316 on August 2, 2000.

(10)(e)

Amendment dated December 7, 2010 to the Distribution Plan dated February 25, 2000 for H-Class Shares is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(10)(f)

Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(10)(g)

Amendment dated December 7, 2010 to the Distribution Plan dated November 5, 2001 for A-Class Shares is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(10)(h)

Amended and Restated Rule 18f-3 Plan dated August 28, 2000, as amended and restated August 17, 2011, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-11-080055 on August 25, 2011.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued, is filed herewith.

(12)	Form of Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(13)(a)

Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-027663 on March 24, 2010.

(13)(b)

Amendment dated December 7, 2010 to the Fourth Amended and Restated Service Agreement dated as of September 25, 1996, and amended and restated as of November 15, 2004, August 29, 2005, August 28, 2006, and February 11, 2010, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(13)(c)

Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000906287-96-000141 on October 30, 1996.

(13)(d)

Amendment dated December 7, 2010 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-113894 on December 15, 2010.

(13)(e)

Investment Management Agreement dated March 1, 2012 between Rydex Series Funds Multi-Hedge Strategies CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(14)	Consent of Ernst & Young LLP is filed herewith.

(15)	Not applicable.

(16)

Powers of Attorney dated February 2012 for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Roger Somers, and Donald C. Cacciapaglia are filed herewith.

(17)(a)

Combined Code of Ethics, as approved by the Board of Trustees on May 19, 2010, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-10-069956 on July 30, 2010.

(17)(b)

Prospectuses and Statement of Additional Information dated August 1, 2011, with respect to the Alternative Strategies Allocation Fund, are incorporated by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000950123-11-070285 on July 29, 2011.

(17)(c)

Prospectuses and Statement of Additional Information dated May 1, 2012, with respect to the Multi-Hedge Strategies Fund, are incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-196774 on April 30, 2012.

(17)(d)

Semi-Annual Report dated September 30, 2011 for the Alternative Strategies Allocation Fund is incorporated herein by reference to the Registrant’s Form N-CSRS filing, as filed with the SEC via EDGAR Accession No. 0000950123-11-102621 on December 9, 2011.

(17)(e)

Annual Report of Independent Registered Public Accounting firm dated March 31, 2011, and audited financial statements, for the Alternative Strategies Allocation Fund are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0000950123-11-057567 on June 8, 2011.

(17)(f)

Annual Report of Independent Registered Public Accounting firm dated December 31, 2011, and audited financial statements, for the Multi-Hedge Strategies Fund are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0001193125-12-109176 on March 12, 2012.

Item 17.	Undertakings:

(1)

The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Rockville and State of Maryland, on this 7th day of May, 2012.

Rydex Series Funds

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Donald C. Cacciapaglia Donald C. Cacciapaglia	President and Member of the Board of Trustees	May 7, 2012

* J. Kenneth Dalton	Member of the Board of Trustees	May 7, 2012

* John O. Demaret	Member of the Board of Trustees	May 7, 2012

* Patrick T. McCarville	Member of the Board of Trustees	May 7, 2012

* Roger Somers	Member of the Board of Trustees	May 7, 2012

* Corey A. Colehour	Member of the Board of Trustees	May 7, 2012

* Werner E. Keller	Member of the Board of Trustees	May 7, 2012

* Thomas F. Lydon	Member of the Board of Trustees	May 7, 2012

/s/Nick Bonos Nick Bonos	Vice President and Treasurer	May 7, 2012

* /s/Nick Bonos

   Nick Bonos

* Attorney-in-Fact, pursuant to power of attorney

EXHIBIT INDEX

Exhibit Number	Exhibit

EX-99.11	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued

EX-99.12	Form of Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters

EX-99.14	Consent of Ernst & Young LLP

EX-99.16	Powers of Attorney dated February 2012 for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Roger Somers, and Donald C. Cacciapaglia